UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-3091

Name of Fund: FAM Series Fund, Inc.
              Mercury Low Duration Portfolio
              Mercury Global SmallCap Portfolio
              Mercury Equity Dividend Portfolio
              Mercury Mid Cap Value Opportunities Portfolio
              Mercury Small Cap Index Portfolio
              Mercury International Index Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of September 30, 2005

                             Face
                           Amount   Asset-Backed Securities +                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   500,000   GSAA Trust Series 2005-12 Class AF2, 4.972% due 11/26/2007                         $    500,000
                          358,204   Harley-Davidson Motorcycle Trust Series 2003-1 Class A2, 2.63% due 11/15/2010           351,094
                                    National Collegiate Student Loan Trust Class AIO:
                          400,000        Series 2005-2, 7.73% due 3/25/2012                                                 124,780
                          733,246        Series 2005-GT1, 6.75% due 12/25/2009                                              187,207
                          250,000   Residential Asset Mortgage Products, Inc. Series 2003-RZ3
                                    Class A6, 3.40% due 3/25/2033                                                           241,061
                                    Residential Asset Securities Corporation:
                          100,000        Series 2003-KS2 Class MI1, 4.80% due 4/25/2033                                      98,679
                          250,000        Series 2003-KS11 Class AI4, 4.51% due 2/25/2032                                    248,068
                          450,000   Susquehanna Auto Lease Trust Series 2005-1A Class A3, 4.43% due 6/16/2008 (c)           450,563
                          500,000   USAA Auto Owner Trust Series 2003-1 Class A4, 2.04%
                                    due 2/16/2010                                                                           490,911
                          500,000   Volkswagen Auto Lease Trust Series 2004-A Class A3, 2.84%
                                    due 7/20/2007                                                                           494,401
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Asset-Backed Securities (Cost - $3,193,350) - 17.4%                             3,186,764
-----------------------------------------------------------------------------------------------------------------------------------

                                    Government Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                    U.S. Treasury Notes:
                        2,575,000        3% due 12/31/2006 (d)                                                            2,538,587
                          105,000        3.625% due 4/30/2007                                                               104,114
                        1,700,000        4% due 8/31/2007                                                                 1,694,223
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Government Agency Obligations (Cost - $4,382,561) - 23.6%                       4,336,924
-----------------------------------------------------------------------------------------------------------------------------------

                                    Government Agency Mortgage-Backed Obligations+
-----------------------------------------------------------------------------------------------------------------------------------
                                    Freddie Mac Mortgage Participation Certificates:
                          925,015        5% due 12/01/2019                                                                  922,921
                          735,556        6%  due 7/01/2034                                                                  748,479
                                    Ginnie Mae Trust Series 2005-9 Class A,
                           97,881   4.026% due 5/16/2022                                                                     95,931
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Government Agency Mortgage-Backed Obligations (Cost - $1,795,470) - 9.6%        1,767,331
-----------------------------------------------------------------------------------------------------------------------------------

                                    Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized            358,819   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A2,
Mortgage                            6.001% due 3/15/2033                                                                    364,007
Obligations - 9.4%        500,000   Popular ABS Mortgage Pass-Through Trust Series 2005-2 Class AF2, 4.415%
                                    due 4/25/2035 (a)                                                                       495,754
                          148,665   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 4.388%
                                    due 8/25/2035 (a)                                                                       148,525
                                    Wachovia Bank Commercial Mortgage Trust Class A1:
                          254,976        Series 2004-C14, 3.477% due 8/15/2041                                              249,232
                          470,752        Series 2005-C17, 4.43% due 3/15/2042                                               468,290
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Non-Government Agency Mortgage-Backed Securities (Cost - $1,744,020) - 9.4%     1,725,808
-----------------------------------------------------------------------------------------------------------------------------------

Industry                            Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                40,000   Northrop Grumman Corp., 4.079% due 11/16/2006                                            39,792
Defense - 0.5%             40,000   Raytheon Co., 6.75% due 8/15/2007                                                        41,333
                                                                                                                       ------------
                                                                                                                             81,125
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%            16,270   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                              15,693
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of September 30, 2005

                             Face
Industry                   Amount   Corporate Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                  DaimlerChrysler NA Holding Corp.:
                      $    30,000        6.40% due 5/15/2006                                                           $     30,323
                           50,000        4.75% due 1/15/2008                                                                 49,737
                                                                                                                       ------------
                                                                                                                             80,060
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%           15,000   Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006                                        15,124
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%       35,000   Amgen, Inc., 4% due 11/18/2009                                                           34,219
-----------------------------------------------------------------------------------------------------------------------------------
Capital                    55,000   The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                                         58,126
Markets - 1.9%             20,000   Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                                19,968
                           90,000   Goldman Sachs Group, Inc., 4.125% due 1/15/2008                                          89,091
                           95,000   Lehman Brothers Holdings, Inc., 6.25% due 5/15/2006                                      96,018
                           30,000   Mellon Bank NA, 7% due 3/15/2006                                                         30,326
                           45,000   Morgan Stanley, 6.10% due 4/15/2006                                                      45,397
                                                                                                                       ------------
                                                                                                                            338,926
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%           25,000   Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007                                  25,947
                           10,000   Praxair, Inc., 4.75% due 7/15/2007                                                       10,033
                                                                                                                       ------------
                                                                                                                             35,980
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                 60,000   Bank of America Corp., 4.75% due 10/15/2006                                              60,169
Banks - 3.8%               40,000   FleetBoston Financial Corp., 3.85% due 2/15/2008                                         39,406
                           50,000   HBOS Treasury Services Plc, 3.50% due 11/30/2007 (c)                                     48,886
                           70,000   Keycorp, 3.85% due 7/23/2007 (a)                                                         70,147
                           50,000   PNC Funding Corp., 4.20% due 3/10/2008                                                   49,506
                           15,000   Popular North America, Inc. Series E, 6.125% due 10/15/2006                              15,158
                           25,000   Sovereign Bank, 4% due 2/01/2008                                                         24,708
                           60,000   US Bank NA, 4.125% due 3/17/2008                                                         59,420
                           30,000   Wachovia Corp., 6.15% due 3/15/2009                                                      31,390
                          300,000   Wells Fargo Co., 6.875% due 4/01/2006                                                   303,446
                                                                                                                       ------------
                                                                                                                            702,236
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services       300,000   International Lease Finance Corp., 2.95% due 5/23/2006                                  297,373
& Supplies - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                   35,000   Capital One Bank, 4.875% due 5/15/2008                                                   35,028
Finance - 0.9%             60,000   HSBC Finance Corp., 4.125% due 12/15/2008                                                58,910
                           65,000   MBNA Corp., 5.625% due 11/30/2007                                                        66,284
                                                                                                                       ------------
                                                                                                                            160,222
-----------------------------------------------------------------------------------------------------------------------------------
Containers &               90,000   Bemis Co., 6.50% due 8/15/2008                                                           94,295
Packaging - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified               300,000   Citigroup, Inc., 5.75% due 5/10/2006                                                    302,450
Financial                 100,000   Ford Motor Credit Co., 6.875% due 2/01/2006                                             100,409
Services - 3.3%            55,000   General Electric Capital Corp. Series A, 3.75% due 12/15/2009                            53,115
                                    JPMorgan Chase & Co.:
                          100,000        5.625% due 8/15/2006                                                               100,917
                           50,000        5.25% due 5/30/2007                                                                 50,588
                                                                                                                       ------------
                                                                                                                            607,479
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                40,000   BellSouth Corp., 3.915% due 11/15/2007 (a)                                               40,054
Telecommunication          75,000   British Telecommunications Plc, 7.875% due 12/15/2005                                    75,510
Services - 2.6%            50,000   Deutsche Telekom International Finance BV, 3.875%
                                    due 7/22/2008                                                                            49,044
                           55,000   France Telecom SA, 7.45% due 3/01/2006                                                   55,638
                           40,000   SBC Communications, Inc., 4.125% due 9/15/2009                                           38,992
                           35,000   TELUS Corp., 7.50% due 6/01/2007                                                         36,549
                           25,000   Telecom Italia Capital SA, 4% due 11/15/2008                                             24,393
                          150,000   Verizon Global Funding Corp., 7.60% due 3/15/2007                                       155,979
                                                                                                                       ------------
                                                                                                                            476,159
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of September 30, 2005

                             Face
Industry                   Amount   Corporate Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric              $    30,000   American Electric Power Co., Inc., 4.709% due 8/16/2007                            $     29,959
Utilities - 4.2%           95,000   Boston Edison Co., 4.099% due 10/15/2005 (a)                                             95,002
                          355,000   CC Funding Trust I, 6.90% due 2/16/2007                                                 364,847
                           55,000   Entergy Gulf States, Inc., 3.60% due 6/01/2008                                           52,811
                           40,000   FirstEnergy Corp., 5.50% due 11/15/2006                                                  40,338
                           50,000   Midamerican Energy Holdings Co., 4.625% due 10/01/2007                                   49,850
                           70,000   National Rural Utilities Cooperative Finance Corp., 3.25%
                                    due 10/01/2007                                                                           68,113
                           50,000   Southern California Edison Co., 4.43% due 1/13/2006 (a)                                  50,032
                           15,000   Xcel Energy, Inc., 3.40% due 7/01/2008                                                   14,474
                                                                                                                       ------------
                                                                                                                            765,426
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%       75,000   Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (c)                              73,169
                           30,000   General Mills, Inc., 2.625% due 10/24/2006                                               29,302
                                                                                                                       ------------
                                                                                                                            102,471
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.9%       30,000   KeySpan Corp., 4.90% due 5/16/2008                                                       30,125
                           85,000   Nisource Finance Corp., 4.393% due 11/23/2009 (a)                                        85,333
                           45,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                                43,736
                                                                                                                       ------------
                                                                                                                            159,194
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                40,000   WellPoint, Inc., 3.75% due 12/14/2007                                                    39,186
Providers &
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants        70,000   Carnival Corp., 3.75% due 11/15/2007                                                     68,665
& Leisure - 0.6%           35,000   Hilton Hotels Corp., 7.95% due 4/15/2007                                                 36,552
                                                                                                                       ------------
                                                                                                                            105,217
-----------------------------------------------------------------------------------------------------------------------------------
Household                  20,000   Centex Corp., 3.95% due 8/01/2007 (a)                                                    20,014
Durables - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                          Tyco International Group SA:
Conglomerates - 0.4%       65,000        6.375% due 2/15/2006                                                                65,434
                           15,000        6.125% due 11/01/2008                                                               15,537
                                                                                                                       ------------
                                                                                                                             80,971
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%           40,000   Hartford Financial Services Group, Inc., 4.70% due 9/01/2007                             39,894
                           15,000   Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                                         14,903
                           10,000   Monumental Global Funding II, 3.85% due 3/03/2008 (c)                                     9,814
                           50,000   Platinum Underwriters Holdings Ltd., 6.371% due 11/16/2007 (c)                           50,416
                           30,000   Protective Life Secured Trust, 3.66% due 1/14/2008 (a)                                   30,029
                                    Prudential Financial, Inc.:
                           40,000        4.104% due 11/15/2006                                                               39,724
                           35,000        3.75% due 5/01/2008                                                                 34,477
                           25,000   The St. Paul Travelers Cos., Inc. , 5.01% due 8/16/2007                                  25,028
                                                                                                                       ------------
                                                                                                                            244,285
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.9%               30,000   Comcast Cable Communications, 6.375% due 1/30/2006                                       30,196
                           35,000   Cox Communications, Inc., 7.75% due 8/15/2006                                            35,888
                           65,000   Historic TW, Inc., 8.18% due 8/15/2007                                                   68,879
                           30,000   News America, Inc., 6.75% due 1/09/2038                                                  32,651
                                                                                                                       ------------
                                                                                                                            167,614
-----------------------------------------------------------------------------------------------------------------------------------
Metals &                   60,000   Textron Financial Corp., 2.75% due 6/01/2006                                             59,403
Mining - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities            10,000   Ameren Corp., 4.263% due 5/15/2007                                                        9,912
- 1.1%                              Dominion Resources, Inc.:
                           20,000        Series B, 4.09% due 5/15/2006 (a)                                                   20,026
                           40,000        Series D, 5.125% due 12/15/2009                                                     40,344
                           55,000   PSEG Power LLC, 6.875% due 4/15/2006                                                     55,657
                           75,000   Sempra Energy, 4.621% due 5/17/2007                                                      74,843
                                                                                                                       ------------
                                                                                                                            200,782
-----------------------------------------------------------------------------------------------------------------------------------
Multiline                  10,000   Target Corp., 5.40% due 10/01/2008                                                       10,235
Retail - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of September 30, 2005

                             Face
Industry                   Amount   Corporate Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &            $    50,000   Burlington Resources Finance Co., 5.60% due 12/01/2006                             $     50,571
Consumable                 35,000   Conoco Funding Co., 5.45% due 10/15/2006                                                 35,347
Fuels - 0.9%               70,000   Pemex Project Funding Master Trust, 5.17% due 6/15/2010 (a)(c)                           72,835
                                                                                                                       ------------
                                                                                                                            158,753
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%         70,000   CSX Corp., 7.45% due 5/01/2007                                                           72,849
                           20,000   Norfolk Southern Corp., 7.35% due 5/15/2007                                              20,809
                                                                                                                       ------------
                                                                                                                             93,658
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%            45,000   Computer Associates International, Inc., 4.75% due 12/01/2009 (c)                        44,150
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage         95,000   Countrywide Home Loans, Inc., 4.25% due 12/19/2007                                       94,078
Finance - 1.2%             30,000   Golden West Financial Corp., 5.50% due 8/08/2006                                         30,250
                           30,000   Residential Capital Corp., 6.375% due 6/30/2010 (c)                                      30,392
                           70,000   Washington Mutual, Inc., 5.625% due 1/15/2007                                            70,875
                                                                                                                       ------------
                                                                                                                            225,595
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                  115,000   Sprint Capital Corp., 6% due 1/15/2007                                                  116,916
Telecommunication
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds (Cost - $5,581,619) - 30.2%                                     5,532,761
-----------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                   400   CIT Group, Inc. Series B, 5.189%                                                         40,213
Financial
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Stocks (Cost - $40,000) - 0.2%                                           40,213
-----------------------------------------------------------------------------------------------------------------------------------

                       Beneficial
                         Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,322,588   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)                           2,322,588
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $2,322,588) - 12.7%                               2,322,588
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments  (Cost - $19,059,608) - 103.1%                                     18,912,389
-----------------------------------------------------------------------------------------------------------------------------------

                        Number of
                        Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                  2++   Swaption, expiring January 2006 at 4.25%, Broker UBS Warburg (e)                         (1,000)
Written - (0.0%)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                   2++   Swaption, expiring January 2006 at 4.25%, Broker UBS Warburg (e)                         (9,000)
Written - (0.1%)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Options Written (Premiums Received - $7,850) - (0.1%)                             (10,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments, Net of Options Written (Cost - $19,051,758*) - 103.0%             18,902,389

                                    Liabilities in Excess of Other Assets - (3.0%)                                         (553,020)
                                                                                                                       ------------
                                    Net Assets - 100.0%                                                                $ 18,349,369
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 19,051,758
                                                                   ============
      Gross unrealized appreciation                                $      7,895
      Gross unrealized depreciation                                    (157,264)
                                                                   ------------
      Net unrealized depreciation                                  $   (149,369)
                                                                   ============

+ Mortgage-Backed & Asset-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
++    One contract represents a notional amount of $1,000,000.

FAM Series Fund, Inc.
Mercury Low Duration Portfolio
Schedule of Investments as of September 30, 2005

(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------
                                                                   Net        Interest
      Affiliate                                                 Activity       Income
      --------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $ 2,322,588   $  42,759
      --------------------------------------------------------------------------------

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows: Unrealized

      ----------------------------------------------------------------------------------
      Number of                                Expiration        Face        Unrealized
      Contracts             Issue                 Date           Value      Depreciation
      ----------------------------------------------------------------------------------
      13         Two-Year U.S. Treasury Note  December 2005   $ 2,690,770   $   (14,192)
      ----------------------------------------------------------------------------------

      Swaps outstanding as of September 30, 2005 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                    Notional        Unrealized
                                                                                     Amount        Depreciation
      ---------------------------------------------------------------------------------------------------------
      Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6% from 12/16/05 through expiration and pay a floating rate based on 1-month USD LIBOR

      Broker, Credit Suisse First Boston International
      Expires June 2011                                                             $ 750,000       $     (535)
      ---------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
Africa              Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
South               Food & Staples Retailing - 0.1%                300  Massmart Holdings Ltd.                          $     2,548
Africa - 0.8%       ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.7%     25,100  Network Healthcare Holdings Ltd. (a)                 25,859
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Africa - 0.8%                 28,407
-----------------------------------------------------------------------------------------------------------------------------------

Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%      Electrical Equipment - 0.5%                    800  RHJ International (a)                                19,290
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                       19,290
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 3.1%      Electrical Equipment - 1.8%                  2,700  Vestas Wind Systems A/S (a)                          65,431
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.8%      2,200  GN Store Nord                                        29,145
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               235  Topdanmark A/S (a)                                   18,755
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                      113,331
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 2.0%      Construction & Engineering - 1.2%            1,000  YIT-Yhtyma Oyj                                       42,559
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                               800  Pohjola Group Plc Class D                            12,876
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.4%                        375  Stockmann AB 'B'                                     15,241
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                       70,676
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.0%       Chemicals - 0.6%                            10,700  Rhodia SA (a)                                        21,931
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                            16,600  SCOR                                                 34,023
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.5%            200  Trigano SA                                           17,976
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                        73,930
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%      Electrical Equipment - 0.9%                  2,200  SGL Carbon AG (a)                                    32,757
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.4%                       1,700  Paion AG (a)                                         15,679
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                       48,436
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%       Construction Materials - 0.4%                  430  Titan Cement Co. SA                                  14,309
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                        14,309
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.6%      Airlines - 1.6%                              1,300  Ryanair Holdings Plc (a)(b)                          59,189
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                       59,189
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.1%        Building Products - 0.6%                     1,430  Permasteelisa SpA                                    22,492
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                             2,600  Milano Assicurazioni SpA                             18,426
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 1.0%      1,300  Valentino Fashion Group SpA (a)                      33,949
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                         74,867
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.2%  Biotechnology - 0.7%                         1,900  Qiagen NV (a)                                        24,625
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 1.6%        1,650  Tele Atlas NV (a)                                    57,253
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.5%                400  TomTom NV (a)                                        18,109
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.5%                         3,200  Koninklijke Wessanen NV CVA                          54,707
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.5%     37,600  LMA International NV (a)                             17,136
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.4%                               340  Stork NV                                             16,889
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands              188,719
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
Europe              Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.5%       Energy Equipment & Services - 1.0%           1,100  Ocean RIG ASA (a)                               $    12,687
                                                                   600  ProSafe ASA                                          22,531
                                                                                                                        -----------
                                                                                                                             35,218
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.5%           2,901  DET Norske Oljeselskap                               18,364
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                        53,582
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%        Construction & Engineering - 0.6%              260  Grupo Ferrovial SA                                   21,708
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                         21,708
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.0%       Health Care Providers & Services - 0.8%      2,000  Gambro AB Class B                                    30,273
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.0%                       7,000  Boliden AB (a)                                       34,504
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     450  Millicom International Cellular SA (a)(b)             8,325
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                        73,102
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.9%  Insurance - 0.4%                               100  Swiss Life Holding                                   14,210
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 400  Micronas Semiconductor Holding AG Registered
                    Equipment - 0.5%                                    Shares (a)                                           17,157
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland                   31,367
-----------------------------------------------------------------------------------------------------------------------------------
United              Construction & Engineering - 0.6%            3,100  Amec Plc                                             19,963
Kingdom - 5.6%      ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &               12,100  International Power Plc                              53,194
                    Energy Traders - 1.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.7%                             4,800  Amlin Plc                                            17,684
                                                                 6,100  Brit Insurance Holdings Plc                           9,119
                                                                 3,400  St. James's Place Capital Plc                        15,519
                                                                10,962  Wellington Underwriting Plc                          21,284
                                                                                                                        -----------
                                                                                                                             63,606
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                              2,450  Surfcontrol Plc (a)                                  19,288
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.3%                     16,100  Game Group Plc                                       24,353
                                                                 5,900  HMV Group Plc                                        21,528
                                                                                                                        -----------
                                                                                                                             45,881
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom           201,932
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Europe - 28.8%             1,044,438
-----------------------------------------------------------------------------------------------------------------------------------

Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%       Construction & Engineering - 0.6%            2,100  Obrascon Huarte Lain Brasil SA (a)                   21,835
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 1.5%         1,900  Cia de Concessoes Rodoviarias                        54,264
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Latin America - 2.1%          76,099
-----------------------------------------------------------------------------------------------------------------------------------

Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.0%       Chemicals - 1.0%                             4,300  Frutarom                                             35,105
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Middle East - 1.0%        35,105
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
North America       Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.2%       Biotechnology - 0.5%                         4,200  Diagnocure, Inc. (a)                            $    16,357
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                               900  Northbridge Financial Corp.                          24,698
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                       2,300  Kinross Gold Corp. (a)                               17,664
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.7%             500  Cameco Corp.                                         26,719
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.4%               4,000  Abitibi-Consolidated, Inc.                           16,095
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                           2,300  TGS North American Real Estate Investment
                                                                        Trust                                                15,061
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 1.0%                                950  Cognos, Inc. (a)                                     36,983
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Canada                       153,577
-----------------------------------------------------------------------------------------------------------------------------------
United              Biotechnology - 2.1%                           200  Affymetrix, Inc. (a)                                  9,246
States - 31.8%                                                     800  Alexion Pharmaceuticals, Inc. (a)                    22,144
                                                                 2,500  BioMarin Pharmaceuticals, Inc. (a)                   21,825
                                                                 1,800  Encysive Pharmaceuticals, Inc. (a)                   21,204
                                                                                                                        -----------
                                                                                                                             74,419
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%                         400  optionsXpress Holdings, Inc.                          7,616
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        300  East-West Bancorp, Inc.                              10,212
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.1%              3,200  Foundry Networks, Inc. (a)                           40,640
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.0%               1,200  Stratasys, Inc. (a)                                  35,640
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.6%                      1,400  Metris Cos., Inc. (a)                                20,482
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.6%                1,125  Owens-Illinois, Inc. (a)                             23,198
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 1.0%                          1,700  Interline Brands Inc. (a)                            35,717
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.5%         1,200  Educate, Inc. (a)                                    18,000
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                         500  Faro Technologies, Inc. (a)                           9,745
                    Instruments - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 2.3%           3,900  Grey Wolf, Inc. (a)                                  32,877
                                                                 1,750  Key Energy Services, Inc. (a)                        25,812
                                                                   675  Rowan Cos., Inc.                                     23,956
                                                                                                                        -----------
                                                                                                                             82,645
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.1%                         3,600  Del Monte Foods Co. (a)                              38,628
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.7%        600  Cytyc Corp. (a)                                      16,110
                                                                   600  Millipore Corp. (a)                                  37,734
                                                                 1,400  OccuLogix, Inc. (a)                                   8,946
                                                                                                                        -----------
                                                                                                                             62,790
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 2.4%      1,400  CryoLife, Inc. (a)                                    9,730
                                                                   725  LifePoint Hospitals, Inc. (a)                        31,704
                                                                   550  Lifeline Systems, Inc. (a)                           18,386
                                                                   400  Pharmaceutical Product Development, Inc.             23,004
                                                                   100  WebMD Health Corp. Class A (a)                        2,465
                                                                                                                        -----------
                                                                                                                             85,289
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 1.2%           500  The Cheesecake Factory (a)                           15,620
                                                                   625  Red Robin Gourmet Burgers, Inc. (a)                  28,650
                                                                                                                        -----------
                                                                                                                             44,270
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
North America       Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                             500  Sapient Corp. (a)                               $     3,125
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                                90  Everest Re Group Ltd.                                 8,811
                                                                   400  KMG America Corp. (a)                                 3,200
                                                                   230  RenaissanceRe Holdings Ltd.                          10,058
                                                                   230  SeaBright Insurance Holdings, Inc. (a)                2,976
                                                                                                                        -----------
                                                                                                                             25,045
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.7%          5,150  SupportSoft, Inc. (a)                                25,956
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.5%            950  Marvel Entertainment, Inc. (a)                       16,977
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.5%                               400  Freightcar America, Inc.                             16,312
                                                                 1,950  Wabash National Corp.                                38,337
                                                                                                                        -----------
                                                                                                                             54,649
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%                         300  Cleveland-Cliffs, Inc.                               26,133
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.9%             650  Arch Coal, Inc.                                      43,875
                                                                   200  Brigham Exploration Co. (a)                           2,570
                                                                   550  Remington Oil & Gas Corp. (a)                        22,825
                                                                                                                        -----------
                                                                                                                             69,270
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.2%                             400  Education Realty Trust, Inc.                          6,680
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               1,050  Cypress Semiconductor Corp. (a)                      15,802
                    Equipment - 2.2%                             2,500  Integrated Device Technology, Inc. (a)               26,850
                                                                   500  Intersil Corp. Class A                               10,890
                                                                 3,200  Monolithic System Technology, Inc. (a)               17,504
                                                                   900  PowerDsine Ltd. (a)                                   9,918
                                                                                                                        -----------
                                                                                                                             80,964
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 2.5%                              1,000  Informatica Corp. (a)                                12,020
                                                                   375  NAVTEQ Corp. (a)                                     18,731
                                                                 1,750  Siebel Systems, Inc.                                 18,078
                                                                 1,025  Sybase, Inc. (a)                                     24,006
                                                                   800  Take-Two Interactive Software, Inc. (a)              17,672
                                                                                                                        -----------
                                                                                                                             90,507
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.9%                        275  Abercrombie & Fitch Co. Class A                      13,709
                                                                   900  AnnTaylor Stores Corp. (a)                           23,895
                                                                   600  Build-A-Bear Workshop, Inc. (a)                      13,380
                                                                 1,300  West Marine, Inc. (a)                                19,214
                                                                                                                        -----------
                                                                                                                             70,198
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.8%        575  Polo Ralph Lauren Corp.                              28,923
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.8%            2,000  Provident New York Bancorp                           23,340
                                                                   400  Rainier Pacific Financial Group, Inc.                 6,240
                                                                                                                        -----------
                                                                                                                             29,580
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.9%      1,900  UAP Holding Corp.                                    34,390
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States          1,151,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in North America - 36.0%      1,305,265
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
Pacific Basin/Asia  Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%    Airlines - 0.8%                             11,700  Qantas Airways Ltd.                             $    30,110
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.7%                             4,000  Lion Nathan Ltd.                                     25,628
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.7%      3,100  Ansell Ltd.                                          26,703
                                                                 1,100  Cochlear Ltd.                                        32,937
                                                                                                                        -----------
                                                                                                                             59,640
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                             4,300  Promina Group Ltd.                                   16,418
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%          10,100  Tap Oil Ltd. (a)                                     22,676
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                          11,218  CFS Gandel Retail Trust (a)                          15,450
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                    169,922
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%        Transportation Infrastructure - 0.3%        35,000  Shenzhen Expressway Co. Ltd.                         12,294
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in China                         12,294
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%    Diversified Financial Services - 0.5%        5,200  Hong Kong Exchanges and Clearing Ltd.                17,796
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       6,900  Kingboard Chemical Holdings Ltd.                     17,211
                    Instruments - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.7%                                31,000  Clear Media Ltd. (a)                                 27,772
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                     62,779
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.5%        IT Services - 0.4%                           1,200  Satyam Computer Services Ltd.                        15,286
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.1%                        950  Pantaloon Retail India Ltd.                          40,750
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in India                         56,036
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%    Food Products - 0.1%                        55,600  Indofood Sukses Makmur Tbk PT                         3,944
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                94,700  Surya Citra Media Tbk PT                              5,982
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Indonesia                      9,926
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 7.3%        Beverages - 0.9%                               700  ITO EN, Ltd.                                         32,795
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%                       2,000  Shinko Securities Co., Ltd.                           7,411
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.5%                             3,000  Nippon Sanso Corp.                                   18,767
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                      1,700  The Bank of Kyoto Ltd.                               17,039
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.3%                        425  Diamond Lease Co., Ltd.                              17,661
                                                                 4,200  Lopro Corp.                                          30,979
                                                                                                                        -----------
                                                                                                                             48,640
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.4%                5,000  Nihon Yamamura Glass Co., Ltd.                       15,043
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                      100  Okinawa Electric Power Co., Inc.                      5,488
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.1%      1,700  Fujirebio, Inc.                                      39,148
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                             3,000  Aioi Insurance Co., Ltd.                             17,893
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                       3,100  Mitsui Mining & Smelting Co., Ltd.                   18,025
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                           3,000  Tokyu Land Corp.                                     19,402
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.7%                        350  Yamada Denki Co., Ltd.                               26,650
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                        266,301
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.1%     Airlines - 1.1%                             98,100  AirAsia BHD (a)                                      40,604
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Malaysia                      40,604
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global SmallCap Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                Shares
Pacific Basin/Asia  Industry                                      Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.5%  Commercial Banks - 0.5%                     17,900  Bank of the Philippine Islands                  $    16,610
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Philippines               16,610
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.2%    Food Products - 0.2%                         9,000  People's Food Holdings Ltd.                           5,860
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                      5,860
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%       Leisure Equipment & Products - 0.3%          6,000  Giant Manufacturing Co., Ltd.                        10,089
                                                                 1,030  Premier Image Technology Corp.                        1,512
                                                                                                                        -----------
                                                                                                                             11,601
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Taiwan                        11,601
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%     Hotels, Restaurants & Leisure - 0.4%        17,500  Oishi Group PCL                                      13,637
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Thailand                      13,637
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Pacific
                                                                        Basin/Asia - 18.3%                                  665,570
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
                                                                        (Cost - $2,815,630) - 87.0%                       3,154,884
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $ 520,546  Merrill Lynch Liquidity Series, LLC                 520,546
                                                                        Cash Sweep Series I (c)
                    ---------------------------------------------------------------------------------------------------------------
                                                                        Total Short-Term Securities
                                                                        (Cost - $520,546) - 14.3%                           520,546
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $3,336,176*) - 101.3%                     3,675,430

                                                                        Liabilities in Excess of Other Assets - (1.3%)      (47,823)
                                                                                                                        -----------
                                                                        Net Assets - 100.0%                             $ 3,627,607
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 3,336,176
                                                                    ===========
      Gross unrealized appreciation                                 $   416,287
      Gross unrealized depreciation                                     (77,033)
                                                                    -----------
      Net unrealized appreciation                                   $   339,254
                                                                    ===========

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                  Net                   Interest
      Affiliate                                 Activity                 Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I                  $ 520,546                 $ 5,832
      --------------------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Europe                    Industry                                  Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.2%             Oil, Gas & Consumable Fuels - 2.2%         500   Total SA (a)                                 $    67,910
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                     67,910
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.4%             Household Durables - 1.4%                1,800   Electrolux AB Series B                            42,266
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                     42,266
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.4%     Beverages - 1.0%                         2,300   Diageo Plc                                        33,162
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable Fuels - 1.4%         600   BP Plc (a)                                        42,510
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United Kingdom         75,672
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Europe - 6.0%             185,848
-----------------------------------------------------------------------------------------------------------------------------------

Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.2%               Metals & Mining - 0.2%                     100   Southern Peru Copper Corp.                         5,596
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Latin America - 0.2%        5,596
-----------------------------------------------------------------------------------------------------------------------------------

North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 8.8%             Commercial Banks - 2.3%                    700   Bank of Montreal                                  34,861
                                                                     700   National Bank Of Canada                           36,303
                                                                                                                        -----------
                                                                                                                             71,164
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication            1,000   BCE, Inc.                                         27,440
                          Services - 1.2%                            200   Telus Corp.                                        8,160
                                                                                                                        -----------
                                                                                                                             35,600
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining - 2.1%                     400   Alcan, Inc.                                       12,692
                                                                     600   Barrick Gold Corp.                                17,422
                                                                   1,200   Noranda, Inc.                                     32,125
                                                                     200   Placer Dome, Inc.                                  3,427
                                                                                                                        -----------
                                                                                                                             65,666
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable Fuels - 3.2%       1,000   Cameco Corp.                                      53,438
                                                                     800   EnCana Corp.                                      46,769
                                                                                                                        -----------
                                                                                                                            100,207
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Canada                    272,637
-----------------------------------------------------------------------------------------------------------------------------------
United States - 70.0%     Aerospace & Defense - 5.5%                 300   General Dynamics Corp.                            35,865
                                                                     500   Northrop Grumman Corp.                            27,175
                                                                   1,300   Raytheon Co.                                      49,426
                                                                     300   Rockwell Collins, Inc.                            14,496
                                                                     800   United Technologies Corp.                         41,472
                                                                                                                        -----------
                                                                                                                            168,434
                          ---------------------------------------------------------------------------------------------------------
                          Automobiles - 0.2%                         200   General Motors Corp.                               6,122
                          ---------------------------------------------------------------------------------------------------------
                          Beverages - 0.6%                           400   The Coca-Cola Co.                                 17,276
                          ---------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.9%                     200   The Bank of New York Co., Inc.                     5,882
                                                                     400   Morgan Stanley                                    21,576
                                                                                                                        -----------
                                                                                                                             27,458
                          ---------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
                          Industry                                  Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Chemicals - 3.2%                           200   Air Products & Chemicals, Inc.               $    11,028
                                                                     300   The Dow Chemical Co.                              12,501
                                                                     400   E.I. du Pont de Nemours & Co.                     15,668
                                                                     500   Lyondell Chemical Co.                             14,310
                                                                     500   Olin Corp.                                         9,495
                                                                     300   Praxair, Inc.                                     14,379
                                                                     500   Rohm & Haas Co.                                   20,565
                                                                                                                        -----------
                                                                                                                             97,946
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Banks - 4.0%                  1,200   Bank of America Corp.                             50,520
                                                                     200   PNC Financial Services Group, Inc.                11,604
                                                                     200   SunTrust Banks, Inc.                              13,890
                                                                     700   U.S. Bancorp                                      19,656
                                                                     200   Wachovia Corp.                                     9,518
                                                                     400   Wells Fargo & Co.                                 23,428
                                                                                                                        -----------
                                                                                                                            128,616
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies - 0.7%      300   RR Donnelley & Sons Co.                           11,121
                                                                   2,100   Synagro Technologies, Inc.                         9,870
                                                                                                                        -----------
                                                                                                                             20,991
                          ---------------------------------------------------------------------------------------------------------
                          Computers & Peripherals - 1.5%             800   Hewlett-Packard Co.                               23,360
                                                                     300   International Business Machines Corp.             24,066
                                                                                                                        -----------
                                                                                                                             47,426
                          ---------------------------------------------------------------------------------------------------------
                          Consumer Finance - 0.4%                    200   American Express Co.                              11,488
                          ---------------------------------------------------------------------------------------------------------
                          Containers & Packaging - 0.8%              600   Temple-Inland, Inc.                               24,510
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Financial Services - 3.0%    1,600   Citigroup, Inc.                                   72,832
                                                                     600   JPMorgan Chase & Co.                              20,358
                                                                                                                        -----------
                                                                                                                             93,190
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication              600   BellSouth Corp.                                   15,780
                          Services - 1.6%                            800   SBC Communications, Inc.                          19,176
                                                                     500   Verizon Communications, Inc.                      16,345
                                                                                                                        -----------
                                                                                                                             51,301
                          ---------------------------------------------------------------------------------------------------------
                          Electric Utilities - 4.7%                  300   American Electric Power Co., Inc.                 11,910
                                                                     300   Cinergy Corp.                                     13,323
                                                                     500   Exelon Corp.                                      26,720
                                                                     400   FPL Group, Inc.                                   19,040
                                                                     300   FirstEnergy Corp.                                 15,636
                                                                     100   ITC Holdings Corp.                                 2,898
                                                                     800   PPL Corp.                                         25,864

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
                          Industry                                  Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     200   Pinnacle West Capital Corp.                  $     8,816
                                                                     600   The Southern Co.                                  21,456
                                                                                                                        -----------
                                                                                                                            145,663
                          ---------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.5%                300   Rockwell Automation, Inc.                         15,870
                          ---------------------------------------------------------------------------------------------------------
                          Energy Equipment & Services - 2.1%         600   Halliburton Co.                                   41,112
                                                                     300   Schlumberger Ltd.                                 25,314
                                                                                                                        -----------
                                                                                                                             66,426
                          ---------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.3%            200   Wal-Mart Stores, Inc.                              8,764
                          ---------------------------------------------------------------------------------------------------------
                          Food Products - 0.7%                       200   General Mills, Inc.                                9,640
                                                                     300   HJ Heinz Co.                                      10,962
                                                                     100   Reddy Ice Holdings, Inc.                           2,051
                                                                                                                        -----------
                                                                                                                             22,653
                          ---------------------------------------------------------------------------------------------------------
                          Gas Utilities - 1.7%                       400   AGL Resources, Inc.                               14,844
                                                                     800   Equitable Resources, Inc.                         31,248
                                                                     200   National Fuel Gas Co.                              6,840
                                                                                                                        -----------
                                                                                                                             52,932
                          ---------------------------------------------------------------------------------------------------------
                          Household Durables - 0.4%                  600   Newell Rubbermaid, Inc.                           13,590
                          ---------------------------------------------------------------------------------------------------------
                          Household Products - 3.0%                  500   Clorox Co.                                        27,770
                                                                     400   Kimberly-Clark Corp.                              23,812
                                                                     700   Procter & Gamble Co.                              41,622
                                                                                                                        -----------
                                                                                                                             93,204
                          ---------------------------------------------------------------------------------------------------------
                          Independent Power Producers & Energy       400   Duke Energy Corp.                                 11,668
                          Traders - 2.2%                             500   TXU Corp.                                         56,440
                                                                                                                        -----------
                                                                                                                             68,108
                          ---------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates - 2.7%            200   3M Co.                                            14,672
                                                                   2,000   General Electric Co.                              67,340
                                                                                                                        -----------
                                                                                                                             82,012
                          ---------------------------------------------------------------------------------------------------------
                          Insurance - 3.0%                           600   Lincoln National Corp.                            31,212
                                                                     300   Marsh & McLennan Cos., Inc.                        9,117
                                                                   1,200   The St. Paul Travelers Cos., Inc.                 53,844
                                                                                                                        -----------
                                                                                                                             94,173
                          ---------------------------------------------------------------------------------------------------------
                          Machinery - 1.9%                           600   Caterpillar, Inc.                                 35,250
                                                                     400   Deere & Co.                                       24,480
                                                                                                                        -----------
                                                                                                                             59,730
                          ---------------------------------------------------------------------------------------------------------
                          Marine - 0.3%                              500   Eagle Bulk Shipping, Inc.                          8,575
                          ---------------------------------------------------------------------------------------------------------
                          Media - 0.9%                               600   The McGraw-Hill Cos., Inc.                        28,824
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                     100   Newmont Mining Corp.                               4,717
                          ---------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
                          Industry                                  Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Multi-Utilities - 3.3%                     200   Ameren Corp.                                 $    10,698
                                                                     100   Consolidated Edison, Inc.                          4,855
                                                                     500   Dominion Resources, Inc.                          43,070
                                                                     200   KeySpan Corp.                                      7,356
                                                                     400   Public Service Enterprise Group, Inc.             25,744
                                                                     300   Wisconsin Energy Corp.                            11,976
                                                                                                                        -----------
                                                                                                                            103,699
                          ---------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.2%                     93   Federated Department Stores                        6,219
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable Fuels - 12.9%        500   Chevron Corp.                                     32,365
                                                                   1,200   ConocoPhillips                                    83,892
                                                                     600   Consol Energy, Inc.                               45,762
                                                                   1,600   Exxon Mobil Corp.                                101,664
                                                                     400   Marathon Oil Corp.                                27,572
                                                                     800   Murphy Oil Corp.                                  39,896
                                                                     800   Peabody Energy Corp.                              67,480
                                                                                                                        -----------
                                                                                                                            398,631
                          ---------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 1.8%             700   International Paper Co.                           20,860
                                                                     200   MeadWestvaco Corp.                                 5,524
                                                                     400   Weyerhaeuser Co.                                  27,500
                                                                                                                        -----------
                                                                                                                             53,884
                          ---------------------------------------------------------------------------------------------------------
                          Personal Products - 0.6%                   700   Avon Products, Inc.                               18,900
                          ---------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 2.0%                     300   Abbott Laboratories                               12,720
                                                                     600   Bristol-Myers Squibb Co.                          14,436
                                                                     200   Johnson & Johnson                                 12,656
                                                                     400   Merck & Co., Inc.                                 10,884
                                                                     300   Wyeth                                             13,881
                                                                                                                        -----------
                                                                                                                             64,577
                          ---------------------------------------------------------------------------------------------------------
                          Real Estate - 1.4%                         400   Kimco Realty Corp.                                12,568
                                                                     200   Simon Property Group, Inc.                        14,824
                                                                     500   Taubman Centers, Inc.                             15,850
                                                                                                                        -----------
                                                                                                                             43,242
                          ---------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.3%                    400   Limited Brands                                     8,172
                          ---------------------------------------------------------------------------------------------------------
                          Thrifts & Mortgage Finance - 0.2%          100   Freddie Mac                                        5,646
                          ---------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication                 500   Sprint Nextel Corp.                               11,890
                          Services - 0.4%
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United States       2,174,859
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in North
                                                                           America - 78.8%                                2,447,496
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Pacific Basin/Asia        Industry                                  Held   Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.8%          Metals & Mining - 5.8%                   4,600   Alumina Ltd.                                 $    21,463
                                                                   3,100   BHP Billiton Ltd.                                 52,673
                                                                   8,200   BlueScope Steel Ltd.                              59,864
                                                                   1,000   Rio Tinto Ltd.                                    45,162
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia                 179,162
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.4%              Metals & Mining - 0.4%                     200   Aluminum Corp. of China Ltd. (a)                  12,554
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in China                      12,554
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Pacific
                                                                           Basin/Asia - 6.2%                                191,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $2,496,154) - 91.2%                    2,830,656
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Face
North America                                                     Amount   Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%      Automobiles - 0.3%                   $  12,500   Ford Motor Co. Capital Trust II, 3.25%
                                                                           due 1/15/2032 (c)                                  9,089
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Trust Preferred
                                                                           (Cost - $13,204) - 0.3%                            9,089
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Beneficial
                                                                Interest   Short-Term Securities
                          ---------------------------------------------------------------------------------------------------------
                                                               $ 265,926   Merrill Lynch Liquidity Series, LLC Cash
                                                                           Sweep Series I (b)                               265,926
                          ---------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $265,926) - 8.6%                         265,926
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Investments (Cost - $2,775,284*) - 100.1%                                                 3,105,671

                          Liabilities in Excess of Other Assets - (0.1%)                                                     (1,890)
                                                                                                                        -----------
                          Net Assets - 100.0%                                                                           $ 3,103,781
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $2,775,284
                                                                     ==========
      Gross unrealized appreciation                                  $  425,707
      Gross unrealized depreciation                                     (95,320)
                                                                     ----------
      Net unrealized appreciation                                    $  330,387
                                                                     ==========

FAM Series Fund, Inc. - Mercury Equity Dividend Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)


(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------
                                                                  Net      Interest
      Affiliate                                                 Activity    Income
      -----------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $ 265,926   $  4,135
      -----------------------------------------------------------------------------

(c)   Convertible security.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of September 30, 2005

                                                                      Shares
North America       Industry                                            Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.8%       Diversified Telecommunication Services - 1.5%      3,100  BCE, Inc.                                 $    85,064
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                     1,200  ATI Technologies, Inc. (b)                     16,728
                    Equipment - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Canada                 101,792
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 1.1%                         1,700  Raytheon Co.                                   64,634
States - 86.9%      ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.6%                     1,000  Ryder System, Inc.                             34,220
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 2.6%                               1,500  Cephalon, Inc. (b)                             69,630
                                                                       2,100  Medimmune, Inc. (b)                            70,665
                                                                       1,100  Millennium Pharmaceuticals, Inc. (b)           10,263
                                                                                                                        -----------
                                                                                                                            150,558
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.9%                             6,600  E*Trade Financial Corp. (b)                   116,160
                                                                       3,700  Janus Capital Group, Inc.                      53,465
                                                                                                                        -----------
                                                                                                                            169,625
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 5.4%                            4,300  The Colonial BancGroup, Inc.                   96,320
                                                                       1,200  Compass Bancshares, Inc.                       54,996
                                                                       2,000  First Midwest Bancorp, Inc.                    74,480
                                                                       2,886  TD Banknorth, Inc.                             86,984
                                                                                                                        -----------
                                                                                                                            312,780
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 4.4%              7,600  Allied Waste Industries, Inc. (b)              64,220
                                                                       1,000  Avery Dennison Corp.                           52,390
                                                                       3,700  Cendant Corp.                                  76,368
                                                                       1,400  Manpower, Inc.                                 62,146
                                                                                                                        -----------
                                                                                                                            255,124
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.8%                    9,800  Tellabs, Inc. (b)                             103,096
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 1.0%                    900  Fluor Corp.                                    57,942
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.7%                        500  Martin Marietta Materials, Inc.                39,230
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%                100  Global Cash Access, Inc. (b)                    1,410
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 2.3%                          3,000  Cinergy Corp.                                 133,230
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 5.1%          2,700  Anixter International, Inc.                   108,891
                                                                       3,700  Ingram Micro, Inc. Class A (b)                 68,598
                                                                       3,200  Tech Data Corp. (b)                           117,472
                                                                                                                        -----------
                                                                                                                            294,961
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 4.3%                 2,600  BJ Services Co.                                93,574
                                                                         400  Diamond Offshore Drilling                      24,500
                                                                       1,700  Maverick Tube Corp. (b)                        51,000
                                                                       2,200  Rowan Cos., Inc.                               78,078
                                                                                                                        -----------
                                                                                                                            247,152
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 2.5%                               2,800  ConAgra Foods, Inc.                            69,300
                                                                       2,500  Smithfield Foods, Inc. (b)                     74,200
                                                                                                                        -----------
                                                                                                                            143,500
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.3%                                 200  Questar Corp.                                  17,624
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of September 30, 2005


                                                                      Shares
North America       Industry                                            Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 3.0%           15,300  WebMD Corp. (b)                           $   169,524
                                                                         100  WebMD Health Corp. Class A (b)                  2,465
                                                                                                                        -----------
                                                                                                                            171,989
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 1.1%               1,700  Outback Steakhouse, Inc.                       62,220
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 5.9%                                 4,100  The BISYS Group, Inc. (b)                      55,063
                                                                       1,900  Computer Sciences Corp. (b)                    89,889
                                                                      11,500  Convergys Corp. (b)                           165,255
                                                                       1,400  Sabre Holdings Corp. Class A                   28,392
                                                                                                                        -----------
                                                                                                                            338,599
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 1.1%                      900  Teleflex, Inc.                                 63,450
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.1%                                   5,700  Conseco, Inc. (b)                             120,327
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.3%                  960  Vignette Corp. (b)                             15,274
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.5%                1,700  Mattel, Inc.                                   28,356
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.7%                                     700  Eaton Corp.                                    44,485
                                                                         500  ITT Industries, Inc.                           56,800
                                                                                                                        -----------
                                                                                                                            101,285
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 3.3%                                       3,500  Interpublic Group of Cos., Inc. (b)            40,740
                                                                       1,200  Knight-Ridder, Inc.                            70,416
                                                                       1,200  Liberty Global, Inc. (b)                       32,496
                                                                       1,200  Liberty Global, Inc. Series C                  30,900
                                                                         600  New York Times Co. Class A                     17,850
                                                                                                                        -----------
                                                                                                                            192,402
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.9%                               600  Nucor Corp.                                    35,394
                                                                       1,400  Reliance Steel & Aluminum Co.                  74,102
                                                                                                                        -----------
                                                                                                                            109,496
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.6%                            1,500  Dollar Tree Stores, Inc. (b)                   32,475
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 6.2%                   600  Cabot Oil & Gas Corp. Class A                  30,306
                                                                       1,600  Murphy Oil Corp.                               79,792
                                                                         400  Newfield Exploration Co. (b)                   19,640
                                                                       3,200  Noble Energy, Inc.                            150,080
                                                                         400  Spinnaker Exploration Co. (b)                  25,876
                                                                         400  Sunoco, Inc.                                   31,280
                                                                         300  Tesoro Corp.                                   20,172
                                                                                                                        -----------
                                                                                                                            357,146
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 1.3%                     2,200  Georgia-Pacific Corp.                          74,932
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 4.0%                             7,100  King Pharmaceuticals, Inc. (b)                109,198
                                                                       3,700  Medicis Pharmaceutical Corp. Class A          120,472
                                                                                                                        -----------
                                                                                                                            229,670
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 1.1%                                 2,000  Equity Office Properties Trust                 65,420
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 1.3%                                 4,000  JB Hunt Transport Services, Inc.               76,040
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of September 30, 2005


                                                                      Shares
North America       Industry                                            Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                     1,700  Micron Technology, Inc. (b)               $    22,610
                    Equipment - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 6.2%                                   10,800  BEA Systems, Inc. (b)                          96,984
                                                                         500  Hyperion Solutions Corp. (b)                   24,325
                                                                      16,900  Novell, Inc. (b)                              125,905
                                                                       7,100  Siebel Systems, Inc.                           73,343
                                                                       4,200  TIBCO Software, Inc. (b)                       35,112
                                                                                                                        -----------
                                                                                                                            355,669
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 6.0%                            2,500  Foot Locker, Inc.                              54,850
                                                                       3,200  The Gap, Inc.                                  55,776
                                                                       1,800  Linens 'N Things, Inc. (b)                     48,060
                                                                       2,800  RadioShack Corp.                               69,440
                                                                       5,700  TJX Cos., Inc.                                116,736
                                                                                                                        -----------
                                                                                                                            344,862
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 3.9%                  3,100  New York Community Bancorp, Inc.               50,840
                                                                       4,600  Sovereign Bancorp, Inc.                       101,384
                                                                       1,600  Webster Financial Corp.                        71,936
                                                                                                                        -----------
                                                                                                                            224,160
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the United States    5,011,468
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in North
                                                                              America - 88.7%                             5,113,260
-----------------------------------------------------------------------------------------------------------------------------------

Western Europe
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.9%  Construction & Engineering - 0.9%                  1,700  Chicago Bridge & Iron Co. NV                   52,853
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the Netherlands         52,853
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.1%  Biotechnology - 1.1%                               4,100  Serono SA (a)                                  67,445
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Switzerland             67,445
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Western
                                                                              Europe - 2.0%                                 120,298
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              (Cost - $4,926,646) - 90.7%                 5,233,558
                    ---------------------------------------------------------------------------------------------------------------

North America                                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                                   900  iShares Russell 2000 Index Fund                59,688
States - 8.0%                                                          1,500  iShares S&P SmallCap 600 Index Fund            86,730
                                                                         600  Midcap SPDR Trust Series 1 (a)                 78,528
                                                                                                                        -----------
                                                                                                                            224,946
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.3%                               800  iShares Goldman Sachs Natural Resources
                                                                              Index Fund                                     73,080
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 1.3%                               900  iShares Dow Jones US Utilities Sector
                                                                              Index Fund                                     73,881
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%                   500  Oil Service HOLDRs Trust                       62,000
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                                   400  iShares Dow Jones US Real Estate Index
                                                                              Fund                                           25,708
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Exchange-Traded Funds
                                                                              (Cost - $431,607) - 8.0%                      459,615
                    ---------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc.
Mercury Mid Cap Value Opportunities Portfolio
Schedule of Investments as of September 30, 2005

                                                                  Beneficial
                                                                    Interest  Short-Term Securities                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    $148,244  Merrill Lynch Liquidity Series, LLC Cash
                                                                              Sweep Series I (c)                        $   148,244
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost - $148,244) - 2.6%                      148,244
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Investments
                                                                              (Cost - $5,506,497*) - 101.3%               5,841,417

                                                                              Liabilities in Excess of Other
                                                                              Assets - (1.3%)                               (76,869)
                                                                                                                        -----------
                                                                              Net Assets - 100.0%                       $ 5,764,548
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

       Aggregate cost                                               $ 5,506,497
                                                                    ===========
       Gross unrealized appreciation                                $   499,548
       Gross unrealized depreciation                                   (164,628)
                                                                    -----------
       Net unrealized appreciation                                  $   334,920
                                                                    ===========

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------
                                                                      Net             Interest
      Affiliate                                                    Activity           Income
      ----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ 148,244        $    3,128
      ----------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                           100  24/7 Real Media, Inc. (b)                                  $       702
                                                      187  Advo, Inc.                                                       5,851
                                                      347  aQuantive, Inc. (b)                                              6,985
                                                      330  Catalina Marketing Corp.                                         7,504
                                                      156  Greenfield Online, Inc. (b)                                        849
                                                       37  Interchange Corp. (b)                                              324
                                                      141  Marchex, Inc. Class B (b)                                        2,335
                                                       40  R.H. Donnelley Corp. (b)                                         2,530
                                                      330  Valassis Communications, Inc. (b)                               12,863
                                                      501  ValueClick, Inc. (b)                                             8,562
                                                      239  Ventiv Health, Inc. (b)                                          6,264
                                                                                                                      -----------
                                                                                                                           54,769
---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                      147  Curtiss-Wright Corp.                                             9,071
                                                      147  Heico Corp.                                                      3,410
                                                      110  K&F Industries Holdings, Inc.                                    1,840
                                                       62  MTC Technologies, Inc. (b)                                       1,983
                                                      241  Moog, Inc. Class A (b)                                           7,114
                                                      360  Orbital Sciences Corp. (b)                                       4,500
                                                      199  Teledyne Technologies, Inc. (b)                                  6,860
                                                       76  United Industrial Corp.                                          2,717
                                                                                                                      -----------
                                                                                                                           37,495
---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                 24  Alico, Inc.                                                      1,231
                                                      258  Delta & Pine Land Co.                                            6,814
                                                      265  Gold Kist, Inc. (b)                                              5,181
                                                                                                                      -----------
                                                                                                                           13,226
---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                  240  AAR Corp. (b)                                                    4,123
                                                      400  ABX Air, Inc. (b)                                                3,280
                                                      527  Airtran Holdings, Inc. (b)                                       6,672
                                                      190  Alaska Air Group, Inc. (b)                                       5,521
                                                      236  Aviall, Inc. (b)                                                 7,972
                                                      449  Continental Airlines, Inc. Class B (b)                           4,337
                                                      743  Delta Air Lines, Inc. (b)                                          557
                                                      222  EGL, Inc. (b)                                                    6,027
                                                      212  ExpressJet Holdings, Inc. (b)                                    1,902
                                                      211  Frontier Airlines, Inc. (b)                                      2,064
                                                      145  Mesa Air Group, Inc. (b)                                         1,196
                                                      562  Northwest Airlines Corp. (b)                                       374
                                                      118  Offshore Logistics, Inc. (b)                                     4,366
                                                      201  Pinnacle Airlines Corp. (b)                                      1,307
                                                      359  Skywest, Inc.                                                    9,628
                                                      100  World Air Holdings, Inc. (b)                                     1,060
                                                                                                                      -----------
                                                                                                                           60,386
---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                       189  Aleris International, Inc. (b)                                   5,188
                                                      138  Century Aluminum Co. (b)                                         3,102
                                                                                                                      -----------
                                                                                                                            8,290
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.4%                       199  Aftermarket Technology Corp. (b)                                 3,660
                                                       46  Commercial Vehicle Group, Inc. (b)                                 963
                                                      117  Keystone Automotive Industries, Inc. (b)                         3,371
                                                       53  Standard Motor Products, Inc.                                      430
                                                      164  Superior Industries International, Inc.                          3,529
                                                      115  TBC Corp. (b)                                                    3,966
                                                                                                                      -----------
                                                                                                                           15,919
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%                 200  American Axle & Manufacturing Holdings, Inc.                     4,616
                                                      465  ArvinMeritor, Inc.                                               7,775

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      379  Hayes Lemmerz International, Inc. (b)                      $     1,698
                                                      100  Noble International Ltd.                                         2,416
                                                      500  Quantum Fuel Systems Technologies Worldwide, Inc. (b)            2,050
                                                       44  Sauer-Danfoss, Inc.                                                880
                                                       17  Strattec Security Corp. (b)                                        881
                                                      257  Tenneco, Inc. (b)                                                4,500
                                                      816  Visteon Corp.                                                    7,980
                                                                                                                      -----------
                                                                                                                           32,796
---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                           242  Modine Manufacturing Co.                                         8,877
                                                      215  Wabash National Corp.                                            4,227
                                                                                                                      -----------
                                                                                                                           13,104
---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                           125  Signature Bank (b)                                               3,374
---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.0%                    59  1st Source Corp.                                                 1,366
                                                      105  ABC Bancorp                                                      2,015
                                                       79  Alabama National Bancorporation                                  5,051
                                                      181  Amcore Financial, Inc.                                           5,649
                                                      474  Amegy Bancorp, Inc.                                             10,727
                                                       92  AmericanWest Bancorp (b)                                         2,127
                                                       42  Arrow Financial Corp.                                            1,145
                                                       27  Bancfirst Corp.                                                  2,295
                                                      160  BankFinancial Corp.                                              2,272
                                                      100  The Bancorp Inc. (b)                                             1,599
                                                      490  Bancorpsouth, Inc.                                              11,196
                                                       36  BancTrust Financial Group, Inc.                                    688
                                                       66  Bank of Granite Corp.                                            1,257
                                                       85  Bank of the Ozarks, Inc.                                         2,918
                                                       51  Banner Corp.                                                     1,359
                                                      198  Boston Private Financial Holdings, Inc.                          5,255
                                                      280  CVB Financial Corp.                                              5,208
                                                       39  Camden National Corp.                                            1,469
                                                       63  Capital City Bank Group, Inc.                                    2,376
                                                       41  Capital Corp. of the West                                        1,253
                                                       42  Capital Crossing Bank (b)                                        1,459
                                                       53  Capitol Bancorp Ltd.                                             1,717
                                                       86  Cascade Bancorp                                                  1,796
                                                      299  Cathay General Bancorp                                          10,603
                                                       88  Center Financial Corp.                                           2,068
                                                       47  Central Coast Bancorp (b)                                        1,002
                                                      198  Central Pacific Financial Corp.                                  6,966
                                                       40  Century Bancorp, Inc. Class A                                    1,248
                                                      177  Chemical Financial Corp.                                         5,752
                                                      321  Chittenden Corp.                                                 8,510
                                                      301  Citizens Banking Corp.                                           8,548
                                                      124  City Holding Co.                                                 4,434
                                                       37  CityBank                                                         1,260
                                                       61  CoBiz, Inc.                                                      1,135
                                                       24  Columbia Bancorp                                                   965
                                                      122  Columbia Banking System, Inc.                                    3,200
                                                      100  Community Bancorp (b)                                            3,299
                                                      196  Community Bank System, Inc.                                      4,430
                                                      141  Community Banks, Inc.                                            3,963
                                                       63  Community Trust Bancorp, Inc.                                    2,027
                                                       93  Corus Bankshares, Inc.                                           5,099
                                                      600  Doral Financial Corp.                                            7,842

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       77  EuroBancshares, Inc. (b)                                   $     1,148
                                                       31  FNB Corp.                                                          858
                                                       52  Farmers Capital Bank Corp.                                       1,607
                                                       32  Financial Institutions, Inc.                                       589
                                                      470  First BanCorp.                                                   7,952
                                                       55  First Bancorp                                                    1,102
                                                       64  First Busey Corp.                                                1,246
                                                      178  First Charter Corp.                                              4,357
                                                       37  First Citizens BancShares, Inc. Class A                          6,314
                                                      427  First Commonwealth Financial Corp.                               5,692
                                                       97  First Community Bancorp, Inc.                                    4,640
                                                       80  First Community Bancshares, Inc.                                 2,347
                                                      260  First Financial Bancorp                                          4,836
                                                      105  First Financial Bankshares, Inc.                                 3,657
                                                       75  First Financial Corp.                                            2,025
                                                      140  First Merchants Corp.                                            3,616
                                                      321  First Midwest Bancorp, Inc.                                     11,954
                                                       59  First Oak Brook Bancshares, Inc.                                 1,787
                                                       32  The First of Long Island Corp.                                   1,401
                                                      128  First State Bancorporation                                       2,712
                                                       97  Franklin Bank Corp. (b)                                          1,567
                                                      180  Frontier Financial Corp.                                         5,220
                                                       87  GB&T Bancshares, Inc.                                            1,847
                                                      220  Glacier Bancorp, Inc.                                            6,791
                                                      298  Gold Banc Corp., Inc.                                            4,440
                                                      357  Greater Bay Bancorp                                              8,796
                                                      100  Greene County Bancshares, Inc.                                   2,588
                                                      169  Hancock Holding Co.                                              5,770
                                                      222  Hanmi Financial Corp.                                            3,985
                                                      162  Harleysville National Corp.                                      3,556
                                                       41  Heartland Financial USA, Inc.                                      797
                                                      100  Heritage Commerce Corp.                                          2,080
                                                      300  Hudson United Bancorp                                           12,699
                                                      112  Independent Bank Corp./MA                                        3,403
                                                      111  Independent Bank Corp./MI                                        3,232
                                                      122  Integra Bank Corp.                                               2,647
                                                       81  Interchange Financial Services Corp.                             1,398
                                                      133  Irwin Financial Corp.                                            2,712
                                                       89  Lakeland Bancorp, Inc.                                           1,364
                                                       51  Lakeland Financial Corp.                                         2,109
                                                      116  MB Financial, Inc.                                               4,522
                                                       74  MBT Financial Corp.                                              1,364
                                                       49  Macatawa Bank Corp.                                              1,676
                                                      114  Main Street Banks, Inc.                                          3,055
                                                      144  MainSource Financial Group, Inc.                                 2,553
                                                       36  Mercantile Bank Corp.                                            1,540
                                                      173  Mid-State Bancshares                                             4,759
                                                       49  Midwest Banc Holdings, Inc.                                      1,133
                                                       27  NBC Capital Corp.                                                  677
                                                      198  NBT Bancorp, Inc.                                                4,671
                                                      141  Nara Bancorp, Inc.                                               2,108
                                                      210  National Penn Bancshares, Inc.                                   5,227
                                                       36  Oak Hill Financial, Inc.                                         1,081
                                                      419  Old National Bancorp                                             8,891
                                                       73  Old Second Bancorp, Inc.                                         2,178

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       89  Omega Financial Corp.                                      $     2,495
                                                      140  Oriental Financial Group                                         1,714
                                                      286  Pacific Capital Bancorp                                          9,521
                                                       91  Park National Corp.                                              9,853
                                                       33  Peapack Gladstone Financial Corp.                                  906
                                                       52  Peoples Bancorp, Inc.                                            1,437
                                                      100  Pinnacle Financial Partners, Inc. (b)                            2,518
                                                      122  Piper Jaffray Cos. (b)                                           3,643
                                                       55  Placer Sierra Bancshares                                         1,511
                                                      124  PrivateBancorp, Inc.                                             4,251
                                                      126  Prosperity Bancshares, Inc.                                      3,812
                                                      228  Provident Bankshares Corp.                                       7,930
                                                      196  R-G Financial Corp. Class B                                      2,695
                                                       44  Renasant Corp.                                                   1,393
                                                      397  Republic Bancorp, Inc.                                           5,614
                                                       36  Republic Bancorp, Inc. Class A                                     753
                                                      143  S&T Bancorp, Inc.                                                5,405
                                                       68  SCBT Financial Corp.                                             2,147
                                                      244  SVB Financial Group (b)                                         11,868
                                                       58  SY Bancorp, Inc.                                                 1,379
                                                       83  Sandy Spring Bancorp, Inc.                                       2,797
                                                       54  Seacoast Banking Corp. of Florida                                1,265
                                                       38  Security Bank Corp.                                                946
                                                       80  Simmons First National Corp. Class A                             2,282
                                                       23  Smithtown Bancorp, Inc.                                            607
                                                       42  Southside Bancshares, Inc.                                         798
                                                       91  Southwest Bancorp, Inc.                                          1,999
                                                       43  State Bancorp, Inc.                                                771
                                                       54  State Financial Services Corp. Class A                           1,972
                                                      330  Sterling Bancshares, Inc.                                        4,854
                                                      156  Sterling Financial Corp.                                         3,143
                                                       58  Suffolk Bancorp                                                  1,851
                                                       46  Sun Bancorp, Inc. (b)                                              970
                                                      324  Susquehanna Bancshares, Inc.                                     7,789
                                                      164  Texas Capital Bancshares, Inc. (b)                               3,469
                                                      286  Texas Regional Bancshares, Inc. Class A                          8,234
                                                       42  Tompkins Trustco, Inc.                                           1,817
                                                       53  Trico Bancshares                                                 1,141
                                                      427  TrustCo Bank Corp. NY                                            5,350
                                                      295  Trustmark Corp.                                                  8,216
                                                      600  UCBH Holdings, Inc.                                             10,992
                                                      108  UMB Financial Corp.                                              7,093
                                                       59  USB Holding Co., Inc.                                            1,341
                                                      308  Umpqua Holdings Corp.                                            7,491
                                                       70  Union Bankshares Corp.                                           2,925
                                                      260  United Bankshares, Inc.                                          9,087
                                                      170  United Community Banks, Inc.                                     4,845
                                                       58  Univest Corp. of Pennsylvania                                    1,604
                                                      162  Unizan Financial Corp.                                           3,922
                                                       35  Virginia Commerce Bancorp (b)                                      948
                                                       61  Virginia Financial Group, Inc.                                   2,199
                                                       71  Washington Trust Bancorp, Inc.                                   1,930
                                                      108  WesBanco, Inc.                                                   2,970
                                                      139  West Bancorporation, Inc.                                        2,574
                                                      119  West Coast Bancorp                                               2,975

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      218  Westamerica Bancorporation                                 $    11,260
                                                       29  Western Sierra Bancorp (b)                                         999
                                                      115  Wilshire Bancorp, Inc.                                           1,760
                                                      151  Wintrust Financial Corp.                                         7,589
                                                       41  Yardville National Bancorp                                       1,445
                                                                                                                      -----------
                                                                                                                          573,889
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                    73  Boston Beer Co., Inc. Class A (b)                                1,825
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                           18  Coca-Cola Bottling Co. Consolidated                                881
                                                       96  Hansen Natural Corp. (b)                                         4,505
                                                       94  Peet's Coffee & Tea, Inc. (b)                                    2,878
                                                                                                                      -----------
                                                                                                                            8,264
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                              600  Aastrom Biosciences, Inc. (b)                                    1,404
Production - 2.4%                                     562  Abgenix, Inc. (b)                                                7,126
                                                      223  Albany Molecular Research, Inc. (b)                              2,716
                                                      191  Alexion Pharmaceuticals, Inc. (b)                                5,287
                                                      194  Antigenics, Inc. (b)                                             1,051
                                                      458  Applera Corp. - Celera Genomics Group (b)                        5,556
                                                      400  Arena Pharmaceuticals, Inc. (b)                                  3,960
                                                      381  Ariad Pharmaceuticals, Inc. (b)                                  2,831
                                                      200  Arqule, Inc. (b)                                                 1,566
                                                      240  Array Biopharma, Inc. (b)                                        1,723
                                                      151  Arthrocare Corp. (b)                                             6,073
                                                      100  Barrier Therapeutics, Inc. (b)                                     839
                                                      288  Bioenvision, Inc. (b)                                            2,313
                                                      100  CancerVax Corp. (b)                                                344
                                                      328  Cell Genesys, Inc. (b)                                           1,797
                                                      436  Cell Therapeutics, Inc. (b)                                      1,247
                                                      351  Cubist Pharmaceuticals, Inc. (b)                                 7,560
                                                      321  CuraGen Corp. (b)                                                1,589
                                                      264  Curis, Inc. (b)                                                  1,212
                                                      174  Cypress Bioscience, Inc. (b)                                       938
                                                      351  deCODE genetics, Inc. (b)                                        2,945
                                                      103  Digene Corp. (b)                                                 2,935
                                                      342  Discovery Laboratories, Inc. (b)                                 2,206
                                                      120  Diversa Corp. (b)                                                  695
                                                      209  Dov Pharmaceutical, Inc. (b)                                     3,549
                                                      403  Encysive Pharmaceuticals, Inc. (b)                               4,747
                                                      411  Enzon Pharmaceuticals, Inc. (b)                                  2,725
                                                      483  Exelixis, Inc. (b)                                               3,705
                                                      100  Genitope Corp. (b)                                                 694
                                                      331  Geron Corp. (b)                                                  3,399
                                                      827  Human Genome Sciences, Inc. (b)                                 11,239
                                                      400  ICOS Corp. (b)                                                  11,048
                                                      100  Idenix Pharmaceuticals Inc. (b)                                  2,510
                                                      531  Incyte Corp. (b)                                                 2,496
                                                      121  Integra LifeSciences Holdings Corp. (b)                          4,629
                                                      210  InterMune, Inc. (b)                                              3,476
                                                      100  Isolagen, Inc. (b)                                                 165
                                                       74  Kensey Nash Corp. (b)                                            2,269
                                                      120  Keryx Biopharmaceuticals, Inc. (b)                               1,891
                                                      382  Lexicon Genetics, Inc. (b)                                       1,520
                                                      169  MannKind Corp. (b)                                               2,314
                                                      200  Martek Biosciences Corp. (b)                                     7,026
                                                      118  Maxygen, Inc. (b)                                                  978

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      100  Momenta Pharmaceuticals Inc. (b)                           $     2,725
                                                      700  Monogram Biosciences, Inc.                                       1,645
                                                       92  Myogen, Inc. (b)                                                 2,162
                                                      216  Myriad Genetics, Inc. (b)                                        4,722
                                                      230  NPS Pharmaceuticals, Inc. (b)                                    2,325
                                                      457  Nabi Biopharmaceuticals (b)                                      5,987
                                                      349  Nanogen, Inc. (b)                                                1,120
                                                      100  Nastech Pharmaceutical Co., Inc. (b)                             1,414
                                                      200  Neurocrine Biosciences, Inc. (b)                                 9,838
                                                      134  Neurogen Corp. (b)                                                 922
                                                      138  Northfield Laboratories, Inc. (b)                                1,780
                                                      214  Nuvelo, Inc. (b)                                                 2,054
                                                      100  Orchid Cellmark, Inc. (b)                                          850
                                                       69  PRA International (b)                                            2,091
                                                      100  Pharmos Corp. (b)                                                  212
                                                       93  Progenics Pharmaceuticals, Inc. (b)                              2,205
                                                       82  Rigel Pharmaceuticals, Inc. (b)                                  1,949
                                                      600  Savient Pharmaceuticals, Inc. (b)                                2,262
                                                      161  Seattle Genetics, Inc. (b)                                         845
                                                      241  Serologicals Corp. (b)                                           5,437
                                                      400  StemCells, Inc. (b)                                              2,208
                                                      140  Tanox, Inc. (b)                                                  2,051
                                                      306  Telik, Inc. (b)                                                  5,006
                                                      100  Tercica, Inc. (b)                                                1,128
                                                      122  Trimeris, Inc. (b)                                               1,871
                                                       60  Vnus Medical Technologies, Inc. (b)                                625
                                                      114  Zymogenetics, Inc. (b)                                           1,881
                                                                                                                      -----------
                                                                                                                          203,608
---------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.3%                     317  Lennox International, Inc.                                       8,689
                                                      287  York International Corp.                                        16,092
                                                                                                                      -----------
                                                                                                                           24,781
---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                               130  Eagle Materials, Inc.                                           15,778
---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                    90  Interline Brands Inc. (b)                                        1,891
                                                      552  Jacuzzi Brands, Inc. (b)                                         4,449
                                                                                                                      -----------
                                                                                                                            6,340
---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.8%                              41  Ameron International Corp.                                       1,902
                                                       80  Builders FirstSource, Inc. (b)                                   1,786
                                                       99  Building Material Holding Corp.                                  9,226
                                                      400  Hughes Supply, Inc.                                             13,040
                                                      166  LSI Industries, Inc.                                             3,154
                                                      141  NCI Building Systems, Inc. (b)                                   5,751
                                                      228  Simpson Manufacturing Co., Inc.                                  8,924
                                                      148  Texas Industries, Inc.                                           8,051
                                                       60  Trex Co., Inc. (b)                                               1,440
                                                      161  Watsco, Inc.                                                     8,551
                                                                                                                      -----------
                                                                                                                           61,825
---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                        205  Comfort Systems USA, Inc. (b)                                    1,806
                                                      120  Drew Industries, Inc. (b)                                        3,097
                                                      243  Griffon Corp. (b)                                                5,978
                                                                                                                      -----------
                                                                                                                           10,881
---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                  109  Beacon Roofing Supply, Inc. (b)                                  3,561
                                                      116  ElkCorp                                                          4,149
                                                                                                                      -----------
                                                                                                                            7,710
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                    2,198  Charter Communications, Inc. Class A (b)(e)                $     3,297
                                                      100  Crown Media Holdings, Inc. Class A (b)                           1,095
                                                      265  Insight Communications Co., Inc. Class A (b)                     3,082
                                                      548  TiVo, Inc. (b)(e)                                                3,009
                                                                                                                      -----------
                                                                                                                           10,483
---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                             359  Alliance Gaming Corp. (b)                                        3,895
                                                      174  Ameristar Casinos, Inc.                                          3,626
                                                      172  Argosy Gaming Co. (b)                                            8,082
                                                      242  Aztar Corp. (b)                                                  7,456
                                                       40  Churchill Downs, Inc.                                            1,413
                                                       98  Dover Downs Gaming & Entertainment, Inc.                         1,333
                                                      100  Empire Resorts, Inc. (b)                                           451
                                                       75  Isle of Capri Casinos, Inc. (b)                                  1,604
                                                      188  MTR Gaming Group, Inc. (b)                                       1,506
                                                      299  Magna Entertainment Corp. Class A (b)                            1,991
                                                      200  Mikohn Gaming Corp. (b)                                          2,658
                                                      173  Multimedia Games, Inc. (b)                                       1,680
                                                      285  Pinnacle Entertainment, Inc. (b)                                 5,224
                                                      243  Shuffle Master, Inc. (b)                                         6,422
                                                      119  WMS Industries, Inc. (b)                                         3,347
                                                                                                                      -----------
                                                                                                                           50,688
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                       44  American Vanguard Corp.                                            806
                                                      171  Arch Chemicals, Inc.                                             3,976
                                                      280  CF Industries Holdings, Inc.                                     4,147
                                                      173  Cabot Microelectronics Corp. (b)                                 5,083
                                                      271  Calgon Carbon Corp.                                              2,141
                                                      156  Cambrex Corp.                                                    2,958
                                                      147  Energy Conversion Devices, Inc. (b)                              6,597
                                                      250  EnerSys (b)                                                      3,793
                                                      198  Georgia Gulf Corp.                                               4,768
                                                      693  Hercules, Inc. (b)                                               8,468
                                                      165  MacDermid, Inc.                                                  4,333
                                                      170  Medis Technologies Ltd. (b)                                      3,052
                                                       32  NL Industries, Inc.                                                601
                                                       91  NewMarket Corp. (b)                                              1,578
                                                       64  Nuco2, Inc. (b)                                                  1,648
                                                      199  OM Group, Inc. (b)                                               4,006
                                                      103  Octel Corp.                                                      1,717
                                                      100  Pioneer Cos., Inc. (b)                                           2,406
                                                      554  PolyOne Corp. (b)                                                3,357
                                                       35  Quaker Chemical Corp.                                              608
                                                      140  Rockwood Holdings, Inc. (b)                                      2,667
                                                      176  Schulman A, Inc.                                                 3,159
                                                      100  Senomyx, Inc. (b)                                                1,703
                                                      210  UAP Holding Corp.                                                3,801
                                                      106  Ultralife Batteries, Inc. (b)                                    1,370
                                                      220  Valence Technology, Inc. (b)                                       592
                                                      414  WR Grace & Co. (b)                                               3,705
                                                       66  Westlake Chemical Corp.                                          1,787
                                                      100  Zoltek Cos., Inc. (b)                                            1,315
                                                                                                                      -----------
                                                                                                                           86,142
---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                           200  Alpha Natural Resources, Inc. (b)                                6,008
                                                      160  Foundation Coal Holdings, Inc.                                   6,152

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      100  James River Coal Co. (b)                                   $     5,047
                                                                                                                      -----------
                                                                                                                           17,207
---------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.3%                400  Applied Digital Solutions, Inc. (b)                              1,140
                                                      192  Arbitron, Inc.                                                   7,649
                                                    3,057  CMGI, Inc. (b)                                                   5,105
                                                      279  infoUSA, Inc.                                                    2,963
                                                      108  LECG Corp. (b)                                                   2,484
                                                      175  ProQuest Co. (b)                                                 6,335
                                                      124  Sourcecorp (b)                                                   2,659
                                                                                                                      -----------
                                                                                                                           28,335
---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                         472  Entravision Communications Corp. Class A (b)                     3,715
                                                    1,500  Gemstar-TV Guide International, Inc. (b)                         4,440
                                                                                                                      -----------
                                                                                                                            8,155
---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.4%                    2,400  3Com Corp. (b)                                                   9,792
                                                      400  Adtran, Inc.                                                    12,600
                                                      106  Anaren, Inc. (b)                                                 1,495
                                                      183  Anixter International, Inc.                                      7,380
                                                      200  Atheros Communications Inc. (b)                                  1,952
                                                      300  Avocent Corp. (b)                                                9,492
                                                       89  Bel Fuse, Inc.                                                   3,242
                                                       97  Black Box Corp.                                                  4,070
                                                      357  Broadwing Corp. (b)                                              1,781
                                                    1,673  Brocade Communications Systems, Inc. (b)                         6,826
                                                      316  CSG Systems International (b)                                    6,860
                                                      136  Catapult Communications Corp. (b)                                2,494
                                                    3,500  Ciena Corp. (b)                                                  9,240
                                                      154  Comtech Telecommunications Corp. (b)                             6,386
                                                      100  Consolidated Communications Holdings, Inc.                       1,360
                                                      161  Digi International, Inc. (b)                                     1,728
                                                      419  Ditech Communications Corp. (b)                                  2,824
                                                      219  Echelon Corp. (b)                                                2,017
                                                      551  Entrust, Inc. (b)                                                3,086
                                                      774  Extreme Networks (b)                                             3,444
                                                      977  Finisar Corp. (b)                                                1,338
                                                      700  Foundry Networks, Inc. (b)                                       8,890
                                                      600  Glenayre Technologies, Inc. (b)                                  2,154
                                                      513  Harmonic, Inc. (b)                                               2,986
                                                      158  InPhonic, Inc. (b)                                               2,173
                                                      152  Inter-Tel, Inc.                                                  3,192
                                                      262  InterVoice, Inc. (b)                                             2,361
                                                      195  Ixia (b)                                                         2,868
                                                      115  j2 Global Communications, Inc. (b)                               4,648
                                                      159  Netgear, Inc. (b)                                                3,826
                                                      208  Novatel Wireless, Inc. (b)                                       3,010
                                                      664  Oplink Communications, Inc. (b)                                  1,009
                                                      258  Redback Networks, Inc. (b)                                       2,559
                                                      279  Seachange International, Inc. (b)                                1,774
                                                      209  Secure Computing Corp. (b)                                       2,372
                                                    1,600  Sonus Networks, Inc. (b)                                         9,280
                                                      140  Standard Microsystems Corp. (b)                                  4,187
                                                    1,069  Sycamore Networks, Inc. (b)                                      4,030
                                                      120  Syniverse Holdings, Inc. (b)                                     1,848
                                                    1,400  TIBCO Software, Inc. (b)                                        11,704
                                                      111  Talx Corp.                                                       3,640

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      345  Tekelec (b)                                                $     7,228
                                                      157  Terremark Worldwide, Inc. (b)                                      689
                                                       51  Ulticom, Inc. (b)                                                  563
                                                      700  Utstarcom, Inc. (b)                                              5,719
                                                      153  Viasat, Inc. (b)                                                 3,924
                                                      186  WebEx Communications, Inc. (b)                                   4,559
                                                      386  Westell Technologies, Inc. Class A (b)                           1,405
                                                      401  Zhone Technologies, Inc. (b)                                     1,039
                                                                                                                      -----------
                                                                                                                          203,044
---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                          600  Acxiom Corp.                                                    11,232
Systems - 4.3%                                        383  Agile Software Corp. (b)                                         2,746
                                                      146  Altiris, Inc. (b)                                                2,232
                                                      100  American Reprographics Co. (b)                                   1,710
                                                      216  Ansys, Inc. (b)                                                  8,314
                                                      188  Anteon International Corp. (b)                                   8,039
                                                      401  Ariba, Inc. (b)                                                  2,286
                                                      390  AsiaInfo Holdings, Inc. (b)                                      1,891
                                                      316  Aspen Technology, Inc. (b)                                       1,975
                                                      200  Audible, Inc. (b)                                                2,458
                                                    1,200  BearingPoint, Inc. (b)                                           9,108
                                                      100  Blackboard, Inc. (b)                                             2,501
                                                       81  Blue Coat Systems, Inc. (b)                                      3,522
                                                      564  Borland Software Corp. (b)                                       3,282
                                                      100  COMSYS IT Partners, Inc. (b)                                     1,221
                                                      303  Ciber, Inc. (b)                                                  2,251
                                                      100  Click Commerce, Inc. (b)                                         1,833
                                                      143  Concur Technologies, Inc. (b)                                    1,769
                                                      125  Covansys Corp. (b)                                               1,995
                                                      255  Dendrite International, Inc. (b)                                 5,123
                                                      204  Digital River, Inc. (b)                                          7,109
                                                      497  Digitas, Inc. (b)                                                5,646
                                                      116  EPIQ Systems, Inc. (b)                                           2,531
                                                      182  eCollege.com, Inc. (b)                                           2,705
                                                      373  Electronics for Imaging (b)                                      8,557
                                                      100  Emageon, Inc. (b)                                                1,356
                                                      285  Epicor Software Corp. (b)                                        3,705
                                                       58  Equinix, Inc. (b)                                                2,416
                                                      382  Gartner, Inc. Class A (b)                                        4,466
                                                      100  iGate Corp. (b)                                                    363
                                                      124  Infocrossing, Inc. (b)                                           1,140
                                                      499  Informatica Corp. (b)                                            5,998
                                                      200  Intermix Media, Inc. (b)                                         2,392
                                                      381  Internet Capital Group, Inc. (b)                                 3,357
                                                      242  Internet Security Systems (b)                                    5,810
                                                       83  Intervideo, Inc. (b)                                               832
                                                      261  Interwoven, Inc. (b)                                             2,132
                                                      196  JDA Software Group, Inc. (b)                                     2,975
                                                      122  Jupitermedia Corp. (b)                                           2,161
                                                      158  Kanbay International, Inc. (b)                                   2,970
                                                      305  Keane, Inc. (b)                                                  3,486
                                                      127  Keynote Systems, Inc. (b)                                        1,648
                                                      321  Lawson Software, Inc. (b)                                        2,228
                                                      268  Lionbridge Technologies (b)                                      1,809
                                                      105  MRO Software, Inc. (b)                                           1,768

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      339  Macrovision Corp. (b)                                      $     6,475
                                                      240  Magma Design Automation, Inc. (b)                                1,949
                                                      211  Manhattan Associates, Inc. (b)                                   4,895
                                                       96  Mantech International Corp. Class A (b)                          2,535
                                                      158  Mapinfo Corp. (b)                                                1,936
                                                      298  Matrixone, Inc. (b)                                              1,567
                                                      528  Mentor Graphics Corp. (b)                                        4,541
                                                      152  Mercury Computer Systems, Inc. (b)                               3,990
                                                       86  Merge Technologies, Inc. (b)                                     1,466
                                                      470  Micromuse, Inc. (b)                                              3,704
                                                      101  MicroStrategy, Inc. Class A (b)                                  7,099
                                                      224  Micros Systems, Inc. (b)                                         9,800
                                                      200  Motive, Inc. (b)                                                 1,268
                                                      116  Ness Technologies, Inc. (b)                                      1,160
                                                      351  NetIQ Corp. (b)                                                  4,296
                                                      116  Netscout Systems, Inc. (b)                                         630
                                                      200  Online Resources Corp. (b)                                       2,116
                                                      185  Open Solutions, Inc. (b)                                         4,037
                                                      442  Openwave Systems, Inc. (b)                                       7,947
                                                      423  Opsware, Inc. (b)                                                2,195
                                                      113  PDF Solutions, Inc. (b)                                          1,876
                                                      198  Packeteer, Inc. (b)                                              2,485
                                                      285  Palm, Inc. (b)                                                   8,074
                                                    1,735  Parametric Technology Corp. (b)                                 12,093
                                                      100  Pegasystems, Inc. (b)                                              599
                                                      188  Progress Software Corp. (b)                                      5,973
                                                      100  QAD, Inc.                                                          829
                                                      309  Quest Software, Inc. (b)                                         4,657
                                                      200  Radiant Systems, Inc. (b)                                        2,064
                                                      695  RealNetworks, Inc. (b)                                           3,968
                                                      100  RightNow Technologies, Inc. (b)                                  1,472
                                                      100  Rimage Corp. (b)                                                 2,667
                                                       53  SI International, Inc. (b)                                       1,641
                                                      172  SPSS, Inc. (b)                                                   4,128
                                                       77  SS&C Technologies, Inc.                                          2,821
                                                      127  SYKES Enterprises, Inc. (b)                                      1,511
                                                      149  SafeNet, Inc. (b)                                                5,410
                                                      486  Sapient Corp. (b)                                                3,038
                                                      571  ScanSoft, Inc. (b)                                               3,043
                                                      181  Serena Software, Inc. (b)                                        3,607
                                                      352  SonicWALL, Inc. (b)                                              2,235
                                                      169  Stellent, Inc. (b)                                               1,448
                                                      279  SupportSoft, Inc. (b)                                            1,406
                                                      262  Transaction Systems Architects, Inc. Class A (b)                 7,297
                                                      342  Trizetto Group (b)                                               4,829
                                                      201  Tyler Technologies, Inc. (b)                                     1,664
                                                       84  Ultimate Software Group, Inc. (b)                                1,547
                                                      100  Vasco Data Security International (b)                              906
                                                      100  VeriFone Holdings, Inc. (b)                                      2,011
                                                       66  Verint Systems, Inc. (b)                                         2,702
                                                      271  Verity, Inc. (b)                                                 2,878
                                                      209  Vignette Corp. (b)                                               3,325
                                                      369  webMethods, Inc. (b)                                             2,609
                                                      145  Websense, Inc. (b)                                               7,425
                                                      490  Wind River Systems, Inc. (b)                                     6,336

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      159  Witness Systems, Inc. (b)                                  $     3,322
                                                      259  Zoran Corp. (b)                                                  3,704
                                                                                                                      -----------
                                                                                                                          356,254
---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.4%                            668  Adaptec, Inc. (b)                                                2,558
                                                      457  Advanced Digital Information Corp. (b)                           4,296
                                                      200  Cyberguard Corp. (b)                                             1,650
                                                      420  Dot Hill Systems Corp. (b)                                       2,827
                                                      527  Emulex Corp. (b)                                                10,651
                                                      206  FalconStor Software, Inc. (b)                                    1,248
                                                      263  Filenet Corp. (b)                                                7,338
                                                    1,618  Gateway, Inc. (b)                                                4,369
                                                      162  Hutchinson Technology, Inc. (b)                                  4,231
                                                      219  Imation Corp.                                                    9,389
                                                      209  Intergraph Corp. (b)                                             9,344
                                                      197  Komag, Inc. (b)                                                  6,296
                                                      501  Lexar Media, Inc. (b)                                            3,206
                                                    1,600  Maxtor Corp. (b)                                                 7,040
                                                      733  McData Corp. (b)                                                 3,841
                                                      194  Mobility Electronics, Inc. (b)                                   2,068
                                                      475  Perot Systems Corp. Class A (b)                                  6,721
                                                    1,069  Quantum Corp. (b)                                                3,303
                                                      476  RSA Security, Inc. (b)                                           6,050
                                                      139  Radisys Corp. (b)                                                2,697
                                                       69  Stratasys, Inc. (b)                                              2,049
                                                      136  Synaptics, Inc. (b)                                              2,557
                                                      140  Trident Microsystems, Inc. (b)                                   4,453
                                                      305  UNOVA, Inc. (b)                                                 10,669
                                                                                                                      -----------
                                                                                                                          118,851
---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                    85  Brookfield Homes Corp.                                           4,720
                                                       89  EMCOR Group, Inc. (b)                                            5,278
                                                      201  Granite Construction, Inc.                                       7,686
                                                       65  Perini Corp. (b)                                                 1,183
                                                      178  Washington Group International, Inc. (b)                         9,592
                                                                                                                      -----------
                                                                                                                           28,459
---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                           251  Alloy, Inc. (b)                                                  1,215
                                                      300  Atari Inc. (b)                                                     432
                                                      872  CNET Networks, Inc. (b)                                         11,833
                                                       98  DTS, Inc. (b)                                                    1,650
                                                      804  Earthlink, Inc. (b)                                              8,603
                                                      216  Infospace, Inc. (b)                                              5,156
                                                      339  Ipass, Inc. (b)                                                  1,824
                                                      251  iVillage, Inc. (b)                                               1,822
                                                      100  Jamdat Mobile, Inc. (b)                                          2,100
                                                       56  Lifeline Systems, Inc. (b)                                       1,872
                                                      100  LoJack Corp. (b)                                                 2,114
                                                      178  Midway Games, Inc. (b)                                           2,704
                                                      155  NIC, Inc. (b)                                                    1,015
                                                      161  Navarre Corp. (b)                                                  932
                                                      300  NetFlix, Inc. (b)                                                7,797
                                                      131  Sohu.com, Inc. (b)                                               2,244
                                                      403  THQ, Inc. (b)                                                    8,592
                                                      428  United Online, Inc.                                              5,928
                                                      112  Universal Electronics, Inc. (b)                                  1,936
                                                                                                                      -----------
                                                                                                                           69,769
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.8%                              206  Blyth, Inc.                                                $     4,592
                                                      100  CNS, Inc.                                                        2,607
                                                       24  CSS Industries, Inc.                                               780
                                                      100  Citi Trends, Inc. (b)                                            2,183
                                                      355  Jarden Corp. (b)                                                14,580
                                                       80  Mannatech, Inc.                                                    948
                                                      199  Matthews International Corp. Class A                             7,520
                                                      203  Nautilus, Inc.                                                   4,480
                                                      167  Oakley, Inc.                                                     2,896
                                                      283  Playtex Products, Inc. (b)                                       3,113
                                                      120  RC2 Corp. (b)                                                    4,051
                                                      184  The Topps Co., Inc.                                              1,511
                                                      368  Tupperware Corp.                                                 8,383
                                                       79  USANA Health Sciences, Inc. (b)                                  3,768
                                                       44  Water Pik Technologies, Inc. (b)                                   893
                                                      243  Yankee Candle Co., Inc.                                          5,954
                                                                                                                      -----------
                                                                                                                           68,259
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                       95  Greif, Inc.                                                      5,710
Glass - 0.2%                                          105  Mobile Mini, Inc. (b)                                            4,552
                                                      160  Silgan Holdings, Inc.                                            5,322
                                                                                                                      -----------
                                                                                                                           15,584
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                       390  Graphic Packaging Corp. (b)                                      1,092
Plastic - 0.0%                                        200  Myers Industries, Inc.                                           2,328
                                                                                                                      -----------
                                                                                                                            3,420
---------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                         217  Mueller Industries, Inc.                                         6,026
---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                      165  Elizabeth Arden, Inc. (b)                                        3,561
                                                       52  Inter Parfums, Inc.                                              1,024
                                                      332  Nu Skin Enterprises, Inc. Class A                                6,325
                                                      100  Parlux Fragrances, Inc. (b)                                      2,914
                                                      842  Revlon, Inc. Class A (b)                                         2,711
                                                                                                                      -----------
                                                                                                                           16,535
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                 300  E-Loan, Inc. (b)                                                 1,257
                                                      162  Euronet Worldwide, Inc. (b)                                      4,794
                                                      354  F.N.B. Corp.                                                     6,117
                                                      110  Gladstone Investment Corp.                                       1,615
                                                      100  Greenhill & Co., Inc.                                            4,169
                                                      223  Jones Lang LaSalle, Inc. (b)                                    10,271
                                                      300  The Nasdaq Stock Market, Inc. (b)                                7,605
                                                      264  USI Holdings Corp. (b)                                           3,429
                                                                                                                      -----------
                                                                                                                           39,257
---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%             297  Acuity Brands, Inc.                                              8,812
                                                      197  Armor Holdings, Inc. (b)                                         8,473
                                                      117  Barnes Group, Inc.                                               4,196
                                                      238  Brady Corp.                                                      7,364
                                                      318  Clarcor, Inc.                                                    9,133
                                                      397  Hexcel Corp. (b)                                                 7,261
                                                      478  Olin Corp.                                                       9,077
                                                      159  Tredegar Corp.                                                   2,069
                                                                                                                      -----------
                                                                                                                           56,385
---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                    357  Casey's General Stores, Inc.                                     8,282
                                                      144  Great Atlantic & Pacific Tea Co. (b)                             4,084
                                                      107  Ingles Markets, Inc. Class A                                     1,691
                                                      183  Longs Drug Stores Corp.                                          7,849
                                                       91  Nash Finch Co.                                                   3,839

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      250  Pathmark Stores, Inc. (b)                                  $     2,818
                                                      196  Ruddick Corp.                                                    4,518
                                                      104  Smart & Final, Inc. (b)                                          1,346
                                                       61  Weis Markets, Inc.                                               2,441
                                                      219  Wild Oats Markets, Inc. (b)                                      2,816
                                                                                                                      -----------
                                                                                                                           39,684
---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.7%                        600  AVANIR Pharmaceuticals Class A (b)                               1,854
                                                       50  Adams Respiratory Therapeutics, Inc.                             1,615
                                                      286  Adolor Corp. (b)                                                 3,054
                                                      569  Alkermes, Inc. (b)                                               9,559
                                                      241  Alpharma, Inc. Class A                                           5,994
                                                      700  Amylin Pharmaceuticals, Inc. (b)                                24,353
                                                      400  Andrx Corp. (b)                                                  6,172
                                                      256  Atherogenics Inc. (b)                                            4,104
                                                       73  Bentley Pharmaceuticals, Inc. (b)                                  872
                                                      368  BioMarin Pharmaceuticals, Inc. (b)                               3,213
                                                      186  CV Therapeutics, Inc. (b)                                        4,975
                                                      200  Caliper Life Sciences, Inc. (b)                                  1,406
                                                      100  Caraco Pharmaceutical Laboratories Ltd. (b)                        869
                                                      122  Chattem, Inc. (b)                                                4,331
                                                       40  Coley Pharmaceutical Group, Inc.                                   728
                                                      219  Connetics Corp. (b)                                              3,703
                                                      357  Dendreon Corp. (b)                                               2,395
                                                      100  Depomed, Inc. (b)                                                  648
                                                      382  Durect Corp. (b)                                                 2,617
                                                      119  Dusa Pharmaceuticals, Inc. (b)                                   1,261
                                                      150  Enzo Biochem, Inc. (b)                                           2,304
                                                      200  Eyetech Pharmaceuticals, Inc. (b)                                3,592
                                                      185  First Horizon Pharmaceutical Corp. (b)                           3,676
                                                      272  Immunogen, Inc. (b)                                              1,996
                                                      252  Inspire Pharmaceuticals, Inc. (b)                                1,915
                                                      588  Isis Pharmaceuticals, Inc. (b)                                   2,969
                                                      200  Ista Pharmaceuticals, Inc. (b)                                   1,328
                                                      250  KV Pharmaceutical Co. Class A (b)                                4,443
                                                      400  MGI Pharma, Inc. (b)                                             9,324
                                                      698  Medarex, Inc. (b)                                                6,645
                                                      327  Medicines Co. (b)                                                7,524
                                                      300  Medicis Pharmaceutical Corp. Class A                             9,768
                                                      500  Nektar Therapeutics (b)                                          8,475
                                                      135  Neopharm, Inc. (b)                                               1,674
                                                       85  NitroMed, Inc. (b)                                               1,530
                                                      170  Noven Pharmaceuticals, Inc. (b)                                  2,380
                                                      221  Onyx Pharmaceuticals, Inc. (b)                                   5,521
                                                      170  Pain Therapeutics, Inc. (b)                                      1,069
                                                      233  Par Pharmaceutical Cos., Inc. (b)                                6,202
                                                      133  Penwest Pharmaceuticals Co. (b)                                  2,331
                                                      441  Perrigo Co.                                                      6,311
                                                       92  Pharmion Corp. (b)                                               2,007
                                                      295  Pozen, Inc. (b)                                                  3,242
                                                      206  Priority Healthcare Corp. (b)                                    5,739
                                                      222  Regeneron Pharmaceuticals, Inc. (b)                              2,107
                                                      200  Renovis, Inc. (b)                                                2,706
                                                       76  SFBC International, Inc. (b)                                     3,374
                                                      253  Salix Pharmaceuticals Ltd. (b)                                   5,376

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      369  SuperGen, Inc. (b)                                         $     2,325
                                                      132  United Therapeutics Corp. (b)                                    9,214
                                                      592  Vertex Pharmaceuticals, Inc. (b)                                13,231
                                                                                                                      -----------
                                                                                                                          224,021
---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                             188  Bright Horizons Family Solutions, Inc. (b)                       7,219
                                                      500  Corinthian Colleges, Inc. (b)                                    6,635
                                                      300  DeVry, Inc. (b)                                                  5,715
                                                       86  Educate, Inc. (b)                                                1,290
                                                      100  Learning Tree International, Inc. (b)                            1,320
                                                      102  Strayer Education, Inc.                                          9,641
                                                       84  Universal Technical Institute, Inc. (b)                          2,991
                                                                                                                      -----------
                                                                                                                           34,811
---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                       260  Benchmark Electronics, Inc. (b)                                  7,831
                                                       90  ITC Holdings Corp.                                               2,608
                                                       71  LeCroy Corp. (b)                                                 1,054
                                                      112  OSI Systems, Inc. (b)                                            1,770
                                                       90  Pike Electric Corp.                                              1,686
                                                      261  Plexus Corp. (b)                                                 4,460
                                                      199  Power Integrations, Inc. (b)                                     4,328
                                                      298  TTM Technologies, Inc. (b)                                       2,131
                                                      108  Universal Display Corp. (b)                                      1,204
                                                                                                                      -----------
                                                                                                                           27,072
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.7%               96  AO Smith Corp.                                                   2,736
                                                      180  American Superconductor Corp. (b)                                1,863
                                                      235  Baldor Electric Co.                                              5,957
                                                      208  CTS Corp.                                                        2,517
                                                      166  Cohu, Inc.                                                       3,926
                                                       94  Franklin Electric Co., Inc.                                      3,891
                                                      238  General Cable Corp. (b)                                          3,998
                                                      172  Genlyte Group, Inc. (b)                                          8,270
                                                      200  International DisplayWorks, Inc. (b)                             1,188
                                                      100  LaBarge, Inc. (b)                                                1,292
                                                      160  Littelfuse, Inc. (b)                                             4,501
                                                      198  MKS Instruments, Inc. (b)                                        3,412
                                                       70  Powell Industries, Inc. (b)                                      1,532
                                                      490  Power-One, Inc. (b)                                              2,715
                                                      135  Sonic Solutions, Inc. (b)                                        2,903
                                                      191  Spatialight, Inc. (b)(e)                                           814
                                                      427  Taser International, Inc. (b)(e)                                 2,626
                                                      244  Technitrol, Inc.                                                 3,738
                                                       92  Triumph Group, Inc. (b)                                          3,420
                                                                                                                      -----------
                                                                                                                           61,299
---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%                500  Maytag Corp.                                                     9,130
                                                       20  National Presto Industries, Inc.                                   856
                                                                                                                      -----------
                                                                                                                            9,986
---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                                    508  Aeroflex, Inc. (b)                                               4,755
                                                      214  Agilysys, Inc.                                                   3,604
                                                       86  BEI Technologies, Inc.                                           3,009
                                                       79  Daktronics, Inc.                                                 1,894
                                                      134  II-VI, Inc. (b)                                                  2,377
                                                      491  Kopin Corp. (b)                                                  3,412
                                                      626  MRV Communications, Inc. (b)                                     1,333
                                                      249  Methode Electronics, Inc.                                        2,868
                                                       57  Multi-Fineline Electronix, Inc. (b)                              1,668

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      105  Park Electrochemical Corp.                                 $     2,798
                                                      400  Semtech Corp. (b)                                                6,588
                                                      100  Superior Essex, Inc. (b)                                         1,801
                                                       42  Supertex, Inc. (b)                                               1,260
                                                                                                                      -----------
                                                                                                                           37,367
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                     81  Faro Technologies, Inc. (b)                                      1,579
Meters - 0.2%                                         155  Itron, Inc. (b)                                                  7,077
                                                       67  Keithley Instruments, Inc.                                         978
                                                       56  Measurement Specialties, Inc. (b)                                1,187
                                                      156  Metrologic Instruments, Inc. (b)                                 2,838
                                                                                                                      -----------
                                                                                                                           13,659
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%                    65  Analogic Corp.                                                   3,277
                                                       93  Aspect Medical Systems, Inc. (b)                                 2,756
                                                      200  Bruker BioSciences Corp. (b)                                       876
                                                      152  Candela Corp. (b)                                                1,493
                                                       66  Datascope Corp.                                                  2,047
                                                      334  EPIX Pharmaceuticals, Inc. (b)                                   2,572
                                                      310  eResearch Technology, Inc. (b)                                   4,399
                                                      156  Greatbatch, Inc. (b)                                             4,281
                                                      143  Haemonetics Corp. (b)                                            6,797
                                                      200  HealthTronics, Inc. (b)                                          1,992
                                                      147  Hologic, Inc. (b)                                                8,489
                                                      100  IRIS International, Inc. (b)                                     1,844
                                                      222  Illumina, Inc. (b)                                               2,844
                                                       63  IntraLase Corp. (b)                                                927
                                                      229  Intuitive Surgical, Inc. (b)                                    16,783
                                                      143  Luminex Corp. (b)                                                1,436
                                                      100  Neurometrix, Inc. (b)                                            2,977
                                                       58  Quality Systems, Inc.                                            4,007
                                                      222  TriPath Imaging, Inc. (b)                                        1,567
                                                       74  Zoll Medical Corp. (b)                                           1,943
                                                                                                                      -----------
                                                                                                                           73,307
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                         178  AMIS Holdings, Inc. (b)                                          2,111
Components - 2.5%                                     191  Actel Corp. (b)                                                  2,762
                                                       70  Advanced Analogic Technologies, Inc.                               783
                                                      800  Amkor Technology, Inc. (b)                                       3,504
                                                    1,900  Applied Micro Circuits Corp. (b)                                 5,700
                                                    2,600  Atmel Corp. (b)                                                  5,356
                                                      508  Cirrus Logic, Inc. (b)                                           3,856
                                                    2,800  Conexant Systems, Inc. (b)                                       5,012
                                                      800  Cypress Semiconductor Corp. (b)                                 12,040
                                                      213  DSP Group, Inc. (b)                                              5,466
                                                       61  Diodes, Inc. (b)                                                 2,212
                                                      296  Exar Corp. (b)                                                   4,150
                                                       64  Excel Technology, Inc. (b)                                       1,644
                                                      700  Fairchild Semiconductor International, Inc. (b)                 10,402
                                                      198  Formfactor, Inc. (b)                                             4,518
                                                      194  Genesis Microchip, Inc. (b)                                      4,258
                                                      153  IXYS Corp. (b)                                                   1,616
                                                    1,319  Integrated Device Technology, Inc. (b)                          14,166
                                                      268  Integrated Silicon Solutions, Inc. (b)                           2,251
                                                      694  Lattice Semiconductor Corp. (b)                                  2,970
                                                      200  Leadis Technology, Inc. (b)                                      1,370
                                                      242  MIPS Technologies, Inc. (b)                                      1,653

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      421  Micrel, Inc. (b)                                           $     4,728
                                                      374  Microsemi Corp. (b)                                              9,552
                                                      297  Microtune, Inc. (b)                                              1,850
                                                      100  Monolithic Power Systems, Inc. (b)                                 849
                                                      100  Netlogic Microsystems, Inc. (b)                                  2,159
                                                      838  ON Semiconductor Corp. (b)                                       4,332
                                                      382  Omnivision Technologies, Inc. (b)                                4,821
                                                      117  PLX Technology, Inc. (b)                                           976
                                                    1,200  PMC-Sierra, Inc. (b)                                            10,572
                                                      183  Pericom Semiconductor Corp. (b)                                  1,618
                                                      244  Pixelworks, Inc. (b)                                             1,608
                                                      154  Portalplayer, Inc. (b)                                           4,224
                                                    1,186  RF Micro Devices, Inc. (b)                                       6,701
                                                      600  Rambus, Inc. (b)                                                 7,260
                                                      170  Sigmatel, Inc. (b)                                               3,441
                                                      472  Silicon Image, Inc. (b)                                          4,196
                                                      200  Silicon Laboratories, Inc. (b)                                   6,078
                                                      593  Silicon Storage Technology, Inc. (b)                             3,190
                                                      255  Sirf Technology Holdings, Inc. (b)                               7,683
                                                      955  Skyworks Solutions, Inc. (b)                                     6,704
                                                      261  Tessera Technologies, Inc. (b)                                   7,807
                                                      900  Transwitch Corp. (b)                                             1,548
                                                      839  Triquint Semiconductor, Inc. (b)                                 2,953
                                                    1,360  Vitesse Semiconductor Corp. (b)                                  2,557
                                                       42  Volterra Semiconductor Corp. (b)                                   515
                                                                                                                      -----------
                                                                                                                          205,722
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                        100  3D Systems Corp. (b)                                             2,223
                                                      100  American Science & Engineering, Inc. (b)                         6,559
                                                      224  Checkpoint Systems, Inc. (b)                                     5,313
                                                      186  Coherent, Inc. (b)                                               5,446
                                                       86  Cubic Corp.                                                      1,472
                                                      168  DRS Technologies, Inc.                                           8,292
                                                       90  EDO Corp.                                                        2,703
                                                      100  Herley Industries, Inc. (b)                                      1,863
                                                      546  Identix, Inc. (b)                                                2,566
                                                       81  Innovative Solutions & Support, Inc. (b)                         1,258
                                                      198  Intermagnetics General Corp. (b)                                 5,532
                                                      200  Ionatron, Inc. (b)                                               2,016
                                                      534  Kemet Corp. (b)                                                  4,475
                                                       76  Scansource, Inc. (b)                                             3,704
                                                                                                                      -----------
                                                                                                                           53,422
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                               263  Global Power Equipment Group, Inc. (b)                           1,875
                                                      323  Plug Power, Inc. (b)                                             2,196
                                                                                                                      -----------
                                                                                                                            4,071
---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                         3,366  Calpine Corp. (b)(e)                                             8,718
                                                       27  Crosstex Energy, Inc.                                            1,727
                                                      400  Evergreen Solar, Inc. (b)                                        3,732
                                                      312  FuelCell Energy, Inc. (b)                                        3,423
                                                      117  Holly Corp.                                                      7,486
                                                      380  KFX, Inc. (b)                                                    6,506
                                                       76  Ormat Technologies, Inc.                                         1,682
                                                      108  Penn Virginia Corp.                                              6,233
                                                      248  Syntroleum Corp. (b)                                             3,611
                                                      247  Tetra Technologies, Inc. (b)                                     7,711

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      206  Veritas DGC, Inc. (b)                                      $     7,544
                                                                                                                      -----------
                                                                                                                           58,373
---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                             100  Clean Harbors, Inc. (b)                                          3,395
Services - 0.3%                                       332  Dycom Industries, Inc. (b)                                       6,713
                                                       45  Layne Christensen Co. (b)                                        1,060
                                                      734  Quanta Services, Inc. (b)                                        9,366
                                                      192  URS Corp. (b)                                                    7,755
                                                                                                                      -----------
                                                                                                                           28,289
---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                   64  Carmike Cinemas, Inc.                                            1,468
                                                      100  Dover Motorsports, Inc.                                            684
                                                      213  Gaylord Entertainment Co. (b)                                   10,149
                                                       67  Lodgenet Entertainment Corp. (b)                                   987
                                                      186  Movie Gallery, Inc.                                              1,933
                                                       85  Speedway Motorsports, Inc.                                       3,088
                                                                                                                      -----------
                                                                                                                           18,309
---------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                    555  Terra Industries, Inc. (b)                                       3,691
---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                              114  Accredited Home Lenders Holding Co. (b)                          4,008
                                                       75  Asta Funding, Inc.                                               2,277
                                                      145  Ladenburg Thalmann Financial Services, Inc. (b)                     88
                                                       25  MortgageIT Holdings, Inc.                                          356
                                                       91  World Acceptance Corp. (b)                                       2,312
                                                                                                                      -----------
                                                                                                                            9,041
---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                            450  Advance America, Cash Advance Centers, Inc.                      5,962
                                                       76  Collegiate Funding Services LLC (b)                              1,126
                                                       91  Encore Capital Group, Inc. (b)                                   1,623
                                                                                                                      -----------
                                                                                                                            8,711
---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &                  173  Advent Software, Inc. (b)                                        4,661
Systems - 0.9%                                         68  CCC Information Services Group (b)                               1,777
                                                      111  CompuCredit Corp. (b)                                            4,931
                                                      217  Cybersource Corp. (b)                                            1,428
                                                      249  Digital Insight Corp. (b)                                        6,489
                                                      301  eFunds Corp. (b)                                                 5,668
                                                      181  eSpeed, Inc. Class A (b)                                         1,372
                                                      384  Hypercom Corp. (b)                                               2,504
                                                       76  iPayment, Inc. (b)                                               2,876
                                                      400  Jack Henry & Associates, Inc.                                    7,760
                                                      200  John H. Harland Co.                                              8,880
                                                      214  Kronos, Inc. (b)                                                 9,553
                                                      219  NDCHealth Corp.                                                  4,143
                                                      308  PRG-Schultz International, Inc. (b)                                927
                                                      100  TNS, Inc. (b)                                                    2,425
                                                      300  TradeStation Group, Inc. (b)                                     3,042
                                                      270  Wright Express Corp. (b)                                         5,829
                                                                                                                      -----------
                                                                                                                           74,265
---------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                 189  Factset Research Systems, Inc.                                   6,660
                                                      960  Homestore, Inc. (b)                                              4,176
                                                      100  Morningstar, Inc. (b)                                            3,200
                                                      430  S1 Corp. (b)                                                     1,681
                                                                                                                      -----------
                                                                                                                           15,717
---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                         72  ACE Cash Express, Inc. (b)                                       1,405
                                                      145  Advanta Corp. Class B                                            4,093
                                                       33  Asset Acceptance Capital Corp. (b)                                 989
                                                      203  Cash America International, Inc.                                 4,212
                                                       13  Enstar Group, Inc. (b)                                             844

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       71  Federal Agricultural Mortgage Corp. Class B                $     1,728
                                                      126  Financial Federal Corp.                                          5,015
                                                       93  First Cash Financial Services, Inc. (b)                          2,448
                                                      119  Harris & Harris Group, Inc.                                      1,321
                                                      127  LandAmerica Financial Group, Inc.                                8,211
                                                      292  Metris Cos., Inc. (b)                                            4,272
                                                      500  MoneyGram International, Inc.                                   10,855
                                                       90  Portfolio Recovery Associates, Inc. (b)                          3,886
                                                       53  Sanders Morris Harris Group, Inc.                                  867
                                                      321  Sotheby's Holdings Class A (b)                                   5,367
                                                       89  Sterling Bancorp                                                 2,003
                                                      106  Stewart Information Services Corp.                               5,427
                                                       53  Triad Guaranty, Inc. (b)                                         2,079
                                                       48  WSFS Financial Corp.                                             2,827
                                                                                                                      -----------
                                                                                                                           67,849
---------------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                          122  American Italian Pasta Co. Class A                               1,301
                                                      289  Chiquita Brands International, Inc.                              8,078
                                                      328  Flowers Foods, Inc.                                              8,948
                                                      192  Hain Celestial Group, Inc. (b)                                   3,725
                                                       30  J&J Snack Foods Corp.                                            1,734
                                                       53  John B. Sanfilippo & Son, Inc. (b)                                 928
                                                      195  Lance, Inc.                                                      3,405
                                                      100  M&F Worldwide Corp. (b)                                          1,555
                                                      300  NBTY, Inc. (b)                                                   7,050
                                                       90  Natures Sunshine Prods, Inc.                                     2,092
                                                      322  Performance Food Group Co. (b)                                  10,162
                                                       70  Premium Standard Farms, Inc.                                     1,037
                                                       36  Provide Commerce, Inc. (b)                                         874
                                                      194  Ralcorp Holdings, Inc. (b)                                       8,132
                                                       78  Sanderson Farms, Inc.                                            2,898
                                                        2  Seaboard Corp.                                                   2,746
                                                      289  Sensient Technologies Corp.                                      5,477
                                                      200  Spartan Stores, Inc. (b)                                         2,060
                                                      100  Tootsie Roll Industries, Inc.                                    3,175
                                                                                                                      -----------
                                                                                                                           75,377
---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                                 54  Deltic Timber Corp.                                              2,487
                                                      310  Longview Fibre Co.                                               6,042
                                                      204  Potlatch Corp.                                                  10,632
                                                       93  Universal Forest Products, Inc.                                  5,331
                                                                                                                      -----------
                                                                                                                           24,492
---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                 193  Ennis, Inc.                                                      3,242
                                                      100  The Standard Register Co.                                        1,495
                                                                                                                      -----------
                                                                                                                            4,737
---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.2%                   296  Alderwoods Group, Inc. (b)                                       4,848
                                                      653  Stewart Enterprises, Inc. Class A                                4,329
                                                                                                                      -----------
                                                                                                                            9,177
---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                          219  Apogee Enterprises, Inc.                                         3,745
---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                         1,647  Coeur d'Alene Mines Corp. (b)                                    6,967
                                                      133  Royal Gold, Inc.                                                 3,574
                                                                                                                      -----------
                                                                                                                           10,541
---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.8%                         202  American Healthways, Inc. (b)                                    8,565
                                                      672  Beverly Enterprises, Inc. (b)                                    8,232
                                                      143  Genesis HealthCare Corp. (b)                                     5,766
                                                      190  Kindred Healthcare, Inc. (b)                                     5,662

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      114  LCA-Vision, Inc.                                           $     4,232
                                                       32  National Healthcare Corp.                                        1,120
                                                      300  PainCare Holdings, Inc. (b)                                      1,125
                                                      101  Psychiatric Solutions, Inc. (b)                                  5,477
                                                      100  Radiation Therapy Services, Inc. (b)                             3,186
                                                       96  Res-Care, Inc. (b)                                               1,477
                                                       97  Sunrise Senior Living, Inc. (b)                                  6,474
                                                      297  United Surgical Partners International, Inc. (b)                11,616
                                                                                                                      -----------
                                                                                                                           62,932
---------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                211  Allscripts Healthcare Solutions, Inc. (b)                        3,802
                                                      215  Amsurg Corp. (b)                                                 5,882
                                                      284  Centene Corp. (b)                                                7,108
                                                       63  Computer Programs & Systems, Inc.                                2,176
                                                       28  Corvel Corp. (b)                                                   671
                                                      223  Eclipsys Corp. (b)                                               3,978
                                                      324  Hooper Holmes, Inc.                                              1,273
                                                      100  Horizon Health Corp. (b)                                         2,717
                                                       58  Molina Healthcare, Inc. (b)                                      1,449
                                                      637  OCA, Inc. (b)                                                      956
                                                      141  Pediatrix Medical Group, Inc. (b)                               10,832
                                                      172  Per-Se Technologies, Inc. (b)                                    3,554
                                                      300  Phase Forward, Inc. (b)                                          3,279
                                                       49  WellCare Health Plans, Inc. (b)                                  1,815
                                                                                                                      -----------
                                                                                                                           49,492
---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                           100  Adeza Biomedical Corp. (b)                                       1,741
                                                      107  Alliance Imaging, Inc. (b)                                         915
                                                      200  Allied Healthcare International, Inc. (b)                        1,130
                                                       97  Amedisys, Inc. (b)                                               3,783
                                                      100  America Retirement Corp. (b)                                     1,883
                                                      315  Apria Healthcare Group, Inc. (b)                                10,052
                                                       73  Bio-Reference Labs, Inc. (b)                                     1,262
                                                      300  Bioscript, Inc. (b)                                              1,950
                                                      193  Gentiva Health Services, Inc. (b)                                3,497
                                                      245  Healthcare Services Group                                        4,716
                                                      124  IDX Systems Corp. (b)                                            5,354
                                                      300  Introgen Therapeutics, Inc. (b)                                  1,566
                                                      126  LabOne, Inc. (b)                                                 5,481
                                                      115  Matria Healthcare, Inc. (b)                                      4,341
                                                      261  Odyssey HealthCare, Inc. (b)                                     4,429
                                                       72  Symbion, Inc. (b)                                                1,863
                                                       78  VistaCare, Inc. Class A (b)                                      1,129
                                                      100  Vital Images, Inc. (b)                                           2,226
                                                                                                                      -----------
                                                                                                                           57,318
---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                    39  Dominion Homes, Inc. (b)                                           621
                                                       86  Levitt Corp. Class A                                             1,973
                                                       89  M/I Homes, Inc.                                                  4,829
                                                       48  Meritage Homes Corp. (b)                                         3,680
                                                       52  Technical Olympic USA, Inc.                                      1,360
                                                       22  William Lyon Homes, Inc. (b)                                     3,414
                                                                                                                      -----------
                                                                                                                           15,877
---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                    111  Marcus Corp.                                                     2,224
---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                           60  American Woodmark Corp.                                          2,016
                                                       43  Bassett Furniture Industries, Inc.                                 801
                                                      188  The Bombay Co., Inc. (b)                                           829

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      205  Ethan Allen Interiors, Inc.                                $     6,427
                                                      306  Furniture Brands International, Inc.                             5,517
                                                      144  Haverty Furniture Cos., Inc.                                     1,761
                                                      378  La-Z-Boy, Inc.                                                   4,986
                                                      110  Libbey, Inc.                                                     1,672
                                                      258  Select Comfort Corp. (b)                                         5,155
                                                       52  Stanley Furniture Co., Inc.                                      1,362
                                                                                                                      -----------
                                                                                                                           30,526
---------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                       169  Advanced Energy Industries, Inc. (b)                             1,818
Devices - 0.8%                                        257  Artesyn Technologies, Inc. (b)                                   2,390
                                                      259  Asyst Technologies Inc. (b)                                      1,207
                                                      146  C&D Technologies, Inc.                                           1,374
                                                      300  Crane Co.                                                        8,922
                                                      158  ESCO Technologies, Inc. (b)                                      7,911
                                                      100  Fargo Electronics, Inc. (b)                                      1,747
                                                      100  Flanders Corp. (b)                                               1,214
                                                      341  Flowserve Corp. (b)                                             12,395
                                                       39  The Gorman-Rupp Co.                                                938
                                                      134  Mine Safety Appliances Co.                                       5,186
                                                      206  Paxar Corp. (b)                                                  3,471
                                                       52  Robbins & Myers, Inc.                                            1,169
                                                      190  Veeco Instruments, Inc. (b)                                      3,048
                                                      105  Vicor Corp.                                                      1,591
                                                      229  Viisage Technology, Inc. (b)                                       950
                                                      174  Watts Water Technologies, Inc. Class A                           5,020
                                                      167  X-Rite, Inc.                                                     2,071
                                                                                                                      -----------
                                                                                                                           62,422
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                284  American Equity Investment Life Holding Co.                      3,223
                                                      170  Ceres Group, Inc. (b)                                              957
                                                      155  Citizens, Inc. (b)                                                 995
                                                      152  Delphi Financial Group Class A                                   7,114
                                                      100  Great American Financial Resources, Inc.                         2,000
                                                       14  Kansas City Life Insurance Co.                                     714
                                                       16  National Western Life Insurance Co. Class A (b)                  3,380
                                                      586  The Phoenix Cos., Inc.                                           7,149
                                                      112  Presidential Life Corp.                                          2,016
                                                      206  Universal American Financial Corp. (b)                           4,684
                                                                                                                      -----------
                                                                                                                           32,232
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                          186  Alfa Corp.                                                       3,102
                                                       66  CNA Surety Corp. (b)                                               938
                                                      100  Crawford & Co. Class B                                             783
                                                       65  FBL Financial Group, Inc. Class A                                1,947
                                                      145  HealthExtras, Inc. (b)                                           3,100
                                                      190  Hilb Rogal & Hobbs Co.                                           7,091
                                                      256  Horace Mann Educators Corp.                                      5,064
                                                      100  KMG America Corp. (b)                                              800
                                                      100  Pico Holdings, Inc. (b)                                          3,514
                                                      238  UICI                                                             8,568
                                                       80  Zenith National Insurance Corp.                                  5,015
                                                                                                                      -----------
                                                                                                                           39,922
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%                   210  21st Century Insurance Group                                     3,350
                                                      100  Affirmative Insurance Holdings, Inc.                             1,456
                                                       67  American Physicians Capital, Inc. (b)                            3,292
                                                      178  Argonaut Group, Inc. (b)                                         4,808

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       35  Baldwin & Lyons, Inc. Class B                              $       876
                                                       75  Bristol West Holdings, Inc.                                      1,369
                                                      711  Covanta Holding Corp.                                            9,549
                                                      120  Direct General Corp.                                             2,368
                                                       64  FPIC Insurance Group, Inc. (b)                                   2,303
                                                       87  First Acceptance Corp. (b)                                         880
                                                      400  Fremont General Corp.                                            8,732
                                                       65  Harleysville Group, Inc.                                         1,560
                                                      150  Infinity Property & Casualty Corp.                               5,264
                                                       44  The Midland Co.                                                  1,585
                                                       73  Navigators Group, Inc. (b)                                       2,724
                                                      426  Ohio Casualty Corp.                                             11,553
                                                      210  PMA Capital Corp. Class A (b)                                    1,844
                                                      160  ProAssurance Corp. (b)                                           7,467
                                                      136  RLI Corp.                                                        6,291
                                                       82  Safety Insurance Group, Inc.                                     2,918
                                                      194  Selective Insurance Group                                        9,487
                                                       70  State Auto Financial Corp.                                       2,215
                                                      125  Tower Group, Inc.                                                1,890
                                                      110  United Fire & Casualty Co.                                       4,962
                                                                                                                      -----------
                                                                                                                           98,743
---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%                348  Apollo Investment Corp.                                          6,890
                                                       89  Ares Capital Corp.                                               1,449
                                                      165  Calamos Asset Management, Inc. Class A                           4,072
                                                       12  Capital Southwest Corp.                                          1,022
                                                       33  GAMCO Investors, Inc. Class A                                    1,513
                                                      251  MCG Capital Corp.                                                4,234
                                                      124  NGP Capital Resources Co.                                        1,867
                                                      208  National Financial Partners Corp.                                9,389
                                                      400  Waddell & Reed Financial, Inc. Class A                           7,744
                                                                                                                      -----------
                                                                                                                           38,180
---------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.1%                    300  Fossil, Inc. (b)                                                 5,457
                                                      122  Movado Group, Inc.                                               2,284
                                                                                                                      -----------
                                                                                                                            7,741
---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                   469  Callaway Golf Co.                                                7,077
                                                      140  Great Wolf Resorts, Inc. (b)                                     1,448
                                                      249  K2, Inc. (b)                                                     2,839
                                                      163  Life Time Fitness, Inc. (b)                                      5,402
                                                      100  Lodgian, Inc. (b)                                                1,025
                                                      300  Majesco Entertainment Co. (b)(e)                                   399
                                                      567  Six Flags, Inc. (b)                                              4,077
                                                       59  Steinway Musical Instruments (b)                                 1,555
                                                      190  Sturm Ruger & Co., Inc.                                          1,748
                                                      146  Vail Resorts, Inc. (b)                                           4,198
                                                      101  West Marine, Inc. (b)                                            1,493
                                                                                                                      -----------
                                                                                                                           31,261
---------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                  208  Lincoln Electric Holdings, Inc.                                  8,195
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                        500  AGCO Corp. (b)                                                   9,100
                                                      150  Gehl Co. (b)                                                     4,181
                                                       59  Lindsay Manufacturing Co.                                        1,299
                                                                                                                      -----------
                                                                                                                           14,580
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                             120  ASV, Inc. (b)                                                    2,718
Handling - 0.3%                                        69  Astec Industries, Inc. (b)                                       1,959
                                                      208  Manitowoc Co.                                                   10,452

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       26  NACCO Industries, Inc. Class A                             $     2,976
                                                      166  Stewart & Stevenson Services                                     3,959
                                                                                                                      -----------
                                                                                                                           22,064
---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                        188  Applied Industrial Technologies, Inc.                            6,745
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                             300  Briggs & Stratton Corp.                                         10,377
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.6%                183  Actuant Corp. Class A                                            8,564
                                                      125  EnPro Industries, Inc. (b)                                       4,211
                                                      117  Gardner Denver, Inc. (b)                                         5,218
                                                       71  Kadant, Inc. (b)                                                 1,424
                                                      251  Kennametal, Inc.                                                12,309
                                                       38  Middleby Corp. (b)                                               2,755
                                                      188  Nordson Corp.                                                    7,150
                                                      119  Tecumseh Products Co. Class A                                    2,561
                                                       63  Tennant Co.                                                      2,582
                                                       57  Woodward Governor Co.                                            4,848
                                                                                                                      -----------
                                                                                                                           51,622
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                       126  CARBO Ceramics, Inc.                                             8,315
Services - 1.5%                                       265  Cal Dive International, Inc. (b)                                16,804
                                                      483  Global Industries Ltd. (b)                                       7,119
                                                       75  Gulf Island Fabrication, Inc.                                    2,156
                                                      577  Hanover Compressor Co. (b)                                       7,997
                                                      100  Hornbeck Offshore Services, Inc. (b)                             3,663
                                                      116  Hydril Co. (b)                                                   7,962
                                                      391  Input/Output, Inc. (b)                                           3,120
                                                       70  Lufkin Industries, Inc.                                          3,049
                                                      482  Newpark Resources (b)                                            4,058
                                                      178  Oceaneering International, Inc. (b)                              9,507
                                                      217  Oil States International, Inc. (b)                               7,879
                                                      618  Parker Drilling Co. (b)                                          5,729
                                                      123  RPC, Inc.                                                        3,168
                                                      132  SEACOR Holdings, Inc. (b)                                        9,581
                                                      426  Superior Energy Services (b)                                     9,836
                                                       40  Superior Well Services, Inc. (b)                                   924
                                                      128  Universal Compression Holdings, Inc. (b)                         5,091
                                                      140  W-H Energy Services, Inc. (b)                                    4,539
                                                                                                                      -----------
                                                                                                                          120,497
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                           110  Applied Films Corp. (b)                                          2,310
                                                       90  Bucyrus International, Inc.                                      4,422
                                                       71  Cascade Corp.                                                    3,458
                                                      232  Engineered Support Systems, Inc.                                 9,521
                                                      196  Helix Technology Corp.                                           2,891
                                                      309  JLG Industries, Inc.                                            11,306
                                                       73  Semitool, Inc. (b)                                                 580
                                                      100  TurboChef Technologies, Inc. (b)                                 1,559
                                                                                                                      -----------
                                                                                                                           36,047
---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                           437  Champion Enterprises, Inc. (b)                                   6,459
                                                      100  Palm Harbor Homes, Inc. (b)                                      1,943
                                                       33  Skyline Corp.                                                    1,341
                                                                                                                      -----------
                                                                                                                            9,743
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                                  290  Federal Signal Corp.                                             4,956
                                                      100  Freightcar America, Inc.                                         4,078
                                                       70  Reddy Ice Holdings, Inc.                                         1,436
                                                       63  Standex International Corp.                                      1,659
                                                                                                                      -----------
                                                                                                                           12,129
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                        136  Abaxis, Inc. (b)                                           $     1,775
Supplies - 2.5%                                        83  Abiomed, Inc. (b)                                                  836
                                                      142  Advanced Neuromodulation Systems, Inc. (b)                       6,739
                                                      419  Align Technology, Inc. (b)                                       2,816
                                                      456  American Medical Systems Holdings, Inc. (b)                      9,188
                                                       52  Animas Corp. (b)                                                   816
                                                      111  Arrow International, Inc.                                        3,130
                                                      106  Bio-Rad Laboratories, Inc. Class A (b)                           5,829
                                                       91  Biosite, Inc. (b)                                                5,629
                                                      249  Cepheid, Inc. (b)                                                1,840
                                                      212  Conmed Corp. (b)                                                 5,911
                                                      127  Cyberonics, Inc. (b)                                             3,790
                                                      105  DJ Orthopedics, Inc. (b)                                         3,039
                                                      141  Diagnostic Products Corp.                                        7,435
                                                      243  Encore Medical Corp. (b)                                         1,142
                                                       60  ev3, Inc. (b)                                                    1,125
                                                      100  FoxHollow Technologies Inc. (b)                                  4,761
                                                       84  ICU Medical, Inc. (b)                                            2,416
                                                      134  I-Flow Corp. (b)                                                 1,837
                                                      281  Immucor, Inc. (b)                                                7,711
                                                      182  Invacare Corp.                                                   7,584
                                                      100  Inverness Medical Innovations, Inc. (b)                          2,653
                                                      167  Kyphon, Inc. (b)                                                 7,338
                                                       48  Landauer, Inc.                                                   2,352
                                                      112  Laserscope (b)                                                   3,156
                                                      216  Lifecell Corp. (b)                                               4,672
                                                      178  Mentor Corp.                                                     9,792
                                                      174  Merit Medical Systems, Inc. (b)                                  3,087
                                                      117  Molecular Devices Corp. (b)                                      2,444
                                                      100  NuVasive, Inc. (b)                                               1,874
                                                      321  OraSure Technologies, Inc. (b)                                   3,027
                                                      242  Owens & Minor, Inc.                                              7,103
                                                      415  PSS World Medical, Inc. (b)                                      5,536
                                                       90  Palomar Medical Technologies, Inc. (b)                           2,361
                                                      184  PolyMedica Corp.                                                 6,429
                                                      100  Somanetics Corp. (b)                                             2,496
                                                       87  SonoSite, Inc. (b)                                               2,582
                                                      100  Stereotaxis, Inc. (b)                                              741
                                                      441  Steris Corp.                                                    10,491
                                                      108  SurModics, Inc. (b)                                              4,179
                                                      241  Sybron Dental Specialties, Inc. (b)                             10,021
                                                      240  ThermoGenesis Corp. (b)                                          1,270
                                                      326  Thoratec Corp. (b)                                               5,790
                                                      194  Ventana Medical Systems (b)                                      7,386
                                                      183  Viasys Healthcare, Inc. (b)                                      4,573
                                                       24  Vital Signs, Inc.                                                1,106
                                                      176  West Pharmaceutical Services, Inc.                               5,222
                                                      189  Wright Medical Group, Inc. (b)                                   4,665
                                                                                                                      -----------
                                                                                                                          207,695
---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                               300  AMICAS, Inc. (b)                                                 1,620
                                                       82  America Service Group, Inc. (b)                                  1,360
                                                      190  Magellan Health Services, Inc. (b)                               6,679
                                                      160  Option Care, Inc.                                                2,342
                                                      149  Parexel International Corp. (b)                                  2,993

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       90  RehabCare Group, Inc. (b)                                  $     1,847
                                                      100  US Physical Therapy, Inc. (b)                                    1,816
                                                                                                                      -----------
                                                                                                                           18,657
---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.2%                               80  CIRCOR International, Inc.                                       2,196
                                                      402  Commercial Metals Co.                                           13,563
                                                      200  Earle M. Jorgensen Holdings Co., Inc. (b)                        1,906
                                                      129  Encore Wire Corp. (b)                                            2,098
                                                      171  Kaydon Corp.                                                     4,858
                                                      181  Lone Star Technologies (b)                                      10,062
                                                      267  Maverick Tube Corp. (b)                                          8,010
                                                      154  Metals USA, Inc. (b)                                             3,151
                                                      146  NN, Inc.                                                         1,751
                                                      133  NS Group, Inc. (b)                                               5,220
                                                      156  Quanex Corp.                                                    10,330
                                                       60  RBC Bearings, Inc.                                                 957
                                                      118  RTI International Metals, Inc. (b)                               4,643
                                                      174  Reliance Steel & Aluminum Co.                                    9,210
                                                      179  Ryerson Tull, Inc.                                               3,813
                                                      438  The Shaw Group, Inc. (b)                                        10,801
                                                       75  Valmont Industries, Inc.                                         2,202
                                                                                                                      -----------
                                                                                                                           94,771
---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%                118  AMCOL International Corp.                                        2,250
                                                      107  Brush Engineered Materials, Inc. (b)                             1,699
                                                      148  Chaparral Steel Co. (b)                                          3,733
                                                      105  Charles & Colvard Ltd.                                           2,621
                                                      144  Cleveland-Cliffs, Inc.                                          12,544
                                                      120  Compass Minerals International, Inc.                             2,760
                                                      613  GrafTech International Ltd. (b)                                  3,329
                                                      844  Hecla Mining Co. (b)                                             3,697
                                                      128  Minerals Technologies, Inc.                                      7,323
                                                      240  Stillwater Mining Co. (b)                                        2,196
                                                       62  Titanium Metals Corp. (b)                                        2,453
                                                                                                                      -----------
                                                                                                                           44,605
---------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%              500  Corn Products International, Inc.                               10,085
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                             169  Ceradyne, Inc. (b)                                               6,199
Commodities - 0.2%                                    197  Symyx Technologies (b)                                           5,146
                                                       95  WD-40 Co.                                                        2,518
                                                                                                                      -----------
                                                                                                                           13,863
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                             196  Insituform Technologies, Inc. Class A (b)                        3,389
Processing - 0.2%                                     128  Metal Management, Inc.                                           3,245
                                                       99  Rogers Corp. (b)                                                 3,831
                                                      505  USEC, Inc.                                                       5,636
                                                                                                                      -----------
                                                                                                                           16,101
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                394  BE Aerospace, Inc. (b)                                           6,529
                                                      161  Blount International, Inc. (b)                                   2,840
                                                                                                                      -----------
                                                                                                                            9,369
---------------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%                       332  GenCorp, Inc. (b)                                                6,192
                                                      178  Kaman Corp. Class A                                              3,640
                                                      190  Lancaster Colony Corp.                                           8,170
                                                      123  Raven Industries, Inc.                                           3,598
                                                       33  Sequa Corp. Class A (b)                                          1,947
                                                      257  Trinity Industries, Inc.                                        10,406
                                                      167  Walter Industries, Inc.                                          8,170
                                                                                                                      -----------
                                                                                                                           42,123
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                            96  Imagistics International, Inc. (b)                         $     4,018
Equipment - 0.1%                                      110  Kimball International, Inc. Class B                              1,330
                                                      100  Knoll, Inc.                                                      1,835
                                                      230  Presstek, Inc. (b)                                               2,985
                                                                                                                      -----------
                                                                                                                           10,168
---------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                               87  Atwood Oceanics, Inc. (b)                                        7,326
---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.2%                           100  ATP Oil & Gas Corp. (b)                                          3,284
                                                       67  Atlas America, Inc. (b)                                          3,273
                                                      130  Berry Petroleum Co. Class A                                      8,670
                                                       90  Bill Barrett Corp. (b)                                           3,314
                                                      208  Brigham Exploration Co. (b)                                      2,673
                                                      309  Cabot Oil & Gas Corp. Class A                                   15,608
                                                       57  Callon Petroleum Co. (b)                                         1,193
                                                      100  Carrizo Oil & Gas, Inc. (b)                                      2,930
                                                      344  Cheniere Energy, Inc. (b)                                       14,228
                                                      508  Cimarex Energy Co. (b)                                          23,028
                                                      249  Comstock Resources, Inc. (b)                                     8,170
                                                      112  Edge Petroleum Corp. (b)                                         2,956
                                                      258  Encore Acquisition Co. (b)                                      10,023
                                                      300  Endeavour International Corp. (b)                                1,500
                                                      182  Energy Partners Ltd. (b)                                         5,682
                                                      231  FX Energy, Inc. (b)                                              2,765
                                                      362  Frontier Oil Corp.                                              16,055
                                                      400  Gasco Energy, Inc. (b)                                           2,660
                                                      100  Goodrich Petroleum Corp. (b)                                     2,347
                                                    1,239  Grey Wolf, Inc. (b)                                             10,445
                                                      212  Harvest Natural Resources, Inc. (b)                              2,275
                                                      192  Houston Exploration Co. (b)                                     12,912
                                                      137  McMoRan Exploration Co. (b)                                      2,663
                                                      559  Meridian Resource Corp. (b)                                      2,331
                                                      400  Parallel Petroleum Corp. (b)                                     5,600
                                                      428  PetroHawk Energy Corp. (b)                                       6,167
                                                      117  Petroleum Development Corp. (b)                                  4,486
                                                      400  Petroquest Energy, Inc. (b)                                      4,176
                                                      100  Pioneer Drilling Co. (b)                                         1,952
                                                      125  Remington Oil & Gas Corp. (b)                                    5,188
                                                      113  Resource America, Inc. Class A                                   2,003
                                                      152  Spinnaker Exploration Co. (b)                                    9,833
                                                      400  St. Mary Land & Exploration Co.                                 14,640
                                                      163  Stone Energy Corp. (b)                                           9,950
                                                      200  Swift Energy Co. (b)                                             9,150
                                                        7  TEL Offshore Trust                                                  76
                                                      306  Todco Class A (b)                                               12,763
                                                      100  Toreador Resources Corp. (b)                                     3,540
                                                      100  Tri-Valley Corp. (b)                                               995
                                                       90  W&T Offshore, Inc.                                               2,919
                                                      100  Warren Resources, Inc. (b)                                       1,675
                                                      194  Whiting Petroleum Corp. (b)                                      8,505
                                                                                                                      -----------
                                                                                                                          264,603
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                        70  Alon USA Energy, Inc. (b)                                        1,690
                                                      200  Delta Petroleum Corp. (b)                                        4,150
                                                       84  Giant Industries, Inc. (b)                                       4,917
                                                      297  KCS Energy, Inc. (b)                                             8,176

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      100  Tipperary Corp. (b)                                        $       737
                                                                                                                      -----------
                                                                                                                           19,670
---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                              298  Ferro Corp.                                                      5,459
                                                      205  H.B. Fuller Co.                                                  6,371
                                                                                                                      -----------
                                                                                                                           11,830
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                          159  Albany International Corp. Class A                               5,862
                                                      300  Bowater, Inc.                                                    8,481
                                                      156  Buckeye Technologies, Inc. (b)                                   1,267
                                                      215  Caraustar Industries, Inc. (b)                                   2,361
                                                      119  Chesapeake Corp.                                                 2,188
                                                      200  Mercer International, Inc.-Sbi (b)                               1,654
                                                      100  Neenah Paper, Inc.                                               2,930
                                                      222  P.H. Glatfelter Co.                                              3,128
                                                      161  Rock-Tenn Co. Class A                                            2,431
                                                      274  Wausau Paper Corp.                                               3,428
                                                                                                                      -----------
                                                                                                                           33,730
---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                       148  Spartech Corp.                                                   2,892
---------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                     100  American Ecology Corp.                                           1,962
Services - 0.1%                                       356  Darling International, Inc. (b)                                  1,257
                                                       80  Duratek, Inc. (b)                                                1,462
                                                      233  Headwaters, Inc. (b)                                             8,714
                                                      200  Phoenix Technologies Ltd. (b)                                    1,506
                                                                                                                      -----------
                                                                                                                           14,901
---------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                   179  Regal-Beloit Corp.                                               5,807
---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                    257  Bowne & Co., Inc.                                                3,672
                                                      400  Cenveo, Inc. (b)                                                 4,148
                                                      100  TRM Corp. (b)                                                    1,519
                                                                                                                      -----------
                                                                                                                            9,339
---------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%                 82  ADE Corp. (b)                                                    1,843
                                                      189  ATMI, Inc. (b)                                                   5,859
                                                      148  August Technology Corp. (b)                                      1,579
                                                      694  Axcelis Technologies, Inc. (b)                                   3,623
                                                      313  Brooks Automation, Inc. (b)                                      4,172
                                                      280  Cognex Corp.                                                     8,420
                                                      572  Credence Systems Corp. (b)                                       4,565
                                                      238  Cymer, Inc. (b)                                                  7,454
                                                      132  Dionex Corp. (b)                                                 7,161
                                                      170  Electro Scientific Industries, Inc. (b)                          3,801
                                                      200  Emcore Corp. (b)                                                 1,224
                                                      692  Entegris, Inc. (b)                                               7,820
                                                      177  Esterline Technologies Corp. (b)                                 6,707
                                                      139  FEI Co. (b)                                                      2,676
                                                      100  Intevac, Inc. (b)                                                1,031
                                                      474  Kulicke & Soffa Industries, Inc. (b)                             3,437
                                                      344  LTX Corp. (b)                                                    1,452
                                                      146  MTS Systems Corp.                                                5,514
                                                      290  Mattson Technology, Inc. (b)                                     2,178
                                                      123  Photon Dynamics, Inc. (b)                                        2,355
                                                      189  Photronics, Inc. (b)                                             3,667
                                                      106  Rofin-Sinar Technologies, Inc. (b)                               4,027
                                                       67  Rudolph Technologies, Inc. (b)                                     902
                                                      158  Ultratech, Inc. (b)                                              2,463
                                                      229  Varian Semiconductor Equipment Associates, Inc. (b)              9,703
                                                                                                                      -----------
                                                                                                                          103,633
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%                      153  Banta Corp.                                                $     7,786
                                                       64  Consolidated Graphics, Inc. (b)                                  2,755
                                                       49  Courier Corp.                                                    1,833
                                                      186  Martha Stewart Living Omnimedia, Inc. Class A (b)                4,654
                                                      100  Playboy Enterprises, Inc. Class B (b)                            1,410
                                                      896  Primedia, Inc. (b)                                               3,665
                                                      619  The Reader's Digest Association, Inc. Class A                    9,885
                                                      213  Scholastic Corp. (b)                                             7,872
                                                       57  Thomas Nelson, Inc.                                              1,069
                                                                                                                      -----------
                                                                                                                           40,929
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                         410  Hollinger International, Inc. Class A                            4,018
                                                      106  Journal Communications, Inc. Class A                             1,579
                                                      252  Journal Register Co. (b)                                         4,077
                                                      100  Media General, Inc. Class A                                      5,801
                                                                                                                      -----------
                                                                                                                           15,475
---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.7%                         62  Beasley Broadcasting Group, Inc. Class A (b)                       871
                                                      200  Citadel Broadcasting Corp. (b)                                   2,746
                                                      200  Cox Radio, Inc. Class A (b)                                      3,040
                                                      352  Cumulus Media, Inc. Class A (b)                                  4,396
                                                      349  Emmis Communications Corp. Class A (b)                           7,709
                                                      200  Entercom Communications Corp. (b)                                6,318
                                                       53  Fisher Communications, Inc. (b)                                  2,468
                                                      269  Gray Television, Inc.                                            2,849
                                                       93  Liberty Corp.                                                    4,361
                                                      201  Lin TV Corp. Class A (b)                                         2,804
                                                      500  Radio One, Inc. Class D (b)                                      6,575
                                                      158  Regent Communications, Inc. (b)                                    831
                                                       79  Saga Communications, Inc. Class A (b)                            1,051
                                                       81  Salem Communications Corp. Class A (b)                           1,494
                                                      334  Sinclair Broadcast Group, Inc. Class A                           2,963
                                                      284  Spanish Broadcasting System Class A (b)                          2,039
                                                      100  WPT Enterprises, Inc. (b)                                          882
                                                       80  WorldSpace, Inc. Class A                                         1,127
                                                      128  World Wrestling Entertainment, Inc.                              1,664
                                                                                                                      -----------
                                                                                                                           56,188
---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                      231  Florida East Coast Industries, Inc.                             10,462
                                                       99  Genesee & Wyoming, Inc. Class A (b)                              3,138
                                                      486  Kansas City Southern (b)                                        11,329
                                                      213  RailAmerica, Inc. (b)                                            2,535
                                                                                                                      -----------
                                                                                                                           27,464
---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                              51  Greenbrier Cos., Inc.                                            1,695
                                                      285  Westinghouse Air Brake Technologies Corp.                        7,775
                                                                                                                      -----------
                                                                                                                            9,470
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                     20  Avatar Holdings, Inc. (b)                                        1,185
                                                      123  Bluegreen Corp. (b)                                              2,171
                                                       26  Consolidated-Tomoka Land Co.                                     1,768
                                                      200  DiamondRock Hospitality Co.                                      2,350
                                                      100  First Potomac Realty Trust                                       2,570
                                                       80  JER Investors Trust, Inc.                                        1,445
                                                      100  NorthStar Realty Finance Corp.                                     939
                                                      147  Sunterra Corp. (b)                                               1,930
                                                      103  Tarragon Corp. (b)                                               1,912
                                                       38  Tejon Ranch Co. (b)                                              1,786
                                                      192  Trammell Crow Co. (b)                                            4,739

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      207  WCI Communities, Inc. (b)                                  $     5,873
                                                                                                                      -----------
                                                                                                                           28,668
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) - 5.8%           152  AMLI Residential Properties Trust                                4,875
                                                      288  Aames Investment Corp.                                           1,809
                                                      144  Acadia Realty Trust                                              2,591
                                                      197  Affordable Residential Communities                               1,992
                                                       10  Alexander's, Inc. (b)                                            2,700
                                                      135  Alexandria Real Estate Equities, Inc.                           11,163
                                                       75  American Campus Communities, Inc.                                1,802
                                                      215  American Home Mortgage Investment Corp.                          6,515
                                                      312  Anthracite Capital, Inc.                                         3,613
                                                      249  Anworth Mortgage Asset Corp.                                     2,059
                                                       29  Arbor Realty Trust, Inc.                                           815
                                                      187  Ashford Hospitality Trust, Inc.                                  2,012
                                                      113  Bedford Property Investors                                       2,694
                                                      160  Bimini Mortgage Management, Inc. Class A                         1,808
                                                       98  BioMed Realty Trust, Inc.                                        2,430
                                                      200  Boykin Lodging Co. (b)                                           2,484
                                                      334  Brandywine Realty Trust                                         10,384
                                                      260  Capital Automotive REIT                                         10,065
                                                      110  Capital Lease Funding, Inc.                                      1,139
                                                       61  Capital Trust, Inc.                                              1,962
                                                      143  Cedar Shopping Centers, Inc.                                     2,069
                                                      211  Colonial Properties Trust                                        9,385
                                                      317  Commercial Net Lease Realty                                      6,340
                                                      226  Corporate Office Properties Trust                                7,899
                                                       56  Correctional Properties Trust                                    1,647
                                                      254  Cousins Properties, Inc.                                         7,676
                                                      100  Criimi MAE, Inc. (b)                                             1,721
                                                      170  Deerfield Triarc Capital Corp.                                   2,356
                                                       96  Digital Realty Trust, Inc.                                       1,728
                                                      390  ECC Capital Corp.                                                1,271
                                                      126  Eastgroup Properties                                             5,513
                                                      130  Education Realty Trust, Inc.                                     2,171
                                                      179  Entertainment Properties Trust                                   7,989
                                                      377  Equity Inns, Inc.                                                5,090
                                                      109  Equity Lifestyle Properties, Inc.                                4,905
                                                      204  Equity One, Inc.                                                 4,743
                                                      111  Extra Space Storage, Inc.                                        1,707
                                                      359  FelCor Lodging Trust, Inc. (b)                                   5,439
                                                      330  Fieldstone Investment Corp.                                      3,848
                                                      284  First Industrial Realty Trust, Inc.                             11,374
                                                      235  GMH Communities Trust                                            3,447
                                                      207  Gables Residential Trust                                         9,036
                                                       99  Getty Realty Corp.                                               2,849
                                                      207  Glenborough Realty Trust, Inc.                                   3,974
                                                      217  Glimcher Realty Trust                                            5,310
                                                      177  Government Properties Trust, Inc.                                1,735
                                                       39  Gramercy Capital Corp.                                             934
                                                      164  Heritage Property Investment Trust                               5,740
                                                      200  Hersha Hospitality Trust                                         1,986
                                                      185  Highland Hospitality Corp.                                       1,898
                                                      372  Highwoods Properties, Inc.                                      10,978
                                                      228  Home Properties, Inc.                                            8,949

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      279  HomeBanc Corp.                                             $     2,154
                                                      470  IMPAC Mortgage Holdings, Inc.                                    5,762
                                                      400  Inland Real Estate Corp.                                         6,264
                                                      284  Innkeepers USA Trust                                             4,388
                                                      244  Investors Real Estate Trust                                      2,318
                                                      199  Kilroy Realty Corp.                                             11,150
                                                      159  Kite Realty Group Trust                                          2,372
                                                       73  LTC Properties, Inc.                                             1,548
                                                    1,194  La Quinta Corp. (b)                                             10,376
                                                      168  LaSalle Hotel Properties                                         5,788
                                                      296  Lexington Corporate Properties Trust                             6,971
                                                      282  Luminent Mortgage Capital, Inc.                                  2,129
                                                      477  MFA Mortgage Investments, Inc.                                   2,924
                                                      242  Maguire Properties, Inc.                                         7,272
                                                       90  Medical Properties Trust, Inc.                                     882
                                                      572  Meristar Hospitality Corp. (b)                                   5,222
                                                      130  Mid-America Apartment Communities, Inc.                          6,046
                                                      134  National Health Investors, Inc.                                  3,700
                                                      460  Nationwide Health Properties, Inc.                              10,718
                                                      321  Newcastle Investment Corp.                                       8,956
                                                      188  Novastar Financial, Inc.                                         6,202
                                                      374  Omega Healthcare Investors, Inc.                                 5,206
                                                      120  Origen Financial, Inc.                                             908
                                                       93  PS Business Parks, Inc.                                          4,259
                                                       82  Parkway Properties, Inc.                                         3,847
                                                      196  Pennsylvania Real Estate Investment Trust                        8,267
                                                      277  Post Properties, Inc.                                           10,318
                                                      307  Prentiss Properties Trust                                       12,464
                                                      186  RAIT Investment Trust                                            5,301
                                                       79  Ramco-Gershenson Properties Trust                                2,306
                                                      124  Redwood Trust, Inc.                                              6,028
                                                       61  Saul Centers, Inc.                                               2,195
                                                      348  Saxon Capital Inc.                                               4,124
                                                      380  Senior Housing Properties Trust                                  7,220
                                                      100  Sizeler Property Investors, Inc.                                 1,214
                                                       93  Sovran Self Storage, Inc.                                        4,552
                                                      440  Spirit Finance Corp.                                             4,950
                                                      204  Strategic Hotel Capital, Inc.                                    3,725
                                                       94  Sun Communities, Inc.                                            3,079
                                                      169  Sunstone Hotel Investors, Inc.                                   4,122
                                                      198  Tanger Factory Outlet Centers, Inc.                              5,506
                                                      312  Taubman Centers, Inc.                                            9,890
                                                      133  The Town & Country Trust                                         3,860
                                                      322  Trustreet Properties, Inc.                                       5,039
                                                      218  U-Store-It Trust                                                 4,419
                                                       62  Universal Health Realty Income Trust                             2,062
                                                      110  Urstadt Biddle Properties, Inc. Class A                          1,668
                                                      261  Washington Real Estate Investment Trust                          8,120
                                                      112  Winston Hotels, Inc.                                             1,120
                                                                                                                      -----------
                                                                                                                          475,530
---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                   98  Arctic Cat, Inc.                                                 2,013
                                                      121  Coachmen Industries, Inc.                                        1,390
                                                      329  Fleetwood Enterprises, Inc. (b)                                  4,047
                                                       63  Marine Products Corp.                                              695

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      191  Monaco Coach Corp.                                         $     2,815
                                                      249  Thor Industries, Inc.                                            8,466
                                                      181  Winnebago Industries, Inc.                                       5,244
                                                                                                                      -----------
                                                                                                                           24,670
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                             90  Electro Rent Corp. (b)                                           1,132
Commercial - 0.3%                                     309  GATX Corp.                                                      12,221
                                                       59  Marlin Business Services, Inc. (b)                               1,359
                                                      106  McGrath RentCorp                                                 3,003
                                                      367  United Rentals, Inc. (b)                                         7,234
                                                                                                                      -----------
                                                                                                                           24,949
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%            231  Aaron Rents, Inc.                                                4,886
                                                       54  Amerco, Inc. (b)                                                 3,142
                                                      171  Dollar Thrifty Automotive Group (b)                              5,758
                                                      214  Rent-Way, Inc. (b)                                               1,470
                                                      146  WESCO International, Inc. (b)                                    4,945
                                                                                                                      -----------
                                                                                                                           20,201
---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                                    100  AFC Enterprises                                                  1,154
                                                      100  BJ's Restaurants, Inc. (b)                                       2,043
                                                      251  Bob Evans Farms, Inc.                                            5,700
                                                       52  Buffalo Wild Wings, Inc. (b)                                     1,378
                                                      234  CEC Entertainment, Inc. (b)                                      7,432
                                                      320  CKE Restaurants, Inc.                                            4,218
                                                      148  California Pizza Kitchen, Inc. (b)                               4,327
                                                       95  Dave & Buster's, Inc. (b)                                        1,268
                                                      600  Denny's Corp. (b)                                                2,466
                                                      132  Domino's Pizza, Inc.                                             3,078
                                                      122  IHOP Corp.                                                       4,970
                                                      254  Jack in the Box, Inc. (b)                                        7,597
                                                      384  Krispy Kreme Doughnuts, Inc. (b)                                 2,404
                                                      159  Landry's Restaurants, Inc.                                       4,659
                                                      122  Lone Star Steakhouse & Saloon, Inc.                              3,172
                                                      200  Luby's, Inc. (b)                                                 2,612
                                                      165  O'Charleys, Inc. (b)                                             2,361
                                                      178  PF Chang's China Bistro, Inc. (b)                                7,980
                                                       87  Papa John's International, Inc. (b)                              4,360
                                                      209  Rare Hospitality International, Inc. (b)                         5,371
                                                       86  Red Robin Gourmet Burgers, Inc. (b)                              3,942
                                                      400  Ruby Tuesday, Inc.                                               8,704
                                                       90  Ruth's Chris Steak House, Inc.                                   1,654
                                                      246  Ryan's Restaurant Group, Inc. (b)                                2,871
                                                      136  The Steak n Shake Co. (b)                                        2,468
                                                      306  Texas Roadhouse, Inc. Class A (b)                                4,559
                                                      196  Triarc Cos.                                                      2,993
                                                                                                                      -----------
                                                                                                                          105,741
---------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                                          34  1-800 Contacts, Inc. (b)                                           638
                                                      186  1-800-FLOWERS.COM, Inc. Class A (b)                              1,304
                                                      304  99 Cents Only Stores (b)                                         2,812
                                                      103  AC Moore Arts & Crafts, Inc. (b)                                 1,975
                                                      356  Aeropostale, Inc. (b)                                            7,565
                                                       73  America's Car Mart, Inc. (b)                                     1,310
                                                      121  Big 5 Sporting Goods Corp.                                       2,887
                                                      700  Big Lots, Inc. (b)                                               7,693
                                                       12  Blair Corp.                                                        443
                                                    1,100  Blockbuster, Inc. Class A                                        5,225

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                       34  Blue Nile, Inc. (b)                                        $     1,076
                                                       59  The Bon-Ton Stores, Inc.                                         1,146
                                                      152  Brookstone, Inc. (b)                                             3,031
                                                      106  Brown Shoe Co., Inc.                                             3,498
                                                       33  The Buckle, Inc.                                                 1,121
                                                       67  Build-A-Bear Workshop, Inc. (b)                                  1,494
                                                       99  Burlington Coat Factory Warehouse Corp.                          3,766
                                                      287  CSK Auto Corp. (b)                                               4,271
                                                      200  Cabela's, Inc. Class A (b)                                       3,674
                                                       80  Cache, Inc. (b)                                                  1,218
                                                      235  Casual Male Retail Group, Inc. (b)                               1,617
                                                      219  The Cato Corp. Class A                                           4,365
                                                      122  Central Garden and Pet Co. (b)                                   5,520
                                                      103  Charlotte Russe Holding, Inc. (b)                                1,372
                                                      715  Charming Shoppes (b)                                             7,629
                                                      121  The Children's Place Retail Stores, Inc. (b)                     4,312
                                                      231  Christopher & Banks Corp.                                        3,204
                                                      201  Coldwater Creek, Inc. (b)                                        5,069
                                                      156  Cost Plus, Inc. (b)                                              2,831
                                                       80  DSW, Inc. Class A (b)                                            1,696
                                                      100  Design Within Reach, Inc. (b)                                      903
                                                      163  Dress Barn, Inc. (b)                                             3,710
                                                      416  drugstore.com, Inc. (b)                                          1,539
                                                       85  Electronics Boutique Holdings Corp. (b)                          5,341
                                                      100  FTD Group, Inc. (b)                                              1,035
                                                      275  Fred's, Inc.                                                     3,440
                                                      213  GSI Commerce, Inc. (b)                                           4,239
                                                      330  GameStop Corp. Class B (b)                                       9,369
                                                      131  Genesco, Inc. (b)                                                4,878
                                                      142  Global Imaging Systems, Inc. (b)                                 4,835
                                                       88  Goody's Family Clothing, Inc.                                      666
                                                      113  Group 1 Automotive, Inc. (b)                                     3,119
                                                      170  Guitar Center, Inc. (b)                                          9,386
                                                      228  Gymboree Corp. (b)                                               3,110
                                                      316  HOT Topic, Inc. (b)                                              4,854
                                                      124  Handleman Co.                                                    1,566
                                                      252  Hibbett Sporting Goods, Inc. (b)                                 5,607
                                                      340  Insight Enterprises, Inc. (b)                                    6,324
                                                      138  The J. Jill Group, Inc. (b)                                      2,183
                                                      109  Jo-Ann Stores, Inc. (b)                                          1,886
                                                       78  Jos. A. Bank Clothiers, Inc. (b)                                 3,371
                                                       23  Lawson Products, Inc.                                              845
                                                      281  Linens 'N Things, Inc. (b)                                       7,503
                                                       76  Lithia Motors, Inc. Class A                                      2,202
                                                       65  MarineMax, Inc. (b)                                              1,657
                                                       42  New York & Co. (b)                                                 689
                                                       82  Overstock.com, Inc. (b)                                          3,145
                                                      100  PC Mall, Inc. (b)                                                  572
                                                      362  PEP Boys-Manny, Moe & Jack                                       5,010
                                                      400  Pacific Sunwear of California, Inc. (b)                          8,576
                                                       87  The Pantry, Inc. (b)                                             3,251
                                                      100  Party City Corp. (b)                                             1,692
                                                      422  Payless Shoesource, Inc. (b)                                     7,343
                                                      300  Petco Animal Supplies, Inc. (b)                                  6,348
                                                      500  Pier 1 Imports, Inc.                                             5,635

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      144  Priceline.com, Inc. (b)                                    $     2,782
                                                      221  Restoration Hardware, Inc. (b)                                   1,397
                                                      100  Retail Ventures, Inc. (b)                                        1,098
                                                      200  Rush Enterprises Inc. Class A (b)                                3,056
                                                       31  Russ Berrie & Co., Inc.                                            438
                                                      137  School Specialty, Inc. (b)                                       6,683
                                                       92  Sharper Image Corp. (b)                                          1,159
                                                      214  ShopKo Stores, Inc. (b)                                          5,461
                                                      165  Sonic Automotive, Inc.                                           3,666
                                                      135  The Sports Authority, Inc. (b)                                   3,974
                                                      202  Stage Stores, Inc.                                               5,428
                                                      130  Stamps.com, Inc. (b)                                             2,237
                                                      183  Stein Mart, Inc.                                                 3,715
                                                      100  Talbots, Inc.                                                    2,992
                                                      212  Too, Inc. (b)                                                    5,815
                                                      215  Tractor Supply Co. (b)                                           9,815
                                                      173  Trans World Entertainment Corp. (b)                              1,365
                                                      185  Tuesday Morning Corp.                                            4,786
                                                      111  United Auto Group, Inc.                                          3,667
                                                      274  United Natural Foods, Inc. (b)                                   9,689
                                                      141  ValueVision Media, Inc. Class A (b)                              1,600
                                                      200  Wilsons The Leather Experts (b)                                  1,220
                                                      334  Zale Corp. (b)                                                   9,078
                                                                                                                      -----------
                                                                                                                          320,712
---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.0%                                 113  Anchor Bancorp Wisconsin, Inc.                                   3,331
                                                      300  BFC Financial Corp. (b)                                          2,094
                                                      361  Bank Mutual Corp.                                                3,870
                                                      306  BankAtlantic Bancorp, Inc. Class A                               5,199
                                                      191  BankUnited Financial Corp. Class A                               4,368
                                                       48  Berkshire Hills Bancorp, Inc.                                    1,632
                                                      132  Beverly Hills Bancorp, Inc.                                      1,354
                                                      420  Brookline Bancorp, Inc.                                          6,644
                                                       36  Citizens First Bancorp, Inc.                                       768
                                                       64  Coastal Financial Corp.                                            959
                                                      260  Commercial Capital Bancorp, Inc.                                 4,420
                                                      253  Commercial Federal Corp.                                         8,637
                                                      232  Dime Community Bancshares, Inc.                                  3,415
                                                      157  Fidelity Bankshares, Inc.                                        4,796
                                                       98  First Financial Holdings, Inc.                                   3,011
                                                      100  First Indiana Corp.                                              3,407
                                                      763  First Niagara Financial Group, Inc.                             11,018
                                                       68  First Place Financial Corp.                                      1,508
                                                      142  First Republic Bank                                              5,003
                                                      103  FirstFed Financial Corp. (b)                                     5,542
                                                      232  Flagstar Bancorp, Inc.                                           3,735
                                                       96  Flushing Financial Corp.                                         1,572
                                                       54  Great Southern Bancorp, Inc.                                     1,616
                                                      123  Harbor Florida Bancshares, Inc.                                  4,461
                                                       45  Horizon Financial Corp.                                            990
                                                       61  IBERIABANK Corp.                                                 3,242
                                                       41  ITLA Capital Corp. (b)                                           2,152
                                                      231  KNBT Bancorp, Inc.                                               3,597
                                                      150  Kearny Financial Corp.                                           1,875
                                                      195  MAF Bancorp, Inc.                                                7,995

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      350  Netbank, Inc.                                              $     2,909
                                                      700  NewAlliance Bancshares, Inc.                                    10,248
                                                      105  Northwest Bancorp, Inc.                                          2,231
                                                       42  OceanFirst Financial Corp.                                       1,014
                                                      206  Ocwen Financial Corp. (b)                                        1,430
                                                      138  PFF Bancorp, Inc.                                                4,176
                                                      244  Partners Trust Financial Group, Inc.                             2,811
                                                      100  Pennfed Financial Services, Inc.                                 1,828
                                                      423  Provident Financial Services, Inc.                               7,445
                                                      241  Provident New York Bancorp                                       2,812
                                                      100  Rockville Financial, Inc. (b)                                    1,334
                                                      243  Sterling Financial Corp.                                         5,480
                                                      101  TierOne Corp.                                                    2,657
                                                      135  United Community Financial Corp.                                 1,515
                                                      600  W Holding Co., Inc.                                              5,736
                                                                                                                      -----------
                                                                                                                          165,837
---------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%               260  Newport Corp. (b)                                                3,622
                                                      242  Varian, Inc. (b)                                                 8,305
                                                                                                                      -----------
                                                                                                                           11,927
---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%                152  Archipelago Holdings, Inc. (b)                                   6,057
                                                       51  BKF Capital Group, Inc.                                          1,577
                                                      270  CharterMac                                                       5,535
                                                      313  Investment Technology Group, Inc. (b)                            9,265
                                                      700  Knight Capital Group, Inc. Class A (b)                           5,817
                                                      511  LaBranche & Co., Inc. (b)                                        4,441
                                                      156  MarketAxess Holdings, Inc. (b)                                   2,122
                                                      196  NCO Group, Inc. (b)                                              4,049
                                                       78  SWS Group, Inc.                                                  1,279
                                                      140  optionsXpress Holdings, Inc.                                     2,666
                                                       49  ZipRealty, Inc. (b)                                                624
                                                                                                                      -----------
                                                                                                                           43,432
---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.0%                            74  4Kids Entertainment, Inc. (b)                                    1,287
                                                      223  ABM Industries, Inc.                                             4,641
                                                      155  AMN Healthcare Services, Inc. (b)                                2,398
                                                      120  Administaff, Inc.                                                4,769
                                                      130  The Advisory Board Co. (b)                                       6,765
                                                       84  Ambassadors Group, Inc.                                          1,873
                                                       77  Angelica Corp.                                                   1,374
                                                      219  Autobytel, Inc. (b)                                              1,097
                                                       30  Braun Consulting, Inc. (b)                                         826
                                                      410  CBIZ, Inc. (b)                                                   2,091
                                                       64  CDI Corp.                                                        1,891
                                                       76  CRA International, Inc. (b)                                      3,168
                                                      153  Casella Waste Systems, Inc. (b)                                  2,009
                                                       96  Central Parking Corp.                                            1,435
                                                      174  Chemed Corp.                                                     7,541
                                                       85  Clark, Inc.                                                      1,431
                                                      100  Cogent, Inc. (b)                                                 2,375
                                                      177  Coinstar, Inc. (b)                                               3,276
                                                      222  Corrections Corp. of America (b)                                 8,813
                                                      114  CoStar Group, Inc. (b)                                           5,326
                                                      229  Cross Country Healthcare, Inc. (b)                               4,250
                                                      173  DiamondCluster International, Inc. Class A (b)                   1,311
                                                       24  Exponent, Inc. (b)                                                 753

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      259  FTI Consulting, Inc. (b)                                   $     6,542
                                                       39  First Advantage Corp. Class A (b)                                1,147
                                                       77  Forrester Research, Inc. (b)                                     1,603
                                                      127  G&K Services, Inc. Class A                                       5,003
                                                       71  The Geo Group, Inc. (b)                                          1,882
                                                      170  Gevity HR, Inc.                                                  4,631
                                                      289  Harris Interactive, Inc. (b)                                     1,234
                                                      122  Heidrick & Struggles International, Inc. (b)                     3,950
                                                      156  Hudson Highland Group, Inc. (b)                                  3,895
                                                      600  IKON Office Solutions, Inc.                                      5,988
                                                      266  Jackson Hewitt Tax Service, Inc.                                 6,360
                                                      132  Kelly Services, Inc. Class A                                     4,047
                                                      143  Kforce, Inc. (b)                                                 1,473
                                                      224  Korn/Ferry International (b)                                     3,671
                                                      394  Labor Ready, Inc. (b)                                           10,106
                                                      137  MAXIMUS, Inc.                                                    4,898
                                                      623  MPS Group, Inc. (b)                                              7,351
                                                       84  Midas, Inc. (b)                                                  1,670
                                                       44  Monro Muffler, Inc.                                              1,156
                                                      389  Navigant Consulting, Inc. (b)                                    7,453
                                                       61  Netratings, Inc. (b)                                               928
                                                      160  NeuStar, Inc. Class A (b)                                        5,118
                                                      100  Nutri/System, Inc. (b)                                           2,502
                                                      300  PHH Corp. (b)                                                    8,238
                                                      169  Pegasus Solutions, Inc. (b)                                      1,518
                                                       75  Pre-Paid Legal Services, Inc.                                    2,903
                                                      300  Regis Corp.                                                     11,346
                                                      320  Resources Connection, Inc. (b)                                   9,482
                                                      166  Rollins, Inc.                                                    3,240
                                                      100  Sirva, Inc. (b)                                                    746
                                                      257  Source Interlink Cos., Inc. (b)                                  2,842
                                                      355  Spherion Corp. (b)                                               2,698
                                                       87  Startek, Inc.                                                    1,148
                                                      213  TeleTech Holdings, Inc. (b)                                      2,134
                                                      290  Tetra Tech, Inc. (b)                                             4,878
                                                       14  Travelzoo, Inc. (b)                                                311
                                                       76  Unifirst Corp.                                                   2,665
                                                       37  Vertrue, Inc. (b)                                                1,345
                                                      100  Viad Corp.                                                       2,735
                                                       39  Volt Information Sciences, Inc. (b)                                792
                                                      331  Waste Connections, Inc. (b)                                     11,611
                                                      400  Waste Services, Inc. (b)                                         1,480
                                                      195  Watson Wyatt & Co. Holdings                                      5,255
                                                      484  Wireless Facilities, Inc. (b)                                    2,807
                                                      166  World Fuel Services Corp.                                        5,387
                                                                                                                      -----------
                                                                                                                          248,869
---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                       117  Gulfmark Offshore, Inc. (b)                                      3,776
                                                      132  Kirby Corp. (b)                                                  6,525
                                                      100  Maritrans, Inc.                                                  3,200
                                                                                                                      -----------
                                                                                                                           13,501
---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                           67  Deckers Outdoor Corp. (b)                                        1,612
                                                      223  The Finish Line, Inc. Class A                                    3,254
                                                      185  K-Swiss, Inc. Class A                                            5,470
                                                       69  Kenneth Cole Productions, Inc. Class A                           1,883

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      108  Skechers U.S.A., Inc. Class A (b)                          $     1,768
                                                       55  Steven Madden Ltd. (b)                                           1,261
                                                      199  Stride Rite Corp.                                                2,551
                                                      417  Wolverine World Wide, Inc.                                       8,778
                                                                                                                      -----------
                                                                                                                           26,577
---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                          700  AK Steel Holding Corp. (b)                                       5,999
                                                      151  Carpenter Technology Corp.                                       8,850
                                                      175  Gibraltar Industries, Inc.                                       4,002
                                                      211  Oregon Steel Mills, Inc. (b)                                     5,887
                                                      141  Schnitzer Steel Industries, Inc. Class A                         4,592
                                                      259  Steel Dynamics, Inc.                                             8,796
                                                       81  Steel Technologies, Inc.                                         2,100
                                                       45  Wheeling-Pittsburgh Corp. (b)                                      753
                                                      400  Worthington Industries, Inc.                                     8,412
                                                                                                                      -----------
                                                                                                                           49,391
---------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                               244  Wellman, Inc.                                                    1,545
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%                    77  Applied Signal Technology, Inc.                                  1,469
                                                      620  Arris Group, Inc. (b)                                            7,353
                                                      139  Audiovox Corp. Class A (b)                                       1,943
                                                      290  Belden CDT, Inc.                                                 5,635
                                                      255  C-COR, Inc. (b)                                                  1,721
                                                      100  EndWare Corp. (b)                                                1,290
                                                      100  Essex Corp. (b)                                                  2,167
                                                      100  INTAC International, Inc. (b)                                      606
                                                      355  Interdigital Communications Corp. (b)                            6,972
                                                      129  Mastec, Inc. (b)                                                 1,406
                                                      300  Plantronics, Inc.                                                9,243
                                                      600  Polycom, Inc. (b)                                                9,702
                                                      629  Powerwave Technologies, Inc. (b)                                 8,171
                                                      477  SBA Communications Corp. Class A (b)                             7,370
                                                      149  Spectralink Corp.                                                1,900
                                                      334  Symmetricom, Inc. (b)                                            2,585
                                                      400  Telkonet, Inc. (b)(e)                                            1,568
                                                      462  Terayon Corp. (b)                                                1,802
                                                                                                                      -----------
                                                                                                                           72,903
---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                               172  DHB Industries, Inc. (b)                                           721
                                                      300  Innovo Group, Inc. (b)                                             585
                                                      258  Interface, Inc. Class A (b)                                      2,131
                                                                                                                      -----------
                                                                                                                            3,437
---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.5%                 139  Carter's, Inc. (b)                                               7,895
                                                       59  Cherokee, Inc.                                                   2,064
                                                       90  Cone Mills Corp. (b)                                             1,314
                                                       74  Guess?, Inc. (b)                                                 1,586
                                                      112  Hartmarx Corp. (b)                                                 734
                                                      194  Kellwood Co.                                                     5,015
                                                       90  Maidenform Brands, Inc. (b)                                      1,238
                                                       99  Oxford Industries, Inc.                                          4,467
                                                       54  Perry Ellis International, Inc. (b)                              1,174
                                                      138  Phillips-Van Heusen Corp.                                        4,281
                                                      164  Russell Corp.                                                    2,303
                                                       30  Volcom Inc. (b)                                                    840
                                                      325  The Warnaco Group, Inc. (b)                                      7,121
                                                                                                                      -----------
                                                                                                                           40,032
---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                  64  Bandag, Inc.                                                     2,743

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      358  Cooper Tire & Rubber Co.                                   $     5,467
                                                                                                                      -----------
                                                                                                                            8,210
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                        532  Alliance One International, Inc.                                 1,883
                                                       85  Schweitzer-Mauduit International, Inc.                           1,897
                                                      242  Star Scientific, Inc. (b)                                          813
                                                      176  Universal Corp.                                                  6,834
                                                      198  Vector Group Ltd.                                                3,971
                                                                                                                      -----------
                                                                                                                           15,398
---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.0%                                           181  Jakks Pacific, Inc. (b)                                          2,938
                                                      201  Leapfrog Enterprises, Inc. (b)                                   2,969
                                                                                                                      -----------
                                                                                                                            5,907
---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                   110  HUB Group, Inc. Class A (b)                                      4,038
                                                      300  Odyssey Marine Exploration, Inc. (b)                             1,107
                                                      206  Pacer International, Inc. (b)                                    5,430
                                                      115  SCS Transportation, Inc. (b)                                     1,807
                                                       56  US Xpress Enterprises, Inc. Class A (b)                            653
                                                      100  USA Truck, Inc. (b)                                              2,530
                                                                                                                      -----------
                                                                                                                           15,565
---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                       156  Arkansas Best Corp.                                              5,440
                                                      139  Covenant Transport, Inc. Class A (b)                             1,682
                                                      196  Forward Air Corp.                                                7,221
                                                      278  Heartland Express, Inc.                                          5,655
                                                      222  Knight Transportation, Inc.                                      5,408
                                                       41  Marten Transport Ltd. (b)                                        1,037
                                                      123  Old Dominion Freight Line (b)                                    4,119
                                                      338  Werner Enterprises, Inc.                                         5,844
                                                                                                                      -----------
                                                                                                                           36,406
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                    384  Mediacom Communications Corp. Class A (b)                        2,834
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                          100  Allete, Inc.                                                     4,581
                                                      292  Avista Corp.                                                     5,665
                                                      230  Black Hills Corp.                                                9,975
                                                       94  CH Energy Group, Inc.                                            4,463
                                                       59  Central Vermont Public Service Corp.                             1,032
                                                      338  Cleco Corp.                                                      7,970
                                                      529  Duquesne Light Holdings, Inc.                                    9,104
                                                      340  El Paso Electric Co. (b)                                         7,089
                                                      147  The Empire District Electric Co.                                 3,362
                                                      292  IDACORP, Inc.                                                    8,798
                                                      118  MGE Energy, Inc.                                                 4,308
                                                      200  NorthWestern Corp.                                               6,038
                                                      211  Otter Tail Corp.                                                 6,528
                                                      734  Sierra Pacific Resources (b)                                    10,900
                                                       92  UIL Holdings Corp.                                               4,813
                                                      246  Unisource Energy Corp.                                           8,177
                                                                                                                      -----------
                                                                                                                          102,803
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                     97  Cascade Natural Gas Corp.                                        2,112
                                                       27  EnergySouth, Inc.                                                  745
                                                      121  The Laclede Group, Inc.                                          3,931
                                                      193  New Jersey Resources Corp.                                       8,874
                                                      304  Nicor, Inc.                                                     12,777
                                                      166  Northwest Natural Gas Co.                                        6,179
                                                      259  Peoples Energy Corp.                                            10,199
                                                      162  South Jersey Industries, Inc.                                    4,721
                                                      210  Southwest Gas Corp.                                              5,752

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                                   Shares
Industry                                             Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
                                                      337  WGL Holdings, Inc.                                         $    10,828
                                                                                                                      -----------
                                                                                                                           66,118
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                       295  Transmontaigne, Inc. (b)                                         2,357
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                     2,368  Aquila, Inc. (b)                                                 9,377
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.0%                  100  Alaska Communications Systems Group, Inc.                        1,144
                                                       90  CT Communications, Inc.                                          1,113
                                                      100  Centennial Communications Corp. (b)                              1,498
                                                    1,501  Cincinnati Bell, Inc. (b)                                        6,619
                                                      152  Commonwealth Telephone Enterprises, Inc.                         5,730
                                                      874  Dobson Communications Corp. Class A (b)                          6,704
                                                      170  FairPoint Communications, Inc.                                   2,487
                                                      445  General Communication Class A (b)                                4,406
                                                      400  GlobeTel Communications Corp. (b)                                  580
                                                       80  Golden Telecom, Inc. (a)                                         2,526
                                                      300  IDT Corp. Class B (b)                                            3,657
                                                       92  Intrado, Inc. (b)                                                1,659
                                                      144  Iowa Telecommunications Services, Inc.                           2,422
                                                    4,700  Level 3 Communications, Inc. (b)(e)                             10,904
                                                       80  North Pittsburgh Systems, Inc.                                   1,633
                                                      453  Premiere Global Services, Inc. (b)                               3,706
                                                      239  Price Communications Corp. (b)                                   3,932
                                                      100  RCN Corp. (b)                                                    2,122
                                                       29  Shenandoah Telecom Co.                                           1,195
                                                       80  SureWest Communications                                          2,294
                                                      217  Talk America Holdings, Inc. (b)                                  2,046
                                                      389  Time Warner Telecom, Inc. Class A (b)                            3,034
                                                      152  USA Mobility, Inc. (b)                                           4,101
                                                      428  Ubiquitel, Inc. (b)                                              3,741
                                                      200  Valor Communications Group, Inc.                                 2,726
                                                                                                                      -----------
                                                                                                                           81,979
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                               129  American States Water Co.                                        4,316
                                                      126  California Water Service Group                                   5,191
                                                       34  Connecticut Water Service, Inc.                                    840
                                                      101  Middlesex Water Co.                                              2,267
                                                       29  SJW Corp.                                                        1,400
                                                      164  Southwest Water Co.                                              2,378
                                                                                                                      -----------
                                                                                                                           16,392
---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                    200  Bell Microproducts, Inc. (b)                                     2,006
                                                      157  Brightpoint, Inc. (b)                                            3,005
                                                       75  LKQ Corp. (b)                                                    2,265
                                                      190  Prestige Brands Holdings, Inc. (b)                               2,341
                                                      234  United Stationers, Inc. (b)                                     11,199
                                                                                                                      -----------
                                                                                                                           20,816
---------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                 93  Central European Distribution Corp. (b)                          3,961
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $7,249,370) - 91.8%              7,511,456
---------------------------------------------------------------------------------------------------------------------------------

                                                           Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                 84  Gladstone Capital Corp.                                          1,894
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds (Cost - $2,017) - 0.0%                        1,894
---------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Small Cap Index Portfolio
Schedule of Investments as of September 30, 2005

                                               Beneficial
                                                 Interest  Short-Term Securities                                         Value
---------------------------------------------------------------------------------------------------------------------------------
                                               $  689,690  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I (c)                                               $   689,690
                                                   32,400  Merrill Lynch Liquidity Series, LLC Money Market
                                                           Series (c)(d)                                                   32,400
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost - $ 722,090) - 8.8%          722,090
---------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $7,973,477*) - 100.6%              8,235,440

                                                           Liabilities in Excess of Other Assets - (0.6%)                (54,277)
                                                                                                                      -----------
                                                           Net Assets - 100.0%                                        $ 8,181,163
                                                                                                                      ===========

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 7,973,477
                                                                    ===========
      Gross unrealized appreciation                                 $   887,061
      Gross unrealized depreciation                                    (625,098)
                                                                    -----------
      Net unrealized appreciation                                   $   261,963
                                                                    ===========

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------
                                                                   Net     Interest
      Affiliate                                                  Activity   Income
      -----------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ 689,690  $  8,038
      Merrill Lynch Liquidity Series, LLC Money Market Series   $  32,400  $  1,100
      -----------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face        Unrealized
      Contracts        Issue             Date            Value      Depreciation
      --------------------------------------------------------------------------
          9         Russell Mini     December 2005      $614,350      $(9,460)
      --------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.4%      Airlines - 0.0%                          1,112  Qantas Airways Ltd.                              $     2,863
                      ------------------------------------------------------------------------------------------------------------
                      Beverages - 0.2%                           525  Coca-Cola Amatil Ltd.                                  3,171
                                                               1,884  Foster's Group Ltd.                                    8,388
                                                                 382  Lion Nathan Ltd.                                       2,447
                                                                                                                       -----------
                                                                                                                            14,006
                      ------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.1%                       194  CSL Ltd.                                               5,689
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.1%                     210  Macquarie Bank Ltd.                                   12,084
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.0%                           179  Orica Ltd.                                             2,871
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.4%                  1,509  Australia & New Zealand Banking Group Ltd.            27,656
                                                               1,123  Commonwealth Bank of Australia                        32,940
                                                               1,348  National Australia Bank Ltd.                          34,022
                                                               1,553  Westpac Banking Corp.                                 25,024
                                                                                                                       -----------
                                                                                                                           119,642
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%      950  Brambles Industries Ltd.                               6,428
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%          277  Leighton Holdings Ltd.                                 3,014
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%              845  Boral Ltd.                                             5,207
                                                                 552  James Hardie Industries NV                             3,773
                                                                 902  Rinker Group Ltd.                                     11,421
                                                                                                                       -----------
                                                                                                                            20,401
                      ------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%              898  Amcor Ltd.                                             4,601
                      ------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                        425  Pacific Brands Ltd.                                      925
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.2%      143  Australian Stock Exchange Ltd.                         2,962
                                                                 209  Babcock & Brown Ltd.                                   3,384
                                                                 200  SFE Corp. Ltd.                                         1,915
                                                                 387  Suncorp-Metway Ltd.                                    5,825
                                                                                                                       -----------
                                                                                                                            14,086
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            2,070  Telstra Corp. Ltd.                                     6,434
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%            812  Coles Myer Ltd.                                        6,362
                                                                 823  Woolworths Ltd.                                       10,450
                                                                                                                       -----------
                                                                                                                            16,812
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                       907  Futuris Corp. Ltd.                                     1,461
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                    236  Ansell Ltd.                                            2,033
                      Supplies - 0.1%                             80  Cochlear Ltd.                                          2,395
                                                                                                                       -----------
                                                                                                                             4,428
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                    331  Mayne Group Ltd.                                       1,360
                      Services - 0.0%                            110  Sonic Healthcare Ltd.                                  1,302
                                                                                                                       -----------
                                                                                                                             2,662
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%       247  Aristocrat Leisure Ltd.                          $     2,235
                                                                 363  TABCORP Holdings Ltd.                                  4,782
                                                                 173  UNiTAB Ltd.                                            1,731
                                                                                                                       -----------
                                                                                                                             8,748
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                         307  Computershare Ltd.                                     1,547
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%            288  Wesfarmers Ltd.                                        8,830
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.3%                         1,456  AMP Ltd.                                               8,272
                                                                 870  AXA Asia Pacific Holdings Ltd.                         3,229
                                                               1,880  Insurance Australia Group Ltd.                         7,839
                                                                 672  QBE Insurance Group Ltd.                               9,592
                                                                                                                       -----------
                                                                                                                            28,932
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                             1,019  John Fairfax Holdings Ltd.                             3,541
                                                                 447  Macquarie Communications Infrastructure Group          2,024
                                                                 178  Publishing & Broadcasting Ltd.                         2,240
                                                                                                                       -----------
                                                                                                                             7,805
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.0%                     785  Alumina Ltd.                                           3,663
                                                               3,201  BHP Billiton Ltd.                                     54,389
                                                                 693  BlueScope Steel Ltd.                                   5,059
                                                                 380  Iluka Resources Ltd.                                   2,545
                                                                 321  Newcrest Mining Ltd.                                   5,143
                                                                 882  OneSteel Ltd.                                          2,566
                                                                 289  Rio Tinto Ltd.                                        13,052
                                                                                                                       -----------
                                                                                                                            86,417
                      ------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.0%                     384  Australian Gas Light Co., Ltd.                         4,346
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%         105  Caltex Australia Ltd.                                  1,645
                                                                 462  Origin Energy Ltd.                                     2,579
                                                                 629  Santos Ltd.                                            6,009
                                                                 451  Woodside Petroleum Ltd.                               12,399
                                                                                                                       -----------
                                                                                                                            22,632
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%             621  PaperlinX Ltd.                                         1,499
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.6%                         445  Centro Properties Group/New                            2,039
                                                               3,265  Commonwealth Property Office Fund                      3,154
                                                               3,055  DB RREEF Trust                                         3,196
                                                               2,010  General Property Trust                                 5,986
                                                               1,075  ING Industrial Fund                                    1,937
                                                               1,606  Investa Property Group                                 2,563
                                                                 395  Lend Lease Corp., Ltd.                                 4,218
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                 891  Macquire Goodman Group                           $     2,885
                                                                 939  Mirvac Group                                           2,897
                                                               1,260  Stockland                                              5,927
                                                                  42  Stockland (b)                                            196
                                                               1,135  Westfield Group                                       14,562
                                                                                                                       -----------
                                                                                                                            49,560
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                         277  Toll Holdings Ltd.                                     2,942
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                 143  Billabong International Ltd.                           1,425
                      Goods - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%     1,958  Macquarie Infrastructure Group                         5,996
                                                                 633  Patrick Corp. Ltd.                                     3,331
                                                                 480  Transurban Group                                       2,639
                                                                                                                       -----------
                                                                                                                            11,966
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                     475,056
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%        Building Products - 0.0%                    73  Wienerberger AG                                        2,886
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                     35  Bank Austria Creditanstalt AG                          3,924
                                                                  85  Erste Bank der Oesterreichischen Sparkassen AG         4,560
                                                                                                                       -----------
                                                                                                                             8,484
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              373  Telekom Austria AG                                     7,443
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                    5  Verbund - Oesterreichische
                                                                      Elektrizitaetswirtschafts AG                           1,760
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                            22  Andritz AG                                             2,201
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                      33  Voestalpine AG                                         2,912
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.1%         170  OMV AG                                                10,127
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                         144  IMMOFINANZ Immobilien Anlagen AG (b)                   1,399
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Austria                        37,212
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%        Beverages - 0.0%                           123  InBev NV                                               4,880
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.1%                            53  Solvay SA                                              6,182
                                                                  30  Umicore                                                3,282
                                                                                                                       -----------
                                                                                                                             9,464
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                    523  Dexia                                                 11,810
                                                                 169  KBC Bancassurance Holding                             13,733
                                                                                                                       -----------
                                                                                                                            25,543
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.4%    1,005  Fortis                                                29,238
                                                                  47  Groupe Bruxelles Lambert SA                            4,604
                                                                                                                       -----------
                                                                                                                            33,842
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              152  Belgacom SA                                      $     5,170
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                   21  Electrabel                                            10,558
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%              9  Colruyt SA                                             1,174
                                                                  67  Delhaize Group                                         3,976
                                                                                                                       -----------
                                                                                                                             5,150
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     31  Omega Pharma SA                                        1,756
                      Supplies - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products - 0.0%        105  AGFA-Gevaert NV                                        2,538
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.0%          42  Euronav SA                                             1,382
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.1%                     100  UCB SA                                                 5,295
                      ------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                  39  Mobistar SA                                            3,216
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Belgium                       108,794
----------------------------------------------------------------------------------------------------------------------------------
Cayman                Wireless Telecommunication               1,000  Hutchison Telecommunications International
Islands - 0.0%        Services - 0.0%                                 Ltd. (b)                                               1,450
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Cayman Islands              1,450
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%        Chemicals - 0.0%                            47  Novozymes A/S Class B                                  2,430
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                    339  Danske Bank A/S                                       10,406
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              178  TDC A/S                                                9,605
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.1%                195  Vestas Wind Systems A/S (b)                            4,726
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                        59  Danisco A/S                                            3,989
                                                                  38  East Asiatic Co., Ltd. A/S                             2,827
                                                                                                                       -----------
                                                                                                                             6,816
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     39  Coloplast A/S Class B                                  2,382
                      Supplies - 0.1%                            249  GN Store Nord                                          3,299
                                                                                                                       -----------
                                                                                                                             5,681
                      ------------------------------------------------------------------------------------------------------------
                      Marine - 0.1%                                1  AP Moller - Maersk A/S                                10,243
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.2%                      60  H Lundbeck A/S                                         1,529
                                                                 260  Novo-Nordisk A/S B                                    12,896
                                                                                                                       -----------
                                                                                                                            14,425
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                          17  DSV A/S                                                1,813
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Denmark                        66,145
----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%        Auto Components - 0.0%                      77  Nokian Renkaat Oyj                                     1,830
                      ------------------------------------------------------------------------------------------------------------
                      Building Products - 0.0%                   100  Asko Oyj                                               2,321
                      ------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.8%          4,025  Nokia Oyj                                             67,647
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%           62  YIT-Yhtyma Oyj                                         2,639
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication               81  Elisa Corp.                                      $     1,404
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                  298  Fortum Oyj                                             6,000
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                          90  Tietoenator Oyj                                        3,033
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                           162  Pohjola Group Plc Class D                              2,607
                                                                 346  Sampo Oyj                                              5,506
                                                                                                                       -----------
                                                                                                                             8,113
                      ------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products - 0.0%        113  Amer Sports Corp.                                      2,163
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.1%                            44  Cargotec Corp. Class B (b)                             1,330
                                                                  27  KCI Konecranes Oyj                                     1,253
                                                                  44  Kone Oyj Class B (b)                                   2,997
                                                                  52  Metso Oyj                                              1,323
                                                                  84  Wartsila Oyj                                           2,684
                                                                                                                       -----------
                                                                                                                             9,587
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.1%         135  Neste Oil Oyj (b)                                      5,018
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.2%             575  Stora Enso Oyj Class R                                 7,931
                                                                 481  UPM-Kymmene Oyj                                        9,656
                                                                                                                       -----------
                                                                                                                            17,587
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                       127,342
----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%         Aerospace & Defense - 0.2%                 182  European Aeronautic Defense and Space Co.              6,473
                                                                 109  Sagem SA                                               2,360
                                                                  83  Thales SA                                              3,866
                                                                  36  Zodiac SA                                              2,131
                                                                                                                       -----------
                                                                                                                            14,830
                      ------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                            144  Air France-KLM                                         2,415
                      ------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                     133  Compagnie Generale des Etablissements Michelin         7,838
                                                                  76  Valeo SA                                               3,169
                                                                                                                       -----------
                                                                                                                            11,007
                      ------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.3%                         157  Peugeot SA                                            10,695
                                                                 168  Renault SA                                            15,961
                                                                                                                       -----------
                                                                                                                            26,656
                      ------------------------------------------------------------------------------------------------------------
                      Beverages - 0.1%                            70  Pernod-Ricard                                         12,398
                      ------------------------------------------------------------------------------------------------------------
                      Building Products - 0.2%                   260  Cie de Saint-Gobain                                   15,003
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                            96  Air Liquide                                           17,709
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.2%                    703  BNP Paribas                                           53,609
                                                                 540  Credit Agricole SA                                    15,886
                                                                 327  Societe Generale                                      37,434
                                                                                                                       -----------
                                                                                                                           106,929
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.2%            985  Alcatel SA (b)                                   $    13,158
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.1%          136  Vinci SA                                              11,748
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%               16  Imerys SA                                              1,191
                                                                 158  Lafarge SA                                            13,944
                                                                                                                       -----------
                                                                                                                            15,135
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            1,556  France Telecom SA                                     44,799
                      Services - 0.5%
                      ------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.2%                110  Alstom (b)                                             5,239
                                                                 177  Schneider Electric SA                                 14,020
                                                                                                                       -----------
                                                                                                                            19,259
                      ------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 0.1%          80  Technip SA                                             4,749
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.3%            461  Carrefour SA                                          21,276
                                                                  52  Casino Guichard Perrachon SA                           3,699
                                                                                                                       -----------
                                                                                                                            24,975
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.3%                       212  Groupe Danone                                         22,915
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     94  Cie Generale d'Optique Essilor International SA        7,808
                      Supplies - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%       180  Accor SA                                               9,119
                                                                 103  Sodexho Alliance SA                                    3,901
                                                                                                                       -----------
                                                                                                                            13,020
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.1%                  223  Thomson                                                4,651
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                          75  Atos Origin (b)                                        5,321
                                                                 123  Cap Gemini SA (b)                                      4,802
                                                                                                                       -----------
                                                                                                                            10,123
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.4%                         1,238  AXA                                                   34,091
                                                                  16  CNP Assurances                                         1,076
                                                               1,359  SCOR                                                   2,785
                                                                                                                       -----------
                                                                                                                            37,952
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.5%                                96  Lagardere S.C.A.                                       6,835
                                                                  76  PagesJaunes Groupe SA                                  2,080
                                                                  83  Publicis Groupe                                        2,650
                                                                 121  Societe Television Francaise 1                         3,220
                                                                 928  Vivendi Universal SA                                  30,388
                                                                                                                       -----------
                                                                                                                            45,173
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                     510  Arcelor                                               11,966
                      ------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.4%                     780  Suez SA                                               22,617
                                                                 243  Veolia Environnement                                  10,286
                                                                                                                       -----------
                                                                                                                            32,903
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.1%                     65  Pinault-Printemps-Redoute                        $     6,841
                      ------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.0%                   34  Neopost SA                                             3,306
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 1.6%         512  Total SA                                             140,187
                      ------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.2%                   243  L'Oreal SA                                            18,882
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.9%                     935  Sanofi-Aventis                                        77,501
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                           7  Gecina SA                                                827
                                                                  41  Unibail                                                5,971
                                                                                                                       -----------
                                                                                                                             6,798
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor             537  STMicroelectronics NV                                  9,265
                      Equipment - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Software - 0.1%                             81  Business Objects SA (b)                                2,788
                                                                  35  Dassault Systemes SA                                   1,815
                                                                                                                       -----------
                                                                                                                             4,603
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                 194  LVMH Moet Hennessy Louis Vuitton SA                   16,045
                      Goods - 0.2%
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%        40  Autoroutes du Sud de la France                         2,322
                                                                  23  Societe Des Autoroutes Paris-Rhin-Rhone                1,551
                                                                                                                       -----------
                                                                                                                             3,873
                      ------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                 185  Bouygues                                               8,625
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                        823,207
----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.6%        Air Freight & Logistics - 0.1%             501  Deutsche Post AG                                      11,754
                      ------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                            253  Deutsche Lufthansa AG                                  3,364
                      ------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                     116  Continental AG                                         9,552
                      ------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.7%                         836  DaimlerChrysler AG                                    44,490
                                                                 206  Volkswagen AG                                         12,716
                                                                                                                       -----------
                                                                                                                            57,206
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.5%                     422  Deutsche Bank AG Registered Shares                    39,594
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.7%                           494  BASF AG                                               37,224
                                                                 579  Bayer AG                                              21,284
                                                                  56  Linde AG                                               4,139
                                                                                                                       -----------
                                                                                                                            62,647
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                    531  Bayerische Hypo-und Vereinsbank AG (b)                15,006
                                                                 414  Commerzbank AG                                        11,330
                                                                                                                       -----------
                                                                                                                            26,336
                      ------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.0%              23  Wincor Nixdorf AG                                      2,219
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%           36  Hochtief AG                                            1,612
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.1%      104  Deutsche Boerse AG                                     9,968
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            2,414  Deutsche Telekom AG                              $    44,064
                      Services - 0.5%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.6%                  549  E.ON AG                                               50,589
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%            128  Metro AG                                               6,323
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                     27  Celesio AG                                             2,371
                      Services - 0.1%                             22  Fresenius Medical Care AG                              2,009
                                                                                                                       -----------
                                                                                                                             4,380
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%       189  TUI AG                                                 4,038
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.6%            705  Siemens AG                                            54,484
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.7%                           327  Allianz AG Registered Shares                          44,290
                                                                 160  Muenchener Rueckversicherungs AG Registered
                                                                      Shares                                                18,326
                                                                                                                       -----------
                                                                                                                            62,616
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.1%                           151  MAN AG                                                 7,770
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                52  Premiere AG (b)                                        1,465
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                     298  ThyssenKrupp AG                                        6,241
                      ------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.3%                     383  RWE AG                                                25,420
                      ------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                    105  KarstadtQuelle AG                                      1,425
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.2%                      69  Altana AG                                              3,875
                                                                  52  Merck KGaA                                             4,390
                                                                 151  Schering AG                                            9,576
                                                                                                                       -----------
                                                                                                                            17,841
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                         118  IVG Immobilien AG                                      2,433
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor             589  Infineon Technologies AG (b)                           5,809
                      Equipment - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Software - 0.4%                            194  SAP AG                                                33,634
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.0%                     60  Douglas Holding AG                                     2,286
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                  43  Adidas-Salomon AG                                      7,495
                      Goods - 0.1%                                16  Puma AG Rudolf Dassler Sport                           4,355
                                                                                                                       -----------
                                                                                                                            11,850
                      ------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance - 0.1%          146  Hypo Real Estate Holding AG                            7,404
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                       574,324
----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%         Beverages - 0.0%                            84  Coca-Cola Hellenic Bottling Co. SA                     2,447
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                    284  Alpha Bank AE                                          8,046
                                                                 160  EFG Eurobank Ergasias SA                               4,950
                                                                 267  National Bank of Greece SA                            10,642
                                                                 205  Piraeus Bank SA                                        4,305
                                                                                                                       -----------
                                                                                                                            27,943
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%            275  Intracom SA                                      $     1,923
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              274  Hellenic Telecommunications Organization SA (b)        5,477
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                   94  Public Power Corp.                                     2,069
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%       209  OPAP SA                                                6,501
                      ------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                 137  Cosmote Mobile Telecommunications SA                   2,709
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Greece                         49,069
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.8%      Airlines - 0.0%                          1,000  Cathay Pacific Airways Ltd.                            1,779
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                  4,000  BOC Hong Kong Holdings Ltd.                            8,018
                                                               1,400  Bank of East Asia Ltd.                                 4,097
                                                                 700  Hang Seng Bank Ltd.                                    9,411
                                                                                                                       -----------
                                                                                                                            21,526
                      ------------------------------------------------------------------------------------------------------------
                      Distributors - 0.1%                      2,000  Li & Fung Ltd.                                         4,628
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.2%    4,000  Hong Kong Exchanges and Clearing Ltd.                 13,690
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            5,000  PCCW Ltd.                                              3,255
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.2%                1,500  CLP Holdings Ltd.                                      8,943
                                                               1,500  HongKong Electric Holdings                             7,483
                                                                                                                       -----------
                                                                                                                            16,426
                      ------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                     3,000  Hong Kong & China Gas                                  6,187
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                  500  Techtronic Industries Co.                              1,280
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.2%          2,000  Hutchison Whampoa Ltd.                                20,689
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                             2,935  SCMP Group Ltd.                                        1,097
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.7%                       2,000  Cheung Kong Holdings Ltd.                             22,584
                                                               2,000  Hang Lung Properties Ltd.                              3,184
                                                               1,000  Henderson Land Development Co., Ltd.                   4,995
                                                               3,049  New World Development Ltd.                             4,009
                                                               2,000  Sino Land Co.                                          2,436
                                                               1,000  Sun Hung Kai Properties Ltd.                          10,357
                                                               1,000  Swire Pacific Ltd. Class A                             9,210
                                                               1,000  Wharf Holdings Ltd.                                    3,899
                                                                                                                       -----------
                                                                                                                            60,674
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                       1,000  MTR Corp.                                              2,095
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor           4,563  Solomon Systech International Ltd.                     1,647
                      Equipment - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.0%                  4,000  Giordano International Ltd.                            2,759
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hong Kong                     157,732
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%        Beverages - 0.1%                           546  C&C Group Plc                                    $     3,279
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.4%                    744  Allied Irish Banks Plc                                15,877
                                                                 898  Bank of Ireland                                       14,237
                                                                 260  Depfa Bank Plc                                         4,185
                                                                                                                       -----------
                                                                                                                            34,299
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%              497  CRH Plc                                               13,512
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              684  Eircom Group Plc                                       1,616
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%            510  Fyffes Plc                                             1,562
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                        74  Kerry Group Plc                                        1,735
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%       171  Paddy Power Plc                                        3,031
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                           268  Irish Life & Permanent Plc                             4,879
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.0%                     317  Elan Corp. Plc (b)                                     2,866
                      ------------------------------------------------------------------------------------------------------------
                      Trading Companies &                        178  Grafton Group Plc                                      1,803
                      Distributors - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Ireland                        68,582
----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.8%          Aerospace & Defense - 0.1%                 249  Finmeccanica  SpA                                      4,961
                      ------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.1%                         543  Fiat SpA (b)                                           4,865
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.1%                     317  Banca Fideuram SpA                                     1,821
                                                                 452  Mediobanca SpA                                         8,921
                                                                                                                       -----------
                                                                                                                            10,742
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.0%                    130  Banca Antonveneta SpA                                  4,105
                                                               2,579  Banca Intesa SpA                                      12,055
                                                                 585  Banca Intesa SpA (RNC)                                 2,554
                                                                 677  Banca Monte dei Paschi di Siena SpA                    3,017
                                                               1,332  Banca Nazionale del Lavoro SpA (b)                     4,288
                                                                 437  Banca Popolare di Milano Scrl                          4,492
                                                                 317  Banche Popolari Unite Scrl                             6,455
                                                                 404  Banco Popolare di Verona e Novara Scrl                 7,645
                                                               1,351  Capitalia SpA                                          7,411
                                                               1,059  Sanpaolo IMI SpA                                      16,501
                                                               3,887  UniCredito Italiano SpA                               21,979
                                                                                                                       -----------
                                                                                                                            90,502
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.0%      166  FinecoGroup SpA                                        1,512
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            9,965  Telecom Italia SpA                                    32,511
                      Services - 0.5%                          4,624  Telecom Italia SpA (RNC)                              12,906
                                                                                                                       -----------
                                                                                                                            45,417
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.4%                3,711  Enel SpA                                         $    32,062
                                                               1,115  Terna SpA                                              2,886
                                                                                                                       -----------
                                                                                                                            34,948
                      ------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                       901  Snam Rete Gas SpA                                      5,274
                      ------------------------------------------------------------------------------------------------------------
                      Independent Power Producers                674  Edison SpA (b)                                         1,507
                      & Energy Traders - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%          2,088  Pirelli & C SpA                                        2,222
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                           459  Alleanza Assicurazioni SpA                             5,683
                                                                 869  Assicurazioni Generali SpA                            27,492
                                                                 328  Riunione Adriatica di Sicurta SpA                      7,487
                                                                                                                       -----------
                                                                                                                            40,662
                      ------------------------------------------------------------------------------------------------------------
                      Internet Software & Services - 0.0%        659  Telecom Italia Media SpA (b)                             433
                                                                 322  Tiscali SpA (b)                                        1,117
                                                                                                                       -----------
                                                                                                                             1,550
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                               854  Mediaset SpA                                          10,137
                                                               4,752  Seat Pagine Gialle SpA (b)                             2,352
                                                                                                                       -----------
                                                                                                                            12,489
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.8%       2,276  ENI SpA                                               67,806
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                  74  Luxottica Group SpA                                    1,846
                      Goods - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%       298  Autostrade SpA                                         7,681
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                         333,984
----------------------------------------------------------------------------------------------------------------------------------
Japan - 23.4%         Auto Components - 0.6%                     200  Aisin Seiki Co., Ltd.                                  5,682
                                                               1,000  Bridgestone Corp.                                     21,440
                                                                 500  Denso Corp.                                           14,514
                                                                 100  NOK Corp.                                              2,982
                                                                 200  Stanley Electric Co., Ltd.                             3,033
                                                                 200  Toyota Industries Corp.                                6,653
                                                                                                                       -----------
                                                                                                                            54,304
                      ------------------------------------------------------------------------------------------------------------
                      Automobiles - 2.1%                         700  Honda Motor Co., Ltd.                                 39,651
                                                               1,900  Nissan Motor Co., Ltd.                                21,726
                                                               2,600  Toyota Motor Corp.                                   119,287
                                                                 200  Yamaha Motor Co., Ltd.                                 4,138
                                                                                                                       -----------
                                                                                                                           184,802
                      ------------------------------------------------------------------------------------------------------------
                      Beverages - 0.2%                           400  Asahi Breweries Ltd.                                   5,071
                                                               1,000  Kirin Brewery Co., Ltd.                               11,029
                                                                                                                       -----------
                                                                                                                            16,100
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Building Products - 0.3%                 1,000  Asahi Glass Co., Ltd.                            $    10,508
                                                                 200  Daikin Industries Ltd.                                 5,364
                                                                 300  JS Group Corp.                                         5,116
                                                                                                                       -----------
                                                                                                                            20,988
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.6%                   1,000  Daiwa Securities Group, Inc.                           7,826
                                                                   2  E*Trade Securities Co., Ltd.                           8,805
                                                                 300  Matsui Securities Co., Ltd.                            3,650
                                                                 500  Nikko Cordial Corp.                                    5,792
                                                               1,600  Nomura Holdings, Inc.                                 24,860
                                                                   8  Softbank Investments Corp.                             3,349
                                                                                                                       -----------
                                                                                                                            54,282
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 1.0%                         1,000  Asahi Kasei Corp.                                      5,470
                                                                 200  Hitachi Chemical Co., Ltd.                             4,182
                                                               2,000  Ishihara Sangyo Kaisha Ltd.                            4,217
                                                                 200  JSR Corp.                                              4,164
                                                               1,000  Kuraray Co., Ltd.                                      8,876
                                                               2,000  Mitsubishi Chemical Corp.                              6,768
                                                               1,000  Mitsubishi Rayon Co., Ltd.                             4,482
                                                                 100  Nitto Denko Corp.                                      5,638
                                                                 300  Shin-Etsu Chemical Co., Ltd.                          13,102
                                                               1,000  Showa Denko KK                                         3,203
                                                               1,000  Sumitomo Chemical Co., Ltd.                            6,194
                                                               1,000  Teijin Ltd.                                            5,841
                                                               1,000  Toray Industries, Inc.                                 5,329
                                                               1,000  Tosoh Corp.                                            4,262
                                                               2,000  Ube Industries Ltd.                                    5,400
                                                                                                                       -----------
                                                                                                                            87,128
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 2.6%                  2,000  The Bank of Fukuoka Ltd.                              14,849
                                                               1,000  The Chiba Bank Ltd.                                    8,144
                                                               1,000  Hokuhoku Financial Group, Inc.                         3,776
                                                                   4  Mitsubishi Tokyo Financial Group, Inc.                52,585
                                                                   7  Mizuho Financial Group, Inc.                          44,591
                                                               1,000  The Nishi-Nippon City Bank Ltd.                        4,967
                                                                   5  Resona Holdings, Inc. (b)                             12,926
                                                               1,000  Shinsei Bank Ltd.                                      6,308

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                                               1,000  The Shizuoka Bank Ltd.                           $    10,314
                                                                   4  Sumitomo Mitsui Financial Group, Inc.                 37,762
                                                               1,000  The Sumitomo Trust & Banking Co., Ltd.                 8,241
                                                                   3  UFJ Holdings, Inc.                                    24,452
                                                                                                                       -----------
                                                                                                                           228,915
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.4%    1,000  Dai Nippon Printing Co., Ltd.                         16,146
                                                                   2  The Goodwill Group, Inc.                               3,070
                                                                 100  Meitec Corp.                                           3,203
                                                               1,000  Toppan Printing Co., Ltd.                             10,561
                                                                                                                       -----------
                                                                                                                            32,980
                      ------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.4%           1,000  Fujitsu Ltd.                                           6,600
                                                                 200  Mitsumi Electric Company, Ltd.                         2,033
                                                               2,000  NEC Corp.                                             10,852
                                                                 100  Seiko Epson Corp.                                      2,576
                                                               3,000  Toshiba Corp.                                         13,235
                                                                                                                       -----------
                                                                                                                            35,296
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.3%        1,000  Kajima Corp.                                           4,764
                                                               1,000  Obayashi Corp.                                         6,917
                                                               1,000  Shimizu Corp.                                          6,556
                                                               1,000  Taisei Corp.                                           4,120
                                                                                                                       -----------
                                                                                                                            22,357
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%            1,000  Sumitomo Osaka Cement Co., Ltd.                        3,194
                                                               1,000  Taiheiyo Cement Corp.                                  3,741
                                                                                                                       -----------
                                                                                                                             6,935
                      ------------------------------------------------------------------------------------------------------------
                      Consumer Finance - 0.6%                     80  Acom Co., Ltd.                                         5,816
                                                                  75  Aiful Corp.                                            6,293
                                                                 200  Credit Saison Co., Ltd.                                8,788
                                                                 100  ORIX Corp.                                            18,087
                                                                 100  Promise Co., Ltd.                                      7,420
                                                                 100  Takefuji Corp.                                         7,808
                                                                                                                       -----------
                                                                                                                            54,212
                      ------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.0%              200  Toyo Seikan Kaisha Ltd.                                2,975
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Consumer Services - 0.0%       100  Benesse Corp.                                          3,767
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication                4  Nippon Telegraph & Telephone Corp.                    19,693
                      Services - 0.2%
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.9%                  700  Chubu Electric Power Co., Inc.                   $    17,108
                                                                 200  Hokkaido Electric Power Co., Inc.                      4,262
                                                                 700  The Kansai Electric Power Co., Inc.                   15,471
                                                                 400  Kyushu Electric Power Co., Inc.                        8,911
                                                                 400  Tohoku Electric Power Co., Inc.                        8,911
                                                               1,000  The Tokyo Electric Power Co., Inc.                    25,322
                                                                                                                       -----------
                                                                                                                            79,985
                      ------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.4%              1,000  Furukawa Electric Co., Ltd.                            5,073
                                                               2,000  Mitsubishi Electric Corp.                             12,829
                                                               1,000  Sumitomo Electric Industries Ltd.                     13,499
                                                                                                                       -----------
                                                                                                                            31,401
                      ------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                     300  Citizen Watch Co., Ltd.                                2,448
                      Instruments - 0.9%                       3,000  Hitachi Ltd.                                          19,031
                                                                 300  Hoya Corp. (b)                                        13,543
                                                                 100  Ibiden Co., Ltd.                                       4,173
                                                                 100  Kyocera Corp.                                          6,970
                                                                 200  Murata Manufacturing Co., Ltd.                        11,170
                                                               1,000  Oki Electric Industry Co., Ltd.                        3,406
                                                                 200  Omron Corp.                                            4,879
                                                                 100  TDK Corp.                                              7,138
                                                                 200  Yokogawa Electric Corp.                                3,127
                                                                                                                       -----------
                                                                                                                            75,885
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.5%            700  Aeon Co., Ltd.                                        14,082
                                                                 100  Lawson, Inc.                                           3,776
                                                                 100  Matsumotokiyoshi Co., Ltd.                             3,256
                                                                 660  Seven & I Holdings Co., Ltd.                          21,895
                                                                                                                       -----------
                                                                                                                            43,009
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.3%                     1,000  Ajinomoto Co., Inc.                                   10,535
                                                                 200  Ariake Japan Co., Ltd.                                 4,579
                                                                 300  Katokichi Co., Ltd.                                    1,967
                                                                 100  Nissin Food Products Co., Ltd.                         2,607
                                                                 200  Yakult Honsha Co., Ltd.                                5,073
                                                                                                                       -----------
                                                                                                                            24,761
                      ------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.2%                     2,000  Osaka Gas Co., Ltd.                                    7,005
                                                               2,000  Tokyo Gas Co., Ltd.                                    8,135
                                                                                                                       -----------
                                                                                                                            15,140
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                    200  Terumo Corp.                                     $     6,441
                      Supplies - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                    200  Mediceo Paltac Holdings Co., Ltd.                      3,194
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 1.2%                  200  Casio Computer Co., Ltd.                               2,910
                                                                 100  Daito Trust Construction Co., Ltd.                     4,385
                                                               2,000  Matsushita Electric Industrial Co., Ltd.              33,933
                                                                 200  Pioneer Corp.                                          2,852
                                                                 200  Rinnai Corp.                                           4,606
                                                               2,000  Sanyo Electric Co., Ltd.                               4,941
                                                               1,000  Sekisui Chemical Co., Ltd.                             7,138
                                                               1,000  Sharp Corp.                                           14,505
                                                                 900  Sony Corp.                                            29,619
                                                                                                                       -----------
                                                                                                                           104,889
                      ------------------------------------------------------------------------------------------------------------
                      Household Products - 0.1%                  200  Uni-Charm Corp.                                        8,647
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.2%                         100  CSK Holdings Corp.                                     4,412
                                                                   1  NET One Systems Co., Ltd.                              1,968
                                                                   1  NTT Data Corp.                                         3,864
                                                                 100  TIS, Inc.                                              2,082
                                                                                                                       -----------
                                                                                                                            12,326
                      ------------------------------------------------------------------------------------------------------------
                      Independent Power Producers &              100  Electric Power Development Co.                         3,344
                      Energy Traders - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.6%                             1  Millea Holdings, Inc.                                 16,058
                                                               1,000  Mitsui Sumitomo Insurance Co., Ltd.                   11,593
                                                               1,000  Sompo Japan Insurance, Inc.                           13,261
                                                                 200  T&D Holdings, Inc.                                    11,929
                                                                                                                       -----------
                                                                                                                            52,841
                      ------------------------------------------------------------------------------------------------------------
                      Internet & Catalog Retail - 0.0%             5  Rakuten, Inc.                                          3,829
                      ------------------------------------------------------------------------------------------------------------
                      Internet Software & Services - 0.3%          3  eAccess Ltd.                                           2,263
                                                                   2  Index Corp.                                            2,735
                                                                   2  Index Corp. (b)                                        2,665
                                                                 200  Softbank Corp.                                        11,117
                                                                   4  Yahoo! Japan Corp.                                     4,764
                                                                   4  Yahoo! Japan Corp. (b)                                 4,694
                                                                                                                       -----------
                                                                                                                            28,238
                      ------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products - 0.4%        400  Fuji Photo Film Co., Ltd.                             13,199
                                                                 500  Namco Bandai Holdings, Inc.                            8,338

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                 100  Sankyo Co., Ltd. (Gunma)                         $     5,276
                                                                 100  Sega Sammy Holdings, Inc.                              3,953
                                                                 100  Sega Sammy Holdings, Inc. (b)                          3,882
                                                                 200  Yamaha Corp.                                           3,467
                                                                                                                       -----------
                                                                                                                            38,115
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 1.0%                         2,000  Ebara Corp.                                            8,523
                                                                 100  Fanuc Ltd.                                             8,100
                                                               2,000  Ishikawajima-Harima Heavy Industries Co., Ltd.         4,041
                                                               2,000  Kawasaki Heavy Industries Ltd.                         5,064
                                                               1,000  Komatsu Ltd.                                          13,640
                                                               1,000  Kubota Corp.                                           6,935
                                                               1,000  Minebea Co., Ltd.                                      4,129
                                                               3,000  Mitsubishi Heavy Industries Ltd.                      10,641
                                                               2,000  Mitsui Engineering & Shipbuilding Co., Ltd.            4,764
                                                               1,000  NSK Ltd.                                               5,523
                                                               1,000  Sumitomo Heavy Industries Ltd.                         7,103
                                                                 200  THK Co., Ltd.                                          4,994
                                                                                                                       -----------
                                                                                                                            83,457
                      ------------------------------------------------------------------------------------------------------------
                      Marine - 0.3%                            1,000  Kawasaki Kisen Kaisha Ltd.                             7,226
                                                               1,000  Mitsui OSK Lines Ltd.                                  8,002
                                                               1,000  Nippon Yusen Kabushiki Kaisha                          6,714
                                                                                                                       -----------
                                                                                                                            21,942
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                                 2  Dentsu, Inc.                                           5,682
                                                                   1  Fuji Television Network, Inc.                          2,241
                                                                                                                       -----------
                                                                                                                             7,923
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.1%                     500  JFE Holdings, Inc.                                    16,278
                                                               3,000  Kobe Steel Ltd.                                        9,132
                                                               2,000  Mitsubishi Materials Corp.                             7,076
                                                               1,000  Mitsui Mining & Smelting Co., Ltd.                     5,814
                                                               6,000  Nippon Steel Corp.                                    22,552
                                                               2,000  Nisshin Steel Co., Ltd.                                6,917
                                                               4,000  Sumitomo Metal Industries Ltd.                        14,046
                                                               1,000  Sumitomo Metal Mining Co., Ltd.                        9,282
                                                                 300  TOKYO STEEL MANUFACTURING CO., LTD.                    4,672
                                                                                                                       -----------
                                                                                                                            95,769
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.1%                    200  Isetan Co., Ltd.                                 $     3,190
                                                                 300  Marui Co., Ltd.                                        5,074
                                                                                                                       -----------
                                                                                                                             8,264
                      ------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.6%                  600  Canon, Inc.                                           32,451
                                                                 500  Konica Minolta Holdings, Inc.                          4,553
                                                               1,000  Ricoh Co., Ltd.                                       15,643
                                                                                                                       -----------
                                                                                                                            52,647
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.2%         500  Nippon Mining Holdings, Inc.                           3,970
                                                               1,000  Nippon Oil Corp.                                       8,867
                                                                 300  Showa Shell Sekiyu KK                                  4,113
                                                                                                                       -----------
                                                                                                                            16,950
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.1%               1  Nippon Paper Group, Inc.                               3,626
                                                               1,000  OJI Paper Co., Ltd.                                    5,470
                                                                                                                       -----------
                                                                                                                             9,096
                      ------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.0%                   100  Aderans Co., Ltd.                                      2,735
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 1.2%                     600  Astellas Pharma Inc.                                  22,605
                                                                 300  Chugai Pharmaceutical Co., Ltd.                        5,731
                                                                 848  Daiichi Sankyo Co. Ltd.                               17,389
                                                                 300  Eisai Co., Ltd.                                       12,837
                                                                 100  Santen Pharmaceutical Co., Ltd.                        2,590
                                                                 800  Takeda Pharmaceutical Co., Ltd.                       47,715
                                                                                                                       -----------
                                                                                                                           108,867
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.4%                           1  Japan Prime Realty Investment Corp.                    2,850
                                                                 200  Leopalace21 Corp.                                      4,835
                                                               1,000  Mitsubishi Estate Co., Ltd.                           13,746
                                                               1,000  Mitsui Fudosan Co., Ltd.                              15,061
                                                                                                                       -----------
                                                                                                                            36,492
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.7%                           2  Central Japan Railway Co.                             15,599
                                                                   3  East Japan Railway Co.                                17,152
                                                               2,000  Kintetsu Corp.                                         6,776
                                                               1,000  Nippon Express Co., Ltd.                               4,941
                                                               1,000  Tobu Railway Co., Ltd.                                 3,997
                                                               1,000  Tokyu Corp.                                            5,311
                                                                   2  West Japan Railway Co.                                 7,570
                                                                                                                       -----------
                                                                                                                            61,346
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor             100  Advantest Corp.                                  $     7,764
                      Equipment - 0.3%                           200  Elpida Memory, Inc. (b)                                5,858
                                                                 100  Rohm Co., Ltd.                                         8,691
                                                                 100  Tokyo Electron Ltd.                                    5,320
                                                                                                                       -----------
                                                                                                                            27,633
                      ------------------------------------------------------------------------------------------------------------
                      Software - 0.2%                            200  Hitachi Software Engineering Co., Ltd.                 3,213
                                                                 200  Konami Corp.                                           4,509
                                                                 100  Nintendo Co., Ltd.                                    11,682
                                                                                                                       -----------
                                                                                                                            19,404
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                    100  Fast Retailing Co., Ltd.                               7,597
                                                                 100  Shimachu Co., Ltd.                                     2,550
                                                                 100  Yamada Denki Co., Ltd.                                 7,614
                                                                                                                       -----------
                                                                                                                            17,761
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury               2,000  Toyobo Co., Ltd.                                       4,941
                      Goods - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                               1  Japan Tobacco, Inc.                                   15,793
                      ------------------------------------------------------------------------------------------------------------
                      Trading Companies &                      1,000  Itochu Corp.                                           6,891
                      Distributors - 0.7%                      2,000  Marubeni Corp.                                         9,317
                                                               1,000  Mitsubishi Corp.                                      19,764
                                                               1,000  Mitsui & Co., Ltd.                                    12,538
                                                                 400  Sojitz Corp. (b)                                       2,283
                                                               1,000  Sumitomo Corp.                                        10,570
                                                                                                                       -----------
                                                                                                                            61,363
                      ------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                   2  KDDI Corp.                                            11,293
                      Services - 0.4%                             15  NTT DoCoMo, Inc.                                      26,734
                                                                                                                       -----------
                                                                                                                            38,027
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Japan                       2,047,189
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.3%    Air Freight & Logistics - 0.1%             351  TNT NV                                                 8,747
                      ------------------------------------------------------------------------------------------------------------
                      Beverages - 0.1%                           230  Heineken NV                                            7,407
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                           207  Akzo Nobel NV                                          9,052
                                                                 156  DSM NV                                                 6,148
                                                                                                                       -----------
                                                                                                                            15,200
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                  1,638  ABN AMRO Holding NV                                   39,359
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%      214  Buhrmann NV                                            2,593
                                                                 103  Vedior NV                                              1,465
                                                                                                                       -----------
                                                                                                                             4,058
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.6%      111  Euronext NV                                      $     4,901
                                                               1,643  ING Groep NV CVA                                      49,086
                                                                                                                       -----------
                                                                                                                            53,987
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            1,883  Royal KPN NV                                          16,936
                      Services - 0.2%
                      ------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 0.0%          37  IHC Caland NV                                          3,096
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%          1,389  Koninklijke Ahold NV (b)                              10,534
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                       109  Royal Numico NV (b)                                    4,785
                                                                 532  Unilever NV                                           37,939
                                                                                                                       -----------
                                                                                                                            42,724
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.4%                1,174  Koninklijke Philips Electronics NV                    31,295
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                         164  Getronics NV                                           2,013
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.2%                         1,157  Aegon NV                                              17,227
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.2%                               657  Reed Elsevier NV                                       9,093
                                                                 231  VNU NV                                                 7,283
                                                                 269  Wolters Kluwer NV                                      5,020
                                                                                                                       -----------
                                                                                                                            21,396
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                          21  Corio NV                                               1,223
                                                                  26  Rodamco Europe NV                                      2,254
                                                                                                                       -----------
                                                                                                                             3,477
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor             444  ASML Holding NV (b)                                    7,312
                      Equipment - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Trading Companies &                        694  Hagemeyer NV (b)                                       2,050
                      Distributors - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands               286,818
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%    Construction Materials - 0.0%              261  Fletcher Building Ltd.                                 1,433
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            2,065  Telecom Corp. of New Zealand Ltd.                      8,620
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                    752  Fisher & Paykel Healthcare Corp.                       1,945
                      Supplies - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%       598  Sky City Ltd.                                          1,994
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                  514  Fisher & Paykel Appliances Holdings Ltd.               1,258
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%             854  Carter Holt Harvey Ltd.                                1,492
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in New Zealand                    16,742
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%         Chemicals - 0.0%                           175  Yara International ASA                                 3,172
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                    465  DNB NOR ASA                                            4,811
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.0%      261  Tomra Systems ASA                                      1,864
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%            162  Tandberg ASA                                     $     2,173
                                                                 108  Tandberg Television ASA (b)                            1,411
                                                                                                                       -----------
                                                                                                                             3,584
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              638  Telenor ASA                                            5,721
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Energy Equipment & Services - 0.1%          75  Petroleum Geo-Services ASA (b)                         2,397
                                                                 200  Stolt Offshore SA (b)                                  2,322
                                                                                                                       -----------
                                                                                                                             4,719
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                       161  Orkla ASA                                              6,132
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                           200  Storebrand ASA                                         1,962
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%          48  Frontline Ltd.                                         2,141
                                                                 134  Norsk Hydro ASA                                       15,055
                                                                 520  Statoil ASA                                           12,952
                                                                                                                       -----------
                                                                                                                            30,148
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%              48  Norske Skogindustrier ASA                                712
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                         62,825
----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.2%       Commercial Banks - 0.1%                  1,955  Banco Comercial Portugues SA Registered Shares         5,445
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              738  Portugal Telecom SGPS SA Registered Shares             6,762
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                1,764  Energias de Portugal SA                                4,934
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%          1,329  Sonae SGPS SA                                          2,275
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%       214  Brisa-Auto Estradas de Portugal SA Private
                                                                      Shares                                                 1,855
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Portugal                       21,271
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%      Commercial Banks - 0.3%                  1,000  DBS Group Holdings Ltd.                                9,352
                                                               2,400  Oversea-Chinese Banking Corp.                          8,878
                                                               1,000  United Overseas Bank Ltd.                              8,346
                                                                                                                       -----------
                                                                                                                            26,576
                      ------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.0%             150  Creative Technology Ltd.                               1,110
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            5,000  Singapore Telecommunications Ltd.                      7,221
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.1%     1,000  City Developments Ltd.                                 5,505
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%          1,000  Keppel Corp. Ltd.                                      7,517
                                                               1,242  SembCorp Industires Ltd.                               2,205
                                                                                                                       -----------
                                                                                                                             9,722
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                           815  SembCorp Marine Ltd.                                   1,442
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                             2,000  Singapore Press Holdings Ltd.                          5,469
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                       1,050  Ascendas Real Estate Investment Trust            $     1,361
                                                               1,000  CapitaLand Ltd.                                        1,859
                                                               1,455  Suntec Real Estate Investment Trust                      990
                                                                 100  United Overseas Land Ltd.                                139
                                                                                                                       -----------
                                                                                                                             4,349
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                       3,000  ComfortDelgro Corp. Ltd.                               2,664
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor           3,000  Chartered Semiconductor Manufacturing Ltd. (b)         2,042
                      Equipment - 0.0%                         3,000  STATS ChipPAC Ltd. (b)                                 1,847
                                                                                                                       -----------
                                                                                                                             3,889
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Singapore                      67,947
----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%   Beverages - 0.2%                           734  SABMiller Plc                                         14,271
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in South Africa                   14,271
----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%          Airlines - 0.0%                            629  Iberia Lineas Aereas de Espana                         1,608
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.5%                  3,085  Banco Bilbao Vizcaya Argentaria SA                    54,266
                                                                 845  Banco Popular Espanol SA                              10,330
                                                               5,191  Banco Santander Central Hispano SA                    68,406
                                                                                                                       -----------
                                                                                                                           133,002
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.2%          264  ACS Actividades de Construccion y Servicios, SA        7,719
                                                                  14  Acciona SA                                             1,608
                                                                  22  Fomento de Construcciones y Contratas SA               1,315
                                                                  69  Grupo Ferrovial SA                                     5,761
                                                                 145  Sacyr Vallehermoso SA                                  4,082
                                                                                                                       -----------
                                                                                                                            20,485
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            3,872  Telefonica SA                                         63,582
                      Services - 0.7%
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.6%                  890  Endesa SA                                             23,896
                                                                 734  Iberdrola SA                                          20,575
                                                                 212  Union Fenosa SA                                        7,024
                                                                                                                       -----------
                                                                                                                            51,495
                      ------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                143  Gamesa Corp. Tecnologica SA                            2,204
                      ------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                       103  Gas Natural SDG SA                                     3,005
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.0%        79  NH Hoteles SA                                          1,225
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                         154  Indra Sistemas SA                                      3,388
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                           102  Corporacion Mapfre SA                                  1,756
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                46  Sogecable SA (b)                                       1,801
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                     208  Acerinox SA                                            2,899
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.3%         809  Repsol YPF SA                                         26,296
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                          41  Inmobiliaria Colonial SA                         $     2,496
                                                                  42  Metrovacesa SA                                         3,102
                                                                                                                       -----------
                                                                                                                             5,598
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                    154  Inditex SA                                             4,534
                      ------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.1%                             275  Altadis SA                                            12,357
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%       184  Abertis Infraestructuras SA                            5,369
                                                                 249  Cintra Concesiones de Infraestructuras
                                                                      de Transporte SA                                       3,431
                                                                                                                       -----------
                                                                                                                             8,800
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                         344,035
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%         Building Products - 0.1%                   300  Assa Abloy AB B                                        4,250
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.0%                      95  D Carnegie AB                                          1,223
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                  2,067  Nordea Bank AB                                        20,725
                                                                 447  Skandinaviska Enskilda Banken AB Class A               8,212
                                                                 475  Svenska Handelsbanken Class A                         11,031
                                                                                                                       -----------
                                                                                                                            39,968
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%      295  Securitas AB                                           4,580
                      ------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.6%         13,469  Telefonaktiebolaget LM Ericsson                       49,314
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%          248  Skanska AB Class B                                     3,674
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              297  Tele2 AB                                               3,035
                      Services - 0.1%                          1,331  TeliaSonera AB                                         6,337
                                                                                                                       -----------
                                                                                                                             9,372
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                    208  Getinge AB Class B                                     2,879
                      Supplies - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                    160  Gambro AB Class A                                      2,432
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.1%                  271  Electrolux AB Series B                                 6,363
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                           994  Skandia Forsakrings AB                                 5,195
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.5%                           111  Alfa Laval AB                                          2,025
                                                                 336  Atlas Copco AB Class A                                 6,520
                                                                 123  Atlas Copco AB Class B                                 2,132
                                                                 392  SKF AB Class B                                         5,122
                                                                 204  Sandvik AB                                            10,174
                                                                  57  Scania AB Class B                                      2,065
                                                                 116  Trelleborg AB Class B                                  1,943
                                                                  59  Volvo AB Class A                                       2,496
                                                                 215  Volvo AB Class B                                       9,388
                                                                                                                       -----------
                                                                                                                            41,865
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                               196  Eniro AB                                         $     2,295
                                                                  43  Modern Times Group AB Class B (b)                      1,624
                                                                                                                       -----------
                                                                                                                             3,919
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.0%         234  Lundin Petroleum AB (b)                                2,967
                      ------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.1%             210  Svenska Cellulosa AB Class B                           7,376
                      ------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                         113  Wihlborgs Fastigheter AB                               2,017
                                                                  22  Wihlborgs Syd AB (b)                                     517
                                                                                                                       -----------
                                                                                                                             2,534
                      ------------------------------------------------------------------------------------------------------------
                      Software - 0.0%                            459  Telelogic AB (b)                                       1,057
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                    426  Hennes & Mauritz AB B Shares                          15,239
                      ------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.0%                             363  Swedish Match AB                                       4,344
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                        208,551
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.7%    Biotechnology - 0.1%                         6  Serono SA                                              3,960
                      ------------------------------------------------------------------------------------------------------------
                      Building Products - 0.0%                     4  Geberit AG Registered Shares                           2,923
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 1.5%                   1,114  Credit Suisse Group                                   49,511
                                                                 942  UBS AG Registered Shares                              80,372
                                                                                                                       -----------
                                                                                                                           129,883
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.3%                            70  Ciba Specialty Chemicals AG Registered Shares          4,145
                                                                 214  Clariant AG                                            3,087
                                                                   5  Givaudan                                               3,215
                                                                  47  Lonza Group AG Registered Shares                       2,785
                                                                  99  Syngenta AG                                           10,405
                                                                                                                       -----------
                                                                                                                            23,637
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.1%      121  Adecco SA Registered Shares                            5,547
                                                                   3  SGS SA                                                 2,323
                                                                                                                       -----------
                                                                                                                             7,870
                      ------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.1%              92  Logitech International SA (b)                          3,736
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%              150  Holcim Ltd.                                           10,000
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication               22  Swisscom AG                                            7,218
                      Services - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.1%              1,673  ABB Ltd. (b)                                          12,276
                      ------------------------------------------------------------------------------------------------------------
                      Food Products - 1.2%                       363  Nestle SA Registered Shares                          106,711
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     15  Nobel Biocare Holding AG                               3,549
                      Supplies - 0.1%                              5  Straumann Holding AG Registered Shares                 1,345
                                                                  46  Synthes, Inc.                                          5,402
                                                                                                                       -----------
                                                                                                                            10,296
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                           284  Swiss Reinsurance Registered Shares              $    18,724
                                                                 126  Zurich Financial Services AG                          21,550
                                                                                                                       -----------
                                                                                                                            40,274
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                             9  SIG Holding AG                                         2,302
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.2%                   2,126  Novartis AG Registered Shares                        108,258
                                                                 633  Roche Holding AG                                      88,279
                                                                                                                       -----------
                                                                                                                           196,537
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor              16  Unaxis Holding AG (b)                                  2,126
                      Equipment - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                 437  Compagnie Financiere Richemont AG                     17,372
                      Goods - 0.3%                                34  The Swatch Group Ltd. Bearer Shares                    4,702
                                                                                                                       -----------
                                                                                                                            22,074
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Switzerland                   581,823
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -      Aerospace & Defense - 0.4%               2,726  BAE Systems Plc                                       16,565
24.7%                                                          1,447  Cobham Plc                                             4,051
                                                                 238  Meggitt Plc                                            1,365
                                                               1,414  Rolls-Royce Group Plc                                  9,343
                                                                                                                       -----------
                                                                                                                            31,324
                      ------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics - 0.1%             315  Exel  Plc                                              6,838
                      ------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                            587  British Airways Plc (b)                                3,040
                      ------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.0%                     786  GKN Plc                                                4,099
                      ------------------------------------------------------------------------------------------------------------
                      Beverages - 0.5%                         2,713  Diageo Plc                                            39,116
                                                                 798  Scottish & Newcastle Plc                               6,547
                                                                                                                       -----------
                                                                                                                            45,663
                      ------------------------------------------------------------------------------------------------------------
                      Building Products - 0.1%                   503  BPB Plc                                                6,549
                                                                 596  Pilkington Plc                                         1,466
                                                                                                                       -----------
                                                                                                                             8,015
                      ------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.3%                     607  3i Group Plc                                           8,419
                                                                 712  Amvescap Plc                                           4,635
                                                                 233  ICAP Plc                                               1,509
                                                                 259  Man Group Plc                                          7,588
                                                                                                                       -----------
                                                                                                                            22,151
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                           466  BOC Group Plc                                          9,505
                                                               1,000  Imperial Chemical Industries Plc                       5,294
                                                                 138  Johnson Matthey Plc                                    2,888
                                                                                                                       -----------
                                                                                                                            17,687
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 4.5%                  5,633  Barclays Plc                                     $    57,101
                                                               3,386  HBOS Plc                                              51,126
                                                               9,917  HSBC Holdings Plc                                    160,880
                                                               5,113  Lloyds TSB Group Plc                                  42,242
                                                               2,786  Royal Bank of Scotland Group Plc                      79,303
                                                                                                                       -----------
                                                                                                                           390,652
                      ------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies - 0.2%      437  Brambles Industries Plc                                2,692
                                                                 757  Capita Group Plc                                       5,045
                                                               1,178  Group 4 Securicor Plc                                  3,152
                                                               1,713  Hays Plc                                               3,720
                                                               1,786  Rentokil Initial Plc                                   5,221
                                                                                                                       -----------
                                                                                                                            19,830
                      ------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.0%            224  Marconi Corp. Plc (b)                                  1,260
                      ------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 0.0%          476  Amec Plc                                               3,065
                                                                 203  Balfour Beatty Plc                                     1,176
                                                                                                                       -----------
                                                                                                                             4,241
                      ------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%              681  Hanson Plc                                             7,090
                      ------------------------------------------------------------------------------------------------------------
                      Consumer Finance - 0.1%                    387  Cattles Plc                                            2,054
                                                                 262  Provident Financial Plc                                2,906
                                                                                                                       -----------
                                                                                                                             4,960
                      ------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%              530  Rexam Plc                                              4,824
                      ------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                         84  Inchcape Plc                                           3,253
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.0%      295  London Stock Exchange Plc                              2,975
                      ------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            7,034  BT Group Plc                                          27,656
                      Services - 0.4%                          2,267  Cable & Wireless Plc                                   5,735
                                                                                                                       -----------
                                                                                                                            33,391
                      ------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.4%                  694  Scottish & Southern Energy Plc                        12,634
                                                               1,778  Scottish Power Plc                                    17,976
                                                                                                                       -----------
                                                                                                                            30,610
                      ------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                     420  Electrocomponents Plc                                  1,807
                      Instruments - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.6%            710  Boots Group Plc                                        7,643
                                                               1,473  J Sainsbury Plc                                        7,283
                                                               6,719  Tesco Plc                                             36,789
                                                                                                                       -----------
                                                                                                                            51,715
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                     1,972  Cadbury Schweppes Plc                            $    19,955
                                                                 560  Tate & Lyle Plc                                        4,500
                                                               2,253  Unilever Plc                                          23,596
                                                                                                                       -----------
                                                                                                                            48,051
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                    844  Smith & Nephew Plc                                     7,107
                      Supplies - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                    147  Alliance Unichem Plc                                   2,253
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure - 0.6%       128  Carnival Plc                                           6,637
                                                               1,990  Compass Group Plc                                      7,261
                                                                 340  Enterprise Inns Plc                                    5,068
                                                               1,486  Hilton Group Plc                                       8,268
                                                                 426  Intercontinental Hotels Group Plc                      5,404
                                                                 542  Mitchells & Butlers Plc                                3,502
                                                                 255  Punch Taverns Plc                                      3,609
                                                                 680  Rank Group Plc                                         3,591
                                                                 166  Whitbread Plc                                          2,788
                                                                 424  William Hill Plc                                       4,373
                                                                                                                       -----------
                                                                                                                            50,501
                      ------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.2%                  259  Barratt Developments  Plc                              3,462
                                                                 283  Persimmon Plc                                          4,296
                                                                 635  Taylor Woodrow Plc                                     3,643
                                                                 414  Wimpey George Plc                                      3,135
                                                                                                                       -----------
                                                                                                                            14,536
                      ------------------------------------------------------------------------------------------------------------
                      Household Products - 0.2%                  562  Reckitt Benckiser Plc                                 17,170
                      ------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                         384  LogicaCMG Plc                                          1,196
                      ------------------------------------------------------------------------------------------------------------
                      Independent Power Producers &            1,453  International Power Plc                                6,388
                      Energy Traders - 0.1%
                      ------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%            528  Smiths Group Plc                                       8,958
                                                                 807  Tomkins Plc                                            4,126
                                                                                                                       -----------
                                                                                                                            13,084
                      ------------------------------------------------------------------------------------------------------------
                      Insurance - 0.7%                         2,015  Aviva Plc                                             22,190
                                                                 293  Britannic Group Plc                                    3,198
                                                               1,965  Friends Provident Plc                                  6,501
                                                               5,703  Legal & General Group Plc                             11,451
                                                               1,921  Prudential Plc                                        17,485
                                                               2,829  Royal & Sun Alliance Insurance Group                   4,855
                                                                                                                       -----------
                                                                                                                            65,680
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Internet & Catalog Retail - 0.2%           962  GUS Plc                                          $    14,542
                      ------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                           177  IMI Plc                                                1,343
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.9%                             1,259  Aegis Group Plc                                        3,118
                                                                 973  British Sky Broadcasting Plc                           9,648
                                                                 190  Daily Mail & General Trust                             2,218
                                                                 781  EMI Group Plc                                          3,351
                                                                 256  Emap Plc                                               3,727
                                                               3,787  ITV Plc                                                7,571
                                                                 598  Pearson Plc                                            6,972
                                                               1,262  Reed Elsevier Plc                                     11,710
                                                               1,286  Reuters Group Plc                                      8,514
                                                                 173  Trinity Mirror Plc                                     1,838
                                                                 291  United Business Media Plc                              2,849
                                                               1,151  WPP Group Plc                                         11,749
                                                                 661  Yell Group Plc                                         5,593
                                                                                                                       -----------
                                                                                                                            78,858
                      ------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.3%                   1,216  Anglo American Plc                                    36,356
                                                               2,117  BHP Billiton Plc                                      34,306
                                                               3,970  Corus Group Plc                                        3,617
                                                                 919  Rio Tinto Plc Registered Shares                       37,686
                                                                                                                       -----------
                                                                                                                           111,965
                      ------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.5%                   3,598  Centrica Plc                                          15,658
                                                               2,527  National Grid Plc                                     23,761
                                                                 748  United Utilities Plc                                   8,668
                                                                                                                       -----------
                                                                                                                            48,087
                      ------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.2%                  1,506  Marks & Spencer Group Plc                              9,984
                                                                 248  Next Plc                                               6,107
                                                                                                                       -----------
                                                                                                                            16,091
                      ------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 5.3%       3,285  BG Group Plc                                          31,266
                                                              18,731  BP Plc                                               223,177
                                                               3,655  Royal Dutch Shell Plc                                121,238
                                                               2,419  Royal Dutch Shell Plc Class B                         83,792
                                                                                                                       -----------
                                                                                                                           459,473
                      ------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.3%                   1,421  AstraZeneca Plc                                       66,241
                                                               5,156  GlaxoSmithKline Plc                                  131,532
                                                                                                                       -----------
                                                                                                                           197,773
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.3%                         487  British Land Co. Plc                             $     8,103
                                                                 178  Hammerson Plc                                          2,933
                                                                 425  Land Securities Group Plc                             11,120
                                                                 154  Liberty International Plc                              2,711
                                                                 437  Slough Estates Plc                                     4,117
                                                                                                                       -----------
                                                                                                                            28,984
                      ------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.1%                         154  Arriva Plc                                             1,601
                                                                 431  Firstgroup Plc                                         2,516
                                                                 157  National Express Group Plc                             2,333
                                                                                                                       -----------
                                                                                                                             6,450
                      ------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor           1,412  ARM Holdings Plc                                       2,935
                      Equipment - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Software - 0.1%                          1,228  Sage Group Plc                                         5,008
                      ------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                  1,828  Dixons Group Plc                                       4,867
                                                                 484  HMV Group Plc                                          1,766
                                                                 556  Kesa Electricals Plc                                   2,511
                                                               2,097  Kingfisher Plc                                         8,013
                                                                 774  MFI Furniture Plc                                      1,489
                                                               1,025  Signet Group Plc                                       1,859
                                                                  66  Travis Perkins Plc                                     1,656
                                                                                                                       -----------
                                                                                                                            22,161
                      ------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.6%                           1,304  British American Tobacco Plc                          27,475
                                                                 482  Gallaher Group Plc                                     7,504
                                                                 690  Imperial Tobacco Group Plc                            19,824
                                                                                                                       -----------
                                                                                                                            54,803
                      ------------------------------------------------------------------------------------------------------------
                      Trading Companies &                        377  Bunzl Plc                                              3,788
                      Distributors - 0.2%                        539  Wolseley Plc                                          11,433
                                                                                                                       -----------
                                                                                                                            15,221
                      ------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.2%       169  Associated British Ports Holdings Plc                  1,570
                                                               1,064  BAA Plc                                               11,746
                                                                 526  BBA Group Plc                                          2,761
                                                                 743  The Peninsular and Oriental Steam
                                                                      Navigation Co.                                         4,390
                                                                                                                       -----------
                                                                                                                            20,467
                      ------------------------------------------------------------------------------------------------------------
                      Water Utilities - 0.1%                     241  Kelda Group Plc                                        2,995
                                                                 339  Severn Trent Plc                                       5,943
                                                                                                                       -----------
                                                                                                                             8,938
                      ------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                              Shares
Country               Industry                                  Held  Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication              56,130  Vodafone Group Plc                               $   146,467
                      Services - 1.7%
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom          2,160,957
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $8,014,285) - 98.8%                        8,635,326
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
United States - 0.9%                                           1,355  iShares MSCI EAFE Index Fund                          78,712
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Exchange-Traded Funds
                                                                      (Cost - $77,308) - 0.9%                               78,712
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%        Automobiles - 0.1%                           8  Porsche AG                                             6,171
                                                                  67  Volkswagen AG, 4.35%                                   3,068
                                                                                                                       -----------
                                                                                                                             9,239
                      ------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.1%                            40  Henkel KGaA, 1.75%                                     3,649
                      ------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                     19  Fresenius Medical Care AG, 2.30%                       1,500
                      Services - 0.0%
                      ------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                                96  ProSieben SAT.1 Media AG, 2.24%                        1,664
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total  Preferred Stocks
                                                                      (Cost - $14,066) - 0.2%                               16,052
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Rights
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.0%        Diversified Telecommunication              285  Eircom Group Plc (c)                                     203
                      Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Ireland                                  203
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.0%         Paper & Forest Products - 0.0%              48  Norske Skogindustrier ASA (d)                             84
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Norway                                    84
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights (Cost - $0) - 0.0%                          287
----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%                                         $ 4,565  Merrill Lynch Liquidity Series, LLC
                                                                           Cash Sweep Series I (a)                           4,565
                      ------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $4,565) - 0.1%                                 4,565
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments (Cost - $8,110,224*) - 100.0%    8,734,942

                                                                      Other Assets Less Liabilities - 0.0%                   3,404
                                                                                                                       -----------
                                                                      Net Assets - 100.0%                              $ 8,738,346
                                                                                                                       ===========

FAM Series Fund, Inc. - Mercury International Index Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes were as follows:

      Aggregate cost                                                $ 8,110,224
                                                                    ===========
      Gross unrealized appreciation                                 $   830,798
      Gross unrealized depreciation                                    (206,080)
                                                                    -----------
      Net unrealized appreciation                                   $   624,718
                                                                    ===========

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series
           LLC Cash Sweep Series l                 $  4,565             $  2,109
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   The rights may be exercised until 10/10/2005.
(d)   The rights may be exercised until 10/13/2005.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FAM Series Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    FAM Series Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    FAM Series Fund, Inc.

Date: November 17, 2005